UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05075

Thrivent Mutual Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

Michael W. Kremenak,

Secretary and Chief Legal Officer

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-4198

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Item 1.	Report to Stockholders

THRIVENT MUTUAL FUNDS

JUNE 30, 2017

SEMIANNUAL REPORT

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Dear Shareholder:

It is with some emotion that I share with you news of Russ Swansen’s retirement, Thrivent Financial’s Chief Investment Officer for the last 14 years. Russ and I have worked together very closely since I joined Thrivent in 2006, and I have learned a great deal from his years of experience. He is also a close friend. Russ has been a truly exceptional steward of the resources of Thrivent’s members and clients and, while we will miss his knowledge and professionalism (as well as his humor) day to day, Russ will continue to serve as a trustee of Thrivent Mutual Funds. I’m sure you will join me in wishing Russ all the best in his retirement.

With Russ’s retirement, I have assumed the role of Chief Investment Officer for Thrivent and will continue to serve as President and a trustee of Thrivent Mutual Funds. Going forward we will combine the President’s and Chief Investment Officer’s comments into a single, hopefully engaging, letter.

When writing these letters, it can sometimes be difficult to make references to the season of the year (meteorological or liturgical), since the timing of shareholder documents is tied to funds’ fiscal year-ends, and thus the reports can be mailed out over a period of several months. I was reminded of the seasonality of expressions recently when our pastor, during the seventh and final week of the Easter season, started the service by saying, “Jesus is risen!”—to which the congregation of course responded, “He is risen indeed!” I have often thought, as I’m sure many of you have as well, that it is such a joyous experience each Easter morning when we celebrate Christ’s resurrection that we should seek to preserve that joy all year long. Shame on me that our pastor’s expression took me by surprise less than two months after Easter Sunday!

My family’s church is in Long Lake, Minnesota and has a giant cross outside a large window behind the sanctuary. It is wonderful to see the cross through the seasons; snow on the cross over Christmas (this is Minnesota, after all) and rain on the cross in the spring. In June, when the sun is high in the sky, the sunlight will illuminate the cross gradually from top to bottom over the course of our 9 a.m. service. During the Easter season, we drape a piece of white linen across the cross. I love to watch that piece of white cloth flap in the wind during church.

If you’ll indulge me in sharing another story about my children (as in my last letter), I’ll explain what comes to mind when I see that piece of white linen. When my older son was probably 6 or 7 years old, he, like a lot of children, started to grapple with the notion of death. Kids that age will sometimes joke about death in awkward ways as they struggle to understand what it means for them. As parents, we all try to do our best, so I thought I would share with my son the best source of understanding of the concept that I knew, namely the story of Lazarus in the Gospel of John. We read the Gospel together. I explained to my son that, as amazing as the raising of Lazarus was (one of my favorite expressions of Jesus is when he commanded so perfectly and succinctly, “Lazarus, come out!”), Lazarus would die again in an earthly sense. But Jesus would never die again. We then read together the story of Jesus’ resurrection in John and I asked him what he noticed. My son saw that in the story of Lazarus, he came out in his grave clothes, which Jesus told him to remove. But in Jesus’ resurrection, the burial garments are left behind in the tomb, because He would have no further need of them. Whenever I see that piece of white linen flapping on the cross in the wind, I know that it represents all of our sins and all of our fears. They can be left on the cross, because we have no further need of them.

I mention this story, in part, because as I begin my tenure as chief investment officer, I can’t help but feel that managing money for the more than two million Thrivent members and shareholders—more than one half of one percent of the U.S. population—is an awe-inspiring responsibility. Thrivent isn’t here just to serve wealthy Christians or help affluent people live generously. Thrivent exists to help all Christians be wise with money and live generously. We love coming to work each day knowing that we have the privilege of helping families achieve their financial goals. But it is also a serious and, at times, daunting responsibility. You can be assured that our team of more than 100 experienced investment professionals will always be dedicated to managing your money with the same care and expertise as we would give our own—because that money also belongs to our friends, neighbors and fellow worshippers.

But markets can be volatile, stubborn and unpredictable. Hard as we try, no one can predict the future with certainty. At Thrivent, we stick to our longstanding investment approach, no matter who is leading the investment team. Invest for the long term. Do your homework through diligent, bottom-up credit analysis and equity research. Stay disciplined and invest the money the way we told investors we would. Don’t panic in turbulent times, but instead be prepared to seize opportunities. I can’t promise you we will always make the perfect investment decisions at the right time; no money manager can assure you of that. But I can promise you we will work our hardest to be good stewards of the assets you have entrusted to us. And I can promise you that whatever happens in the economy and in the financial markets, we will not be paralyzed by or subject to our fears—we have no further need of them.

Solid Market Through First Six Months

Stock markets in both the U.S. and abroad posted solid returns through the first six months of 2017 despite a continuing weakness in the oil market. Although the Federal Reserve approved two federal fund rate hikes during the six-month period, interest rates remained at historically low levels.

Economic Review

Gross domestic product (GDP), which is the broadest measure of economic output, grew at a seasonally adjusted annual rate of 1.4% in the first quarter of 2017, according to the third estimate of the U.S. Department of Commerce. GDP growth has traditionally been fairly sluggish in the first quarter, with stronger growth coming in the final three quarters.

Although we expect GDP growth for the year to be modest, we have seen some encouraging areas of the economy.

Employment has grown for 81 consecutive months, driving the unemployment rate down to just 4.4%. Consumer spending has improved during all six months of 2017, according to the U.S. Bureau of Economic Analysis, and corporate earnings have been on the upswing in 2017.

On the downside, retail sales have been spotty and the oil sector continues to struggle. Oil prices dipped 14.3% through the first six months of 2017 (West Texas Intermediate), and the energy sector of the S&P 500 Index dropped in each of the first six months of 2017 by more than 12%.

Market Review

In June, the Federal Reserve Board raised rates for the third time in the past seven months by 25 basis points (0.25%) to a new range of 1.00% to 1.25%. Yet market yields on 10-year U.S. Treasuries have remained near historic lows of less than 2.40%. However, we have seen some improvement in rates on money market funds and other short-term securities, which we believe is a positive development for consumers.

As corporate earnings improved, the stock market continued to climb through the first six months of 2017, extending the second longest bull market in modern U.S. market history (beginning March 9, 2009, and continuing 99 months through June without experiencing a single drop of 20% or more from a closing high).

The S&P 500 was up 8.24% for the first six months of 2017, with a total return of 9.34%. The NASDAQ was up 14.07% for the period, while the MSCI EAFE Index, which tracks developed markets in Europe, Australasia and the Far East, was up 14.07% for the six-month period.

Nine of the 11 sectors of the S&P 500 were up for the period, led by information technology, up 17.23%, and health care, up 16.07%. Other leading gainers included consumer discretionary, up 11%, industrials, up 9.51%, and materials, up 9.21%. The two losing sectors both suffered double-digit losses for the year. The energy sector was down 12.61% and the telecommunications services sector was down 10.74% through the first six months of 2017.

In the fixed-income market, yields on 10-year U.S. Treasury bonds slipped in June to a new low for the year at about 2.10%, before bouncing back to end the second quarter at 2.30%. However, that was well below the 2.44% yield at the close of 2016.

The Bloomberg Barclays U.S. Treasury Index, which tracks the returns of U.S. Treasury bonds, posted a total return of 1.87% for the six-month period. The Bloomberg Barclays U.S. Aggregate Bond Index, which tracks a broad range of investment-grade bonds, generated a total return of 2.27% for the period.

Our Outlook

We expect consumer spending and retail sales to be fairly solid through the second half of the year due, in part, to the strength of the job market. We expect the job market to remain strong in the months ahead, although we would like to see faster wage growth as the employment market tightens. Wages have grown by about 2.5% over the past year, but still remain below the median income of 2009.

GDP growth should improve in the second half of the year, well beyond the 1.4% annualized first quarter growth. We believe the total GDP growth for this year will be about 2.3%, which is in line with the consensus view, according to the Blue Chip Economic Indicators.

Globally, over the next 12 months, we estimate that China will have GDP growth of about 7%, Japan will have growth of 1.5%, Europe will have growth of about 2%, and the U.K. will grow about 3%.

We believe that inflation growth may edge up this year, but remain at a modest pace for the near future, in the range of 2.0% to 2.3%. That could increase slightly if wage growth and consumer spending improve. For the recovery to continue, we would like to see a continuing increase in corporate earnings, as well as more spending on corporate infrastructure, higher rates of production, healthy consumer spending, and continuing improvement in the employment market.

As always, thank you for the trust you have placed in our entire team of professionals at Thrivent Mutual Funds.

David S. Royal

President and Chief Investment Officer

Thrivent Mutual Funds

THRIVENT GROWTH AND INCOME PLUS FUND

Stephen D. Lowe, CFA, John T. Groton, CFA, Mark L. Simenstad, CFA, Noah J. Monsen, CFA, Reginald L. Pfeifer, CFA, Portfolio Co-Managers

The Fund seeks long-term capital growth and income.

The Fund invests in debt securities and equity securities. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. Leveraged loans, REITs, preferred securities, convertible securities, sovereign debt, and mortgage-related and other asset-backed securities are subject to additional risks. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets. An ETF is subject to additional fees and expenses, tracking error, and the risks of the underlying investments that it holds. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs, which could leave the Fund in a worse position than if it had not used these instruments. The Fund may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies.

THRIVENT DIVERSIFIED INCOME PLUS FUND

Mark L. Simenstad, CFA, Stephen D. Lowe, CFA, John T. Groton, CFA, Noah J. Monsen, CFA, Reginald L. Pfeifer, CFA, Portfolio Co-Managers

The Fund seeks to maximize income while maintaining prospects for capital appreciation.

The Fund invests in debt securities and equity securities. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. Leveraged loans, REITs, preferred securities, convertible securities, sovereign debt, and mortgage-related and other asset-backed securities are subject to additional risks. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets. An ETF is subject to additional fees and expenses, tracking error, and the risks of the underlying investments that it holds. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs, which could leave the Fund in a worse position than if it had not used these instruments. The Fund may engage in active and frequent trading of portfolio securities in implementing its principal investment strategies.

THRIVENT MULTIDIMENSIONAL INCOME FUND

Mark L. Simenstad, CFA, Gregory R. Anderson, CFA, Paul J. Ocenasek, CFA, Conrad E. Smith, CFA, and Kent L. White, CFA, Portfolio Co-Managers

The Fund seeks a high level of current income and, secondarily, growth of capital.

The Fund allocates its assets across multiple income and growth producing asset classes and strategies. The value of the Fund is influenced by factors impacting the overall market, certain asset classes, certain investment styles, and specific issuers. The Fund may incur losses due to incorrect assessments of investments by its investment adviser. Bond prices generally fall as interest rates rise. Credit risk is the risk that an issuer of a debt security may not pay its debt, and high yield securities are subject to increased credit risk as well as liquidity risk. Leveraged loans, closed-end funds, BDCs, MLPs, REITs, preferred securities, convertible securities, sovereign debt, and mortgage-related and other asset-backed securities are subject to additional risks. Foreign investments involve additional risks, including currency fluctuations, liquidity, political, economic and market instability, and different legal and accounting standards; these risks are magnified for investments in emerging markets. An ETF is subject to additional fees and expenses, tracking error, and the risks of the underlying investments that it holds. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs, which could leave the Fund in a worse position than if it had not used these instruments.

SHAREHOLDER EXPENSE EXAMPLE

(unaudited)

As a shareholder of a Fund, you incur, depending on the Fund and share class, two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2017 through June 30, 2017.

Actual Expenses

In the table below, the first section, labeled “Actual,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number from the appropriate Class line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid. A small account fee of $12 may be charged to Class A shareholder accounts if the value falls to an amount of $2,000 or less, in the case of a non-qualified account, and $1,000 or less, in the case of a qualified account. This fee is not included in the table below. If it were and you were assessed such a fee, the expenses you paid during the period would have been higher and the ending account value would have been lower.

Hypothetical Example for Comparison Purposes

In the table below, the second section, labeled “Hypothetical,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small account fee of $12 may be charged to Class A shareholder accounts if the value falls to an amount of $2,000 or less, in the case of a non-qualified account, and $1,000 or less, in the case of a qualified account. This fee is not included in the table below. If it were and you were assessed such a fee, the expenses you paid during the period would have been higher and the ending account value would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2017	Ending Account Value 6/30/2017	Expenses Paid during Period 1/1/2017- 6/30/2017*	Annualized Expense Ratio
Thrivent Growth and Income Plus Fund
Actual
Class A	$1,000	$1,069	$5.64	1.10%
Class S	$1,000	$1,071	$4.11	0.80%
Hypothetical**
Class A	$1,000	$1,019	$5.51	1.10%
Class S	$1,000	$1,021	$4.01	0.80%
Thrivent Diversified Income Plus Fund
Actual
Class A	$1,000	$1,050	$4.95	0.97%
Class S	$1,000	$1,052	$3.60	0.71%
Hypothetical**
Class A	$1,000	$1,020	$4.87	0.97%
Class S	$1,000	$1,021	$3.54	0.71%
Thrivent Multidimensional Income Fund
Actual
Class S	$1,000	$1,021	$3.88	1.15%
Hypothetical**
Class S	$1,000	$1,013	$3.87	1.15%

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. The Multidimensional Income Fund expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 122/365 to reflect the inception date short period.
**	Assuming 5% annualized total return before expenses.

GROWTH AND INCOME PLUS FUND

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Bank Loans (10.6%)	Value	% of Net Assets
Basic Materials (0.7%)
	Other Securities^	$546,312	0.7%

	Total	546,312

Capital Goods (0.8%)
	Other Securities^	684,689	0.8%

	Total	684,689

Communications Services (3.1%)
	Other Securities^	2,568,043	3.1%

	Total	2,568,043

Consumer Cyclical (1.4%)
	Other Securities^	1,146,245	1.4%

	Total	1,146,245

Consumer Non-Cyclical (1.5%)
	Valeant Pharmaceuticals International, Inc., Term Loan
$ 319,534	5.830%, 4/1/2022[a]	323,730	0.4%
	Other Securities^	943,061	1.1%

	Total	1,266,791

Energy (0.3%)
	Other Securities^	242,351	0.3%

	Total	242,351

Financials (0.9%)
	Other Securities^	736,560	0.9%

	Total	736,560

Technology (1.3%)
	Other Securities^	1,041,955	1.3%

	Total	1,041,955

Transportation (0.4%)
	Other Securities^	340,692	0.4%

	Total	340,692

Utilities (0.2%)
	Other Securities^	187,907	0.2%

	Total	187,907

	Total Bank Loans (cost $8,819,346)	8,761,545

Shares	Common Stock (64.9%)
Consumer Discretionary (8.9%)
1,530	Amazon.com, Inc.[b]	1,481,040	1.8%
16,676	Comcast Corporation	649,030	0.8%
270	Priceline Group, Inc.[b]	505,040	0.6%
10,074	Starbucks Corporation	587,415	0.7%
5,260	Walt Disney Company	558,875	0.7%
	Other Securities^	3,599,444	4.3%

	Total	7,380,844

Consumer Staples (3.8%)
9,610	Philip Morris International, Inc.	1,128,694	1.4%
12,150	Whole Foods Market, Inc.	511,636	0.6%
	Other Securities^	1,515,678	1.8%

	Total	3,156,008

Energy (3.5%)
87,857	BP plc	507,128	0.6%
3,180	Concho Resources, Inc.[b]	386,465	0.5%
2,670	Pioneer Natural Resources Company	426,079	0.5%
	Other Securities^	1,580,684	1.9%

	Total	2,900,356

Financials (9.2%)
31,790	Bank of America Corporation	771,225	0.9%
8,300	Encore Capital Group, Inc.[b]	333,245	0.4%
3,780	Goldman Sachs Group, Inc.	838,782	1.0%
37,087	HSBC Holdings plc	344,242	0.4%
5,530	Intercontinental Exchange, Inc.	364,538	0.4%
5,343	MetLife, Inc.	293,544	0.4%
16,200	Synchrony Financial	483,084	0.6%
	Other Securities^	4,212,356	5.1%

	Total	7,641,016

Health Care (6.6%)
4,640	Celgene Corporation[b]	602,597	0.7%
2,090	CIGNA Corporation	349,845	0.4%
7,950	Medtronic plc	705,562	0.9%
6,646	Novartis AG	555,118	0.7%
6,259	UnitedHealth Group, Inc.	1,160,544	1.4%
3,880	Zimmer Biomet Holdings, Inc.	498,192	0.6%
	Other Securities^	1,617,576	1.9%

	Total	5,489,434

Industrials (7.7%)
12,490	CSX Corporation	681,454	0.8%
1,960	Cummins, Inc.	317,951	0.4%
5,920	Delta Air Lines, Inc.	318,141	0.4%
7,300	Eaton Corporation plc	568,159	0.7%
4,020	Illinois Tool Works, Inc.	575,865	0.7%
	Other Securities^	3,879,321	4.7%

	Total	6,340,891

Information Technology (10.4%)
720	Alphabet, Inc., Class Ab	669,370	0.8%
521	Alphabet, Inc., Class Cb	473,448	0.6%
10,559	Apple, Inc.	1,520,707	1.8%
15,055	Cisco Systems, Inc.	471,221	0.6%
8,400	Cognizant Technology Solutions Corporation	557,760	0.7%
5,240	Facebook, Inc.[b]	791,135	1.0%
11,890	PayPal Holdings, Inc.[b]	638,136	0.8%
8,620	Visa, Inc.	808,384	1.0%
	Other Securities^	2,706,139	3.1%

	Total	8,636,300

Materials (3.1%)
	Other Securities^	2,522,624	3.1%

	Total	2,522,624

Real Estate (9.5%)
2,682	Alexandria Real Estate Equities, Inc.	323,101	0.4%
10,750	Duke Realty Corporation	300,462	0.4%
750	Equinix, Inc.	321,870	0.4%
5,695	Prologis, Inc.	333,955	0.4%
3,049	Simon Property Group, Inc.	493,206	0.6%
	Other Securities^	6,042,465	7.3%

	Total	7,815,059

The accompanying Notes to Financial Statements are an integral part of this schedule.

GROWTH AND INCOME PLUS FUND

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (64.9%)	Value	% of Net Assets
Telecommunications Services (1.0%)
	Other Securities^	$836,269	1.0%

	Total	836,269

Utilities (1.2%)
	Other Securities^	981,365	1.2%

	Total	981,365

	Total Common Stock (cost $47,495,343)	53,700,166

Principal Amount	Long-Term Fixed Income (17.5%)
Asset-Backed Securities (0.2%)
	Other Securities^	180,369	0.2%

	Total	180,369

Basic Materials (0.4%)
	Other Securities^	316,040	0.4%

	Total	316,040

Capital Goods (0.5%)
	Other Securities^	434,877	0.5%

	Total	434,877

Collateralized Mortgage Obligations (1.9%)
	Alternative Loan Trust
116,413	5.500%, 10/25/2035, Ser. 2005-47CB, Class A7	100,135	0.1%
	CHL Mortgage Pass-Through Trust
63,901	3.337%, 1/25/2036, Ser.2005-31, Class 4A2	57,587	0.1%
	Countrywide Home Loan Mortgage Pass Through Trust
96,643	3.193%, 11/25/2035, Ser. 2005-22, Class 2A1	82,929	0.1%
	Other Securities^	1,325,714	1.6%

	Total	1,566,365

Communications Services (0.8%)
	Other Securities^	673,881	0.8%

	Total	673,881

Consumer Cyclical (0.9%)
	Visa, Inc.
10,000	2.200%, 12/14/2020	10,083	<0.1%
	Other Securities^	742,348	0.9%

	Total	752,431

Consumer Non-Cyclical (0.9%)
	Other Securities^	751,132	0.9%

	Total	751,132

Energy (0.8%)
	Other Securities^	686,887	0.8%

	Total	686,887

Financials (2.1%)
	Bank of America Corporation
43,000	2.316% - 5.700%, 5/1/2018 - 1/20/2023[c]	45,307	0.1%
	Goldman Sachs Group, Inc.
70,000	2.352% - 7.500%, 1/31/2019 - 4/26/2022[c,d]	72,837	<0.1%
	Goldman Sachs Group, Inc., Convertible
375,000	0.500%, 9/24/2022	466,159	0.6%
	UnitedHealth Group, Inc.
10,000	3.350%, 7/15/2022	10,439	<0.1%
	Other Securities^	1,140,999	1.4%

	Total	1,735,741

Foreign Government (3.9%)
	Other Securities^	3,250,212	3.9%

	Total	3,250,212

Mortgage-Backed Securities (3.7%)
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
450,000	4.000%, 7/1/2047[e]	473,186	0.6%
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
450,000	3.000%, 7/1/2047[e]	449,297	0.6%
730,000	3.500%, 7/1/2047[e]	749,539	0.9%
775,000	4.000%, 7/1/2047[e]	814,537	1.0%
250,000	4.500%, 7/1/2047[e]	268,105	0.3%
	Other Securities^	256,680	0.3%

	Total	3,011,344

Technology (0.9%)
	Apple, Inc.
24,000	1.532% - 2.850%, 5/6/2021 - 5/11/2022[c]
		24,369	<0.1%
	Other Securities^	670,760	0.9%

	Total	695,129

Transportation (0.1%)
	Other Securities^	63,760	0.1%

	Total	63,760

Utilities (0.4%)
	Other Securities^	343,509	0.4%

	Total	343,509

	Total Long-Term Fixed Income (cost $14,127,300)	14,461,677

Shares	Registered Investment Companies (3.4%)
Equity Funds/Exchange Traded Funds (2.1%)
15,630	Materials Select Sector SPDR Fund	841,050	1.0%
10,290	Utilities Select Sector SPDR Fund	534,668	0.7%
	Other Securities^	389,017	0.4%

	Total	1,764,735

Fixed Income Funds/Exchange Traded Funds (1.3%)
14,214	iShares S&P U.S. Preferred Stock Index Fund	556,763	0.7%
	Other Securities^	514,376	0.6%

	Total	1,071,139

	Total Registered Investment Companies (cost $2,703,482)	2,835,874

The accompanying Notes to Financial Statements are an integral part of this schedule.

GROWTH AND INCOME PLUS FUND

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Preferred Stock (0.3%)	Value	% of Net Assets
Consumer Staples (0.2%)
	Other Securities^	$112,136	0.2%

	Total	112,136

Energy (<0.1%)
	Other Securities^	6,460	<0.1%

	Total	6,460

Health Care (0.1%)
	Other Securities^	73,525	0.1%

	Total	73,525

Industrials (<0.1%)
	Other Securities^	9,326	<0.1%

	Total	9,326

	Total Preferred Stock (cost $189,348)	201,447

Shares or Principal Amount	Short-Term Investments (7.0%)[f]
	Thrivent Core Short-Term Reserve Fund
550,220	1.240%	5,502,203	6.7%
	Other Securities^	299,499	0.3%

	Total Short-Term Investments (cost $5,801,688)	5,801,702

	Total Investments (cost $79,136,507) 103.7%	$85,762,411

	Other Assets and Liabilities, Net (3.7%)	(3,054,192)

	Total Net Assets 100.0%	$82,708,219

^	The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.
a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	Non-income producing security.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2017.
d	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
e	Denotes investments purchased on a when-issued or delayed delivery basis.
f	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.

Growth and Income Plus Fund held restricted securities as of June 30, 2017. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. As of June 30, 2017, the value of these investments was $109,014 or 0.1% of total net assets.

Definitions:

Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are a family of exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$8,052,211
Gross unrealized depreciation	(1,647,808)

Net unrealized appreciation (depreciation)	$6,404,403
Cost for federal income tax purposes	$79,358,008

The accompanying Notes to Financial Statements are an integral part of this schedule.

GROWTH AND INCOME PLUS FUND

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2017, in valuing Growth and Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	546,312	—	435,041	111,271
Capital Goods	684,689	—	565,438	119,251
Communications Services	2,568,043	—	2,568,043	—
Consumer Cyclical	1,146,245	—	1,146,245	—
Consumer Non-Cyclical	1,266,791	—	1,015,598	251,193
Energy	242,351	—	191,741	50,610
Financials	736,560	—	711,560	25,000
Technology	1,041,955	—	1,041,955	—
Transportation	340,692	—	340,692	—
Utilities	187,907	—	187,907	—
Common Stock
Consumer Discretionary	7,380,844	5,495,191	1,885,627	26
Consumer Staples	3,156,008	2,191,682	964,326	—
Energy	2,900,356	1,596,407	1,303,949	—
Financials	7,641,016	4,441,932	3,199,084	—
Health Care	5,489,434	4,499,487	989,947	—
Industrials	6,340,891	3,639,632	2,700,890	369
Information Technology	8,636,300	7,888,779	747,521	—
Materials	2,522,624	578,383	1,944,241	—
Real Estate^	7,815,059	7,277,069	537,990	0
Telecommunications Services	836,269	—	836,269	—
Utilities	981,365	384,869	596,496	—
Long-Term Fixed Income
Asset-Backed Securities	180,369	—	180,369	—
Basic Materials	316,040	—	316,040	—
Capital Goods	434,877	—	434,877	—
Collateralized Mortgage Obligations	1,566,365	—	1,566,365	—
Communications Services	673,881	—	673,881	—
Consumer Cyclical	752,431	—	752,431	—
Consumer Non-Cyclical	751,132	—	751,132	—
Energy	686,887	—	686,887	—
Financials	1,735,741	—	1,269,582	466,159
Foreign Government	3,250,212	—	3,250,212	—
Mortgage-Backed Securities	3,011,344	—	3,011,344	—
Technology	695,129	—	695,129	—
Transportation	63,760	—	63,760	—
Utilities	343,509	—	343,509	—
Registered Investment Companies
Equity Funds/Exchange Traded Funds	1,764,735	1,764,735	—	—
Fixed Income Funds/Exchange Traded Funds	1,071,139	1,071,139	—	—
Preferred Stock
Consumer Staples	112,136	—	112,136	—
Energy	6,460	—	6,460	—
Health Care	73,525	—	73,525	—
Industrials	9,326	—	9,326	—
Short-Term Investments	299,499	—	299,499	—

Subtotal Investments in Securities	$80,260,208	$40,829,305	$38,407,024	$1,023,879

Other Investments*	Total
Short-Term Investments	5,502,203

Subtotal Other Investments	$5,502,203

Total Investments at Value	$85,762,411

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^	Level 3 security in this section is fair valued at <$1.

The accompanying Notes to Financial Statements are an integral part of this schedule.

GROWTH AND INCOME PLUS FUND

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	15,920	15,920	—	—

Total Asset Derivatives	$15,920	$15,920	$—	$—

Liability Derivatives
Futures Contracts	4,136	4,136	—	—

Total Liability Derivatives	$4,136	$4,136	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2017. Transfers between Levels are identified as of the end of the period.

The following table presents Growth and Income Plus Fund’s futures contracts held as of June 30, 2017. Investments and/or cash totaling $299,499 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(6)	September 2017	($1,298,700)	($1,296,656)	$2,044
5-Yr. U.S. Treasury Bond Futures	7	September 2017	826,733	824,852	(1,881)
CME Ultra Long Term U.S. Treasury Bond	2	September 2017	324,960	331,750	6,790
S&P 500 Index Futures	(5)	September 2017	(3,033,042)	(3,026,125)	6,917
S&P 500 Index Mini-Futures	8	September 2017	970,615	968,360	(2,255)
Ultra 10-Yr. U.S. Treasury Note	(1)	September 2017	(134,981)	(134,812)	169
Total Futures Contracts					$11,784

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2017, for Growth and Income Plus Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$9,003
Total Interest Rate Contracts		9,003
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	6,917
Total Equity Contracts		6,917

Total Asset Derivatives		$15,920

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	1,881
Total Interest Rate Contracts		1,881
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	2,255
Total Equity Contracts		2,255

Total Liability Derivatives		$4,136

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2017, for Growth and Income Plus Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	20,645
Total Interest Rate Contracts		20,645
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	(165,851)
Total Equity Contracts		(165,851)

Total		($145,206)

The accompanying Notes to Financial Statements are an integral part of this schedule.

GROWTH AND INCOME PLUS FUND

Summary Schedule of Investments as of June 30, 2017

(unaudited)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2017, for Growth and Income Plus Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	13,156
Total Interest Rate Contracts		13,156
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(5,942)
Total Equity Contracts		(5,942)

Total		$7,214

The following table presents Growth and Income Plus Fund’s average volume of derivative activity during the period ended June 30, 2017.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Equity Contracts	$3,661,861	4.5%
Interest Rate Contracts	3,838,897	4.8

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Short-Term Reserve Fund is established for the sole use of affiliated funds.

A summary of transactions for the fiscal year to date, in Growth and Income Plus Fund, is as follows:

Fund	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at June 30, 2017	Value June 30, 2017	Income Earned January 1, 2017 - June 30, 2017
Core Short-Term Reserve	$5,587,115	$15,828,363	$15,913,275	550,220	$5,502,203	$28,574
Total Value and Income Earned	$5,587,115				$5,502,203	$28,574

The accompanying Notes to Financial Statements are an integral part of this schedule.

DIVERSIFIED INCOME PLUS FUND

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Bank Loans (13.2%)	Value	% of Net Assets
Basic Materials (0.8%)
	Other Securities^	$6,352,810	0.8%

	Total	6,352,810

Capital Goods (0.9%)
	Cortes NP Intermediate Holding II Corporation, Term Loan
$2,455,000	5.226%, 11/30/2023[a]	2,463,175	0.3%
	Other Securities^	5,050,414	0.6%

	Total	7,513,589

Communications Services (4.3%)
	Level 3 Financing, Inc., Term Loan
2,045,000	3.466%, 2/22/2024[a]	2,048,845	0.2%
	NEP/NCP Holdco, Inc., Term Loan
2,020,499	4.476%, 1/22/2020[a]	2,019,873	0.2%
	Sprint Communications, Inc., Term Loan
2,443,875	3.750%, 2/2/2024[a]	2,443,362	0.3%
	WideOpenWest Finance, LLC, Term Loan
2,045,000	0.000%, 8/6/2023[a,b,c]	2,041,523	0.2%
	Other Securities^	26,642,395	3.4%

	Total	35,195,998

Consumer Cyclical (1.6%)
	Scientific Games International, Inc., Term Loan
2,842,875	5.108%, 10/1/2021[a]	2,869,342	0.4%
	Other Securities^	10,030,098	1.2%

	Total	12,899,440

Consumer Non-Cyclical (2.1%)
	JBS USA LUX SA, Term Loan
2,054,850	5.750%, 10/30/2022[a,b,c]	2,001,424	0.2%
	Valeant Pharmaceuticals International, Inc., Term Loan
3,672,904	5.830%, 4/1/2022[a]	3,721,129	0.5%
	Other Securities^	11,380,742	1.4%

	Total	17,103,295

Energy (0.4%)
	Other Securities^	3,745,107	0.4%

	Total	3,745,107

Financials (0.9%)
	Other Securities^	7,629,125	0.9%

	Total	7,629,125

Technology (1.4%)
	First Data Corporation, Term Loan
2,900,000	3.716%, 4/26/2024[a]	2,898,956	0.3%
	Western Digital Corporation, Term Loan
2,139,250	3.976%, 4/29/2023[a]	2,146,481	0.3%
	Other Securities^	6,623,025	0.8%

	Total	11,668,462

Transportation (0.5%)
	Arctic LNG Carriers, Ltd., Term Loan
2,185,000	5.726%, 5/18/2023[a]	2,176,806	0.3%
	Other Securities^	1,777,637	0.2%

	Total	3,954,443

Utilities (0.3%)
	Other Securities^	2,157,174	0.3%

	Total	2,157,174

	Total Bank Loans (cost $108,872,740)	108,219,443

Principal Amount	Long-Term Fixed Income (50.6%)
Asset-Backed Securities (5.1%)
	BlueMountain CLO, Ltd.
1,950,000	4.358%, 10/15/2026, Ser. 2014-3A, Class CR*,d	1,949,975	0.2%
	Lendmark Funding Trust
2,050,000	2.830%, 1/22/2024, Ser. 2017-1A, Class Ae	2,049,580	0.3%
	Madison Park Funding XIV, Ltd.
1,950,000	4.406%, 7/20/2026, Ser. 2014-14A, Class DR*,d	1,949,967	0.2%
	Pretium Mortgage Credit Partners, LLC
1,976,949	3.250%, 3/28/2057, Ser. 2017-NPL2, Class A1[e,f]	1,980,102	0.3%
	Other Securities^	33,766,788	4.1%

	Total	41,696,412

Basic Materials (1.3%)
	Other Securities^	10,433,582	1.3%

	Total	10,433,582

Capital Goods (1.8%)
	Other Securities^	14,351,909	1.8%

	Total	14,351,909

Collateralized Mortgage Obligations (11.2%)
	Federal Home Loan Mortgage Corporation
26,322,563	2.500% - 3.000%, 12/15/2022 - 2/15/2033, Ser. 4170, Class IGg	2,137,211	0.2%
	Federal National Mortgage Association
9,473,906	2.500% - 3.500%, 2/25/2028 - 1/25/2033, Ser. 2012-150, Class YIg	970,982	0.1%
	Other Securities^	88,495,349	10.9%

	Total	91,603,542

Commercial Mortgage-Backed Securities (0.2%)
	Other Securities^	1,353,638	0.2%

	Total	1,353,638

Communications Services (3.1%)
	Other Securities^	25,210,368	3.1%

	Total	25,210,368

Consumer Cyclical (2.4%)
	Other Securities^	19,940,071	2.4%

	Total	19,940,071

The accompanying Notes to Financial Statements are an integral part of this schedule.

DIVERSIFIED INCOME PLUS FUND

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (50.6%)	Value	% of Net Assets
Consumer Non-Cyclical (2.7%)
	Other Securities^	$22,266,429	2.7%

	Total	22,266,429

Energy (2.7%)
	Other Securities^	22,127,526	2.7%

	Total	22,127,526

Financials (8.6%)
	Goldman Sachs Group, Inc.
2,468,000	2.268% - 7.500%, 1/31/2019 - 11/10/2026[d,h]	2,577,926	0.4%
	Goldman Sachs Group, Inc., Convertible
3,800,000	0.500%, 9/24/2022	4,723,742	0.6%
	Other Securities^	63,397,712	7.6%

	Total	70,699,380

Foreign Government (3.6%)
	Other Securities^	29,506,576	3.6%

	Total	29,506,576

Mortgage-Backed Securities (4.8%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
4,175,000	3.000%, 7/1/2031[c]	4,286,551	0.5%
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
7,400,000	4.000%, 7/1/2047[c]	7,781,273	0.9%
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
8,175,000	3.000%, 7/1/2047[c]	8,162,227	1.0%
9,550,000	3.500%, 7/1/2047[c]	9,805,614	1.2%
9,200,000	4.000%, 7/1/2047[c]	9,669,344	1.2%

	Total	39,705,009

Technology (1.8%)
	Other Securities^	15,150,560	1.8%

	Total	15,150,560

Transportation (0.3%)
	Other Securities^	2,381,869	0.3%

	Total	2,381,869

Utilities (1.0%)
	Other Securities^	7,843,083	1.0%

	Total	7,843,083

	Total Long-Term Fixed Income (cost $401,902,076)	414,269,954

Shares	Common Stock (27.8%)
Consumer Discretionary (3.6%)
6,010	Amazon.com, Inc.[i]	5,817,680	0.7%
65,114	Comcast Corporation	2,534,237	0.3%
1,060	Priceline Group, Inc.[i]	1,982,751	0.3%
39,356	Starbucks Corporation	2,294,848	0.3%
20,560	Walt Disney Company	2,184,500	0.3%
	Other Securities^	14,361,533	1.7%

	Total	29,175,549

Consumer Staples (1.5%)
37,530	Philip Morris International, Inc.	4,407,899	0.5%
48,020	Whole Foods Market, Inc.	2,022,122	0.3%
	Other Securities^	6,091,909	0.7%

	Total	12,521,930

Energy (1.5%)
363,637	BP plc	2,098,987	0.3%
	Other Securities^	10,355,017	1.2%

	Total	12,454,004

Financials (4.7%)
183,600	Ares Capital Corporation	3,007,368	0.4%
136,828	Bank of America Corporation	3,319,447	0.4%
14,790	Goldman Sachs Group, Inc.	3,281,901	0.4%
180,000	Golub Capital BDC, Inc.	3,441,600	0.4%
	Other Securities^	25,538,380	3.1%

	Total	38,588,696

Health Care (2.8%)
18,320	Celgene Corporation[i]	2,379,218	0.3%
31,070	Medtronic plc	2,757,462	0.3%
27,508	Novartis AG	2,297,650	0.3%
24,761	UnitedHealth Group, Inc.	4,591,185	0.6%
	Other Securities^	11,186,408	1.3%

	Total	23,211,923

Industrials (3.1%)
48,770	CSX Corporation	2,660,891	0.3%
28,860	Eaton Corporation plc	2,246,174	0.3%
15,680	Illinois Tool Works, Inc.	2,246,160	0.3%
	Other Securities^	18,058,032	2.2%

	Total	25,211,257

Information Technology (4.3%)
2,810	Alphabet, Inc., Class Ai	2,612,401	0.3%
41,723	Apple, Inc.	6,008,946	0.8%
32,820	Cognizant Technology Solutions Corporation	2,179,248	0.3%
20,460	Facebook, Inc.[i]	3,089,051	0.4%
46,410	PayPal Holdings, Inc.[i]	2,490,825	0.3%
33,690	Visa, Inc.	3,159,448	0.4%
	Other Securities^	15,966,521	1.8%

	Total	35,506,440

Materials (1.3%)
	Other Securities^	10,399,375	1.3%

	Total	10,399,375

Real Estate (4.1%)
12,426	Simon Property Group, Inc.	2,010,030	0.3%
	Other Securities^	31,314,280	3.8%

	Total	33,324,310

Telecommunications Services (0.4%)
	Other Securities^	3,437,538	0.4%

	Total	3,437,538

Utilities (0.5%)
	Other Securities^	3,932,716	0.5%

	Total	3,932,716

	Total Common Stock (cost $201,214,511)	227,763,738

The accompanying Notes to Financial Statements are an integral part of this schedule.

DIVERSIFIED INCOME PLUS FUND

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Preferred Stock (2.4%)	Value	% of Net Assets
Consumer Non-Cyclical (0.2%)
	Other Securities^	$1,435,696	0.2%

	Total	1,435,696

Consumer Staples (0.2%)
	Other Securities^	1,942,630	0.2%

	Total	1,942,630

Energy (<0.1%)
	Other Securities^	150,336	<0.1%

	Total	150,336

Financials (1.7%)
10,250	Federal National Mortgage Association, 0.000%[h,i]	59,040	<0.1%
40,200	Goldman Sachs Group, Inc., 5.500%[h]	1,131,630	0.1%
	Other Securities^	12,561,160	1.6%

	Total	13,751,830

Health Care (0.2%)
	Other Securities^	1,642,291	0.2%

	Total	1,642,291

Industrials (0.1%)
	Other Securities^	539,274	0.1%

	Total	539,274

	Total Preferred Stock (cost $17,946,069)	19,462,057

Shares	Registered Investment Companies (1.7%)
Equity Funds/Exchange Traded Funds (1.5%)
418,500	Alerian MLP ETF	5,005,260	0.6%
61,060	Materials Select Sector SPDR Fund	3,285,639	0.4%
40,210	Utilities Select Sector SPDR Fund	2,089,311	0.3%
	Other Securities^	1,611,425	0.2%

	Total	11,991,635

Fixed Income Funds/Exchange Traded Funds (0.2%)
	Other Securities^	1,450,746	0.2%

	Total	1,450,746

	Total Registered Investment Companies (cost $15,168,124)	13,442,381

Shares	Collateral Held for Securities Loaned (0.2%)
2,001,599	Thrivent Cash Management Trust	2,001,599	0.2%

	Total Collateral Held for Securities Loaned (cost $2,001,599)	2,001,599

Shares or Principal Amount	Short-Term Investments (10.0%)[j]
	Thrivent Core Short-Term Reserve Fund
7,993,406	1.240%	79,934,057	9.8%
	Other Securities^	1,995,597	0.2%

	Total Short-Term Investments (cost $81,929,539)	81,929,654

	Total Investments (cost $829,034,658) 105.9%	$867,088,826

	Other Assets and Liabilities, Net (5.9%)	(48,360,441)

	Total Net Assets 100.0%	$818,728,385

^	The Summary Schedule of Investments shows the 50 largest holdings in unaffiliated issuers, any holding or issuer that exceeds 1% of net assets and all affiliated holdings as of the report date. The remaining securities held are grouped by category as “Other securities”.
a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2017.
e	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2017, the value of these investments was $101,141,668 or 12.4% of total net assets.
f	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2017.
g	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
i	Non-income producing security.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Diversified Income Plus Fund as of June 30, 2017 was $32,583,309 or 4.0% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of June 30, 2017.

Security	Acquisition Date	Cost
BlueMountain CLO, Ltd., 10/15/2026	4/10/2017	$1,950,501
Madison Park Funding XIV, Ltd., 7/20/2026	4/13/2017	1,950,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

DIVERSIFIED INCOME PLUS FUND

Summary Schedule of Investments as of June 30, 2017

(unaudited)

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus Fund as of June 30, 2017:

Securities Lending Transactions

Common Stock	$1,895,270

Total lending	$1,895,270
Gross amount payable upon return of collateral for securities loaned	$2,001,599

Net amounts due to counterparty	$106,329

Definitions:

ETF	-	Exchange Traded Fund
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are a family of exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$50,596,754
Gross unrealized depreciation	(13,566,355)

Net unrealized appreciation (depreciation)	$37,030,399
Cost for federal income tax purposes	$830,058,427

The accompanying Notes to Financial Statements are an integral part of this schedule.

DIVERSIFIED INCOME PLUS FUND

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2017, in valuing Diversified Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	6,352,810	—	5,085,287	1,267,523
Capital Goods	7,513,589	—	6,411,510	1,102,079
Communications Services	35,195,998	—	34,872,623	323,375
Consumer Cyclical	12,899,440	—	12,899,440	—
Consumer Non-Cyclical	17,103,295	—	14,790,362	2,312,933
Energy	3,745,107	—	3,094,061	651,046
Financials	7,629,125	—	7,364,127	264,998
Technology	11,668,462	—	11,668,462	—
Transportation	3,954,443	—	3,954,443	—
Utilities	2,157,174	—	2,157,174	—
Long-Term Fixed Income
Asset-Backed Securities	41,696,412	—	40,046,412	1,650,000
Basic Materials	10,433,582	—	10,433,582	—
Capital Goods	14,351,909	—	14,351,909	—
Collateralized Mortgage Obligations	91,603,542	—	91,603,542	—
Commercial Mortgage-Backed Securities	1,353,638	—	1,353,638	—
Communications Services	25,210,368	—	25,210,368	—
Consumer Cyclical	19,940,071	—	19,940,071	—
Consumer Non-Cyclical	22,266,429	—	22,266,429	—
Energy	22,127,526	—	22,127,526	—
Financials	70,699,380	—	65,975,638	4,723,742
Foreign Government	29,506,576	—	29,506,576	—
Mortgage-Backed Securities	39,705,009	—	39,705,009	—
Technology	15,150,560	—	15,150,560	—
Transportation	2,381,869	—	2,381,869	—
Utilities	7,843,083	—	7,843,083	—
Common Stock
Consumer Discretionary	29,175,549	21,431,848	7,743,594	107
Consumer Staples	12,521,930	8,580,710	3,941,220	—
Energy	12,454,004	7,082,146	5,371,858	—
Financials	38,588,696	25,494,012	13,094,684	—
Health Care	23,211,923	19,131,930	4,079,993	—
Industrials	25,211,257	14,151,885	11,057,948	1,424
Information Technology	35,506,440	32,432,698	3,073,742	—
Materials	10,399,375	2,310,178	8,089,197	—
Real Estate^	33,324,310	30,997,076	2,327,234	0
Telecommunications Services	3,437,538	—	3,437,538	—
Utilities	3,932,716	1,474,251	2,458,465	—
Preferred Stock
Consumer Non-Cyclical	1,435,696	—	1,435,696	—
Consumer Staples	1,942,630	876,680	1,065,950	—
Energy	150,336	—	150,336	—
Financials	13,751,830	7,775,118	5,976,712	—
Health Care	1,642,291	—	1,642,291	—
Industrials	539,274	—	539,274	—
Registered Investment Companies
Equity Funds/Exchange Traded Funds	11,991,635	11,991,635	—	—
Fixed Income Funds/Exchange Traded Funds	1,450,746	1,450,746	—	—
Short-Term Investments	1,995,597	—	1,995,597	—

Subtotal Investments in Securities	$785,153,170	$185,180,913	$587,675,030	$12,297,227

Other Investments *	Total
Short-Term Investments	79,934,057
Collateral Held for Securities Loaned	2,001,599

Subtotal Other Investments	$81,935,656

Total Investments at Value	$867,088,826

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^	Level 3 security in this section is fair valued at <$1.

The accompanying Notes to Financial Statements are an integral part of this schedule.

DIVERSIFIED INCOME PLUS FUND

Summary Schedule of Investments as of June 30, 2017

(unaudited)

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	205,660	205,660	—	—
Call Options Written	32,253	—	—	32,253

Total Asset Derivatives	$237,913	$205,660	$—	$32,253

Liability Derivatives
Futures Contracts	88,432	88,432	—	—

Total Liability Derivatives	$88,432	$88,432	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2017. Transfers between Levels are identified as of the end of the period.

The following table presents Diversified Income Plus Fund’s futures contracts held as of June 30, 2017. Investments and/or cash totaling $1,995,597 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
2-Yr. U.S. Treasury Bond Futures	(58)	September 2017	($12,554,105)	($12,534,344)	$19,761
5-Yr. U.S. Treasury Bond Futures	250	September 2017	29,526,165	29,458,985	(67,180)
10-Yr. U.S. Treasury Bond Futures	(40)	September 2017	(5,022,060)	(5,021,250)	810
20-Yr. U.S. Treasury Bond Futures	55	September 2017	8,389,827	8,452,812	62,985
CME Ultra Long Term U.S. Treasury Bond	1	September 2017	162,480	165,875	3,395
S&P 500 Index Futures	(55)	September 2017	(33,406,084)	(33,287,375)	118,709
S&P 500 Index Mini-Futures	63	September 2017	7,647,088	7,625,836	(21,252)
Total Futures Contracts					$117,228

The following table presents Diversified Income Plus Fund’s options contracts held as of June 30, 2017.

Call Options Written	Number of Contracts	Exercise Price	Expiration Date	Value	Unrealized Gain/(Loss)
Federal National Mortgage Association
Conventional 30-Yr. Pass Through Call
Option	8	$100.75	July 2017	($319)	$32,253
Total Call Options Written				($319)	$32,253

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2017, for Diversified Income Plus Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Asset Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$86,951
Options Written	Net Assets - Net unrealized appreciation/(depreciation) on Written option contracts	32,253
Total Interest Rate Contracts		119,204
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	118,709
Total Equity Contracts		118,709

Total Asset Derivatives		$237,913

Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	67,180
Total Interest Rate Contracts		67,180
Equity Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	21,252
Total Equity Contracts		21,252

Total Liability Derivatives		$88,432

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The accompanying Notes to Financial Statements are an integral part of this schedule.

DIVERSIFIED INCOME PLUS FUND

Summary Schedule of Investments as of June 30, 2017

(unaudited)

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2017, for Diversified Income Plus Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Interest Rate Contracts
Options Written	Net realized gains/(losses) on Written option contracts	49,592
Options Purchased	Net realized gains/(losses) on Investments	(52,714)
Futures	Net realized gains/(losses) on Futures contracts	653,564
Total Interest Rate Contracts		650,442
Equity Contracts
Futures	Net realized gains/(losses) on Futures contracts	(2,211,235)
Total Equity Contracts		(2,211,235)

Total		($1,560,793)

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2017, for Diversified Income Plus Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Options Written	Change in net unrealized appreciation/(depreciation) on Written option contracts	32,253
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	75,775
Total Interest Rate Contracts		108,028
Equity Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(69,669)
Total Equity Contracts		(69,669)

Total		$38,359

The following table presents Diversified Income Plus Fund’s average volume of derivative activity during the period ended June 30, 2017.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)	Options (Contracts)
Equity Contracts	$37,785,941	4.8%	N/A
Interest Rate Contracts	54,147,975	6.9	88

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund are established for the sole use of affiliated funds.

A summary of transactions for the fiscal year to date, in Diversified Income Plus Fund, is as follows:

Fund	Value December 31, 2016	Gross Purchases	Gross Sales	Shares Held at June 30, 2017	Value June 30, 2017	Income Earned January 1, 2017 - June 30, 2017
Cash Management Trust- Collateral Investment	$222,600	$12,459,309	$10,680,310	2,001,599	$2,001,599	$28,239
Core Short-Term Reserve	67,272,626	188,888,255	176,226,824	7,993,406	79,934,057	401,192
Total Value and Income Earned	$67,495,226				$81,935,656	$429,431

The accompanying Notes to Financial Statements are an integral part of this schedule.

THRIVENT MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Bank Loans (15.3%)[a]	Value
Basic Materials (1.4%)
	Arch Coal, Inc., Term Loan
$79,800	5.226%, 3/7/2024	$79,634
	Chemours Company, Term Loan
84,788	0.000%, 5/12/2022	85,020
	Contura Energy, Inc., Term Loan
124,687	6.230%, 3/17/2024	120,947

	Total	285,601

Capital Goods (1.5%)
	Cortes NP Intermediate Holding II Corporation, Term Loan
125,000	5.226%, 11/30/2023	125,416
	Sterigenics-Nordion Holdings, LLC, Term Loan
179,550	4.226%, 5/15/2022	178,877

	Total	304,293

Communications Services (3.8%)
	Altice Financing SA, Term Loan
90,000	3.908%, 7/15/2025	89,691
	Altice US Finance I Corporation, Term Loan
125,000	3.466%, 7/14/2025	123,750
	CBS Radio, Inc., Term Loan
125,000	0.000%, 10/17/2023[b,c]	125,548
	CSC Holdings, LLC, Term Loan
125,000	3.459%, 7/17/2025	124,031
	Hargray Merger Subsidiary Corporation, Term Loan
35,000	4.226%, 3/24/2024	35,033
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
90,000	4.658%, 1/7/2022	89,025
	New LightSquared, Term Loan
102,518	19.939%, 12/7/2020	99,369
	SFR Group SA, Term Loan
80,000	3.944%, 6/22/2025	79,275

	Total	765,722

Consumer Cyclical (1.9%)
	Amaya Holdings BV, Term Loan
124,365	4.796%, 8/1/2021	124,479
	Boyd Gaming Corporation, Term Loan
124,193	3.688%, 9/15/2023	124,427
	Eldorado Resorts, Inc., Term Loan
124,688	3.375%, 4/17/2024	123,596

	Total	372,502

Consumer Non-Cyclical (1.2%)
	CHS/Community Health Systems, Inc., Term Loan
52,296	4.210%, 1/27/2021	52,181
	Endo Luxembourg Finance Company I SARL., Term Loan
90,000	5.500%, 4/27/2024	90,788
	Valeant Pharmaceuticals International, Inc., Term Loan
104,819	0.000%, 4/1/2022	106,195

	Total	249,164

Financials (1.7%)
	ASP AMC Merger Sub, Inc., Term Loan
113,096	4.796%, 4/13/2024	111,823
	Colorado Buyer, Inc., Term Loan
60,000	4.170%, 5/1/2024	60,075
65,000	8.420%, 5/1/2025	65,366
	Gartner, Inc., Term Loan
109,725	3.226%, 4/5/2024	110,000

	Total	347,264

Technology (2.3%)
	First Data Corporation, Term Loan
95,000	3.716%, 4/26/2024	94,966
	Micron Technologies, Inc., Term Loan
89,773	3.800%, 4/9/2023	90,428
	ON Semiconductor Corporation, Term Loan
49,293	3.476%, 3/31/2023	49,316
	Western Digital Corporation, Term Loan
124,375	3.976%, 4/29/2023	124,795
	Xerox Business Services, LLC, Term Loan
89,775	5.226%, 12/7/2023	90,784

	Total	450,289

Transportation (1.0%)
	Arctic LNG Carriers, Ltd., Term Loan
75,000	5.726%, 5/18/2023	74,719
	XPO Logistics, Inc., Term Loan
125,000	3.405%, 10/30/2021	125,232

	Total	199,951

Utilities (0.5%)
	Talen Energy Supply, LLC, Term Loan
96,009	5.226%, 7/6/2023	88,869

	Total	88,869

	Total Bank Loans (cost $3,068,895)	3,063,655

Principal Amount	Long-Term Fixed Income (45.4%)
Asset-Backed Securities (1.4%)
	DRB Prime Student Loan Trust
162,980	2.890%, 6/25/2040, Ser. 2016-B, Class A2[d]	162,954
	Earnest Student Loan Program, LLC
111,999	2.680%, 7/25/2035, Ser. 2016-C, Class A2[d]	112,088

	Total	275,042

Basic Materials (0.1%)
	Anglo American Capital plc
5,000	4.125%, 9/27/2022[d]	5,112
	EI du Pont de Nemours & Company
5,000	2.200%, 5/1/2020	5,027
	Sherwin-Williams Company
5,000	2.250%, 5/15/2020	5,011

	Total	15,150

Capital Goods (1.2%)
	Cintas Corporation No. 2
4,000	2.900%, 4/1/2022	4,062
	General Electric Company
100,000	5.000%, 1/21/2021[e]	106,140
	Rockwell Collins, Inc.
4,000	1.950%, 7/15/2019	4,006
	Textron Financial Corporation
150,000	2.917%, 2/15/2042[d,f]	129,375

	Total	243,583

The accompanying Notes to Financial Statements are an integral part of this schedule.

THRIVENT MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (45.4%)	Value
Collateralized Mortgage Obligations (6.5%)
	Bear Stearns ARM Trust
$107,557	3.570%, 2/25/2035, Ser. 2004-12, Class 3A1	$107,224
	Countrywide Alternative Loan Trust
115,210	1.732%, 12/25/2035, Ser. 2005-69, Class A1[f]	103,740
	CSMC Mortgage-Backed Trust
96,328	6.000%, 11/25/2036, Ser. 2006-9, Class 6A14	93,315
	GMAC Mortgage Corporation Loan Trust
87,403	3.573%, 11/19/2035, Ser. 2005-AR6, Class 1A1	83,125
	Mill City Mortgage Loan Trust
94,567	2.750%, 11/25/2058, Ser. 2017-1, Class A1[d]	95,323
	Popular ABS Mortgage Pass-Through Trust
125,000	4.189%, 11/25/2035, Ser. 2005-5, Class AF4[g]	123,322
	WaMu Mortgage Pass Through Certificates
106,001	2.708%, 11/25/2036, Ser. 2006-AR14, Class 1A1	100,650
200,804	1.506%, 10/25/2045, Ser. 2005-AR13, Class A1A1[f]	199,131
116,874	1.612%, 10/25/2046, Ser. 2006-AR13, Class 1Af	104,269
120,396	1.462%, 1/25/2047, Ser. 2006-AR19, Class 1A1Af	112,539
	Wells Fargo Mortgage Backed Securities Trust
81,811	5.500%, 11/25/2021, Ser. 2006-17, Class A1	82,984
97,379	5.500%, 4/25/2036, Ser. 2006-4, Class 2A2	95,724

	Total	1,301,346

Communications Services (1.7%)
	British Sky Broadcasting Group plc
3,000	3.125%, 11/26/2022[d]	3,052
	CBS Corporation
4,000	2.500%, 2/15/2023[c]	3,953
	DISH Network Corporation, Convertible
160,000	3.375%, 8/15/2026[d]	194,000
	Intelsat Jackson Holdings SA
100,000	7.500%, 4/1/2021	92,250
	Liberty Media Corporation, Convertible
2,000	1.000%, 1/30/2023[d]	2,316
	Time Warner, Inc.
3,000	4.875%, 3/15/2020	3,206
	VeriSign, Inc.
40,000	4.750%, 7/15/2027[d]	40,450
	Viacom, Inc.
5,000	4.250%, 9/1/2023	5,219

	Total	344,446

Consumer Cyclical (0.2%)
	Ford Motor Credit Company, LLC
5,000	2.262%, 3/28/2019	5,014
4,000	3.336%, 3/18/2021	4,077
	General Motors Financial Company, Inc.
4,000	2.650%, 4/13/2020	4,018
4,000	4.375%, 9/25/2021	4,232
3,000	3.150%, 6/30/2022	2,987
	Hyundai Capital America
3,000	2.550%, 4/3/2020[d]	2,992
	McDonald’s Corporation
5,000	2.625%, 1/15/2022	5,029
	Volkswagen Group of America Finance, LLC
3,000	2.450%, 11/20/2019[d]	3,017

	Total	31,366

Consumer Non-Cyclical (2.4%)
	Amgen, Inc.
5,000	2.650%, 5/11/2022	5,016
	Anthem, Inc., Convertible
65,000	2.750%, 10/15/2042	167,416
	Becton, Dickinson and Company
5,000	3.125%, 11/8/2021	5,093
	Biogen, Inc.
4,000	3.625%, 9/15/2022	4,183
	Cardinal Health, Inc.
3,000	1.948%, 6/14/2019	3,003
3,000	2.616%, 6/15/2022	3,002
	Community Health Systems, Inc.
100,000	8.000%, 11/15/2019	100,500
	Constellation Brands, Inc.
2,000	2.700%, 5/9/2022	1,997
	Forest Laboratories, LLC
2,000	4.875%, 2/15/2021[d]	2,152
	Land O’Lakes, Inc.
75,000	7.250%, 4/4/2027[d,e]	80,156
	Medtronic Global Holdings SCA
5,000	1.700%, 3/28/2019	5,003
	Molson Coors Brewing Company
5,000	2.250%, 3/15/2020[d]	5,000
	Mondelez International Holdings Netherlands BV
4,000	2.000%, 10/28/2021[d]	3,897
	Shire Acquisitions Investments Ireland Designated Activity Company
6,000	2.400%, 9/23/2021	5,930
	Valeant Pharmaceuticals International, Inc.
100,000	5.500%, 3/1/2023[d]	84,874
	Zoetis, Inc.
4,000	3.450%, 11/13/2020	4,136

	Total	481,358

Energy (0.8%)
	Canadian Natural Resources, Ltd.
3,000	2.950%, 1/15/2023	2,976
	Cenovus Energy, Inc.
3,000	3.800%, 9/15/2023	2,959
	Continental Resources, Inc.
3,000	5.000%, 9/15/2022	2,944
	Enbridge, Inc.
3,000	2.900%, 7/15/2022[c]	2,993
	ONEOK, Inc.
4,000	7.500%, 9/1/2023	4,770
	Petrobras Global Finance BV
4,000	8.375%, 5/23/2021	4,478
7,000	7.375%, 1/17/2027	7,406
	Petroleos Mexicanos
5,000	6.000%, 3/5/2020	5,360

The accompanying Notes to Financial Statements are an integral part of this schedule.

THRIVENT MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (45.4%)	Value
Energy (0.8%) - continued
	Sabine Pass Liquefaction, LLC
$3,000	6.250%, 3/15/2022	$3,397
3,000	5.625%, 4/15/2023	3,334
	TransCanada Trust
105,000	5.300%, 3/15/2077	107,940
	Western Gas Partners, LP
3,000	4.000%, 7/1/2022	3,075
	Williams Partners, LP
5,000	4.000%, 11/15/2021	5,202

	Total	156,834

Financials (12.1%)
	AIG Global Funding
6,000	2.150%, 7/2/2020[c,d]	5,995
	American Express Credit Corporation
3,000	1.502%, 5/3/2019[f]	3,009
3,000	2.200%, 3/3/2020	3,014
	ASP AMC Merger Sub, Inc.
100,000	8.000%, 5/15/2025[d]	94,750
	Australia & New Zealand Banking Group, Ltd.
100,000	6.750%, 6/15/2026[d,e]	110,565
	Bank of Montreal
4,000	2.100%, 6/15/2020	3,995
	Bank of Nova Scotia
4,000	2.700%, 3/7/2022	4,022
	Blackstone Mortgage Trust, Inc., Convertible
85,000	5.250%, 12/1/2018	98,387
	BNP Paribas SA
100,000	7.625%, 3/30/2021[d,e]	110,000
	Capital One Financial Corporation
3,000	2.500%, 5/12/2020	3,013
10,000	3.050%, 3/9/2022	10,077
	CBOE Holdings, Inc.
4,000	1.950%, 6/28/2019	3,999
	Citigroup, Inc.
3,000	2.750%, 4/25/2022	3,000
	Commonwealth Bank of Australia
5,000	2.250%, 3/10/2020[d]	5,010
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
6,000	3.950%, 11/9/2022	6,266
	Credit Agricole SA
3,000	3.375%, 1/10/2022[d]	3,080
100,000	8.125%, 12/23/2025[d,e]	116,170
	Credit Suisse Group AG
50,000	7.500%, 12/11/2023[d,e]	56,064
	Credit Suisse Group Funding, Ltd.
11,000	3.125%, 12/10/2020	11,206
	Deutsche Bank AG
8,000	4.250%, 10/14/2021	8,377
	Fifth Third Bancorp
4,000	2.600%, 6/15/2022	3,979
	First Tennessee Bank NA
70	3.750%, 8/15/2017[d,e,f]	53,099
	Goldman Sachs Group, Inc.
6,000	5.375%, 5/10/2020[e]	6,305
4,000	2.600%, 12/27/2020	4,021
10,000	5.250%, 7/27/2021	10,959
6,000	2.268%, 6/5/2023[f]	6,004
100,000	5.300%, 11/10/2026[e]	105,000
	HSBC Holdings plc
8,000	3.400%, 3/8/2021	8,222
75,000	6.375%, 9/17/2024[e]	78,562
	ILFC E-Capital Trust II
100,000	4.590%, 12/21/2065[d,f]	95,500
	ING Groep NV
100,000	6.500%, 4/16/2025[e]	105,080
	J.P. Morgan Chase & Company
4,000	1.882%, 6/1/2021[f]	4,006
4,000	2.776%, 4/25/2023	4,007
	J.P. Morgan Chase Capital XXIII
100,000	2.182%, 5/15/2047[f]	92,125
	Lloyds Bank plc
100,000	1.461%, 8/29/2049[e,f]	83,004
	Lloyds Banking Group plc
100,000	6.657%, 5/21/2037[d,e]	113,375
	Macquarie Bank, Ltd.
100,000	6.125%, 3/8/2027[d,e]	102,250
	MetLife, Inc.
75,000	9.250%, 4/8/2038[d]	111,750
	MGIC Investment Corporation, Convertible
98,000	9.000%, 4/1/2063[d]	128,870
	Morgan Stanley
3,000	2.750%, 5/19/2022	2,999
	New York Life Global Funding
3,000	2.300%, 6/10/2022[d]	2,984
	PNC Bank NA
6,000	2.450%, 11/5/2020	6,051
	Realty Income Corporation
4,000	5.750%, 1/15/2021	4,397
	Reinsurance Group of America, Inc.
3,000	4.700%, 9/15/2023	3,254
	Royal Bank of Canada
5,000	2.125%, 3/2/2020	5,008
	Royal Bank of Scotland Group plc
100,000	7.500%, 8/10/2020[e]	103,200
4,000	8.625%, 8/15/2021[e]	4,360
	Societe Generale SA
100,000	8.000%, 9/29/2025[d,e]	113,375
	Standard Chartered plc
1,000	2.100%, 8/19/2019[d]	996
100,000	7.500%, 4/2/2022[d,e]	107,000
	State Street Capital Trust IV
100,000	2.246%, 6/15/2047[f]	92,062
	Sumitomo Mitsui Financial Group, Inc.
6,000	2.934%, 3/9/2021	6,095
	Synchrony Financial
4,000	3.000%, 8/15/2019	4,057
	UBS Group Funding Jersey, Ltd.
4,000	2.950%, 9/24/2020[d]	4,086
	USB Realty Corporation
120,000	2.305%, 1/15/2022[d,e,f]	105,000
	Wachovia Capital Trust II
100,000	1.658%, 1/15/2027[f]	93,000
	Welltower, Inc.
4,000	4.950%, 1/15/2021	4,299

	Total	2,438,340

Foreign Government (10.0%)
	Argentina Government International Bond
39,000	6.875%, 4/22/2021	41,789
25,000	5.625%, 1/26/2022	25,600
68,000	7.500%, 4/22/2026	73,100
44,475	8.280%, 12/31/2033	49,279
15,000	7.125%, 7/6/2036	14,865
36,934	2.500%, 12/31/2038[g]	24,136

The accompanying Notes to Financial Statements are an integral part of this schedule.

THRIVENT MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (45.4%)	Value
Foreign Government (10.0%) - continued
$18,000	7.625%, 4/22/2046	$18,432
	Brazil Government International Bond
37,000	4.875%, 1/22/2021	38,776
52,000	2.625%, 1/5/2023	48,165
20,000	6.000%, 4/7/2026	21,580
48,000	7.125%, 1/20/2037	54,840
20,000	5.625%, 2/21/2047	19,100
	Colombia Government International Bond
25,000	4.375%, 7/12/2021	26,600
43,000	4.000%, 2/26/2024	44,634
66,000	5.625%, 2/26/2044	72,138
	Croatia Government International Bond
15,000	6.000%, 1/26/2024[d]	16,803
	Hungary Government International Bond
42,000	5.750%, 11/22/2023	48,025
42,000	5.375%, 3/25/2024	47,280
	Indonesia Government International Bond
33,000	4.875%, 5/5/2021[d]	35,442
52,000	5.875%, 1/15/2024[d]	59,271
28,000	4.750%, 1/8/2026[d]	30,054
23,000	8.500%, 10/12/2035[d]	33,109
12,000	6.750%, 1/15/2044[d]	15,441
50,000	5.125%, 1/15/2045[d]	53,528
	Mexico Government International Bond
36,000	4.000%, 10/2/2023	37,640
75,000	4.150%, 3/28/2027	77,663
140,000	4.750%, 3/8/2044	140,140
	Panama Government International Bond
40,000	3.750%, 3/16/2025	41,200
21,000	6.700%, 1/26/2036	27,037
	Peru Government International Bond
39,000	8.750%, 11/21/2033	59,767
	Philippines Government International Bond
18,000	4.000%, 1/15/2021	19,185
60,000	6.375%, 10/23/2034	80,543
	Romania Government International Bond
22,000	4.375%, 8/22/2023[d]	23,336
12,000	4.875%, 1/22/2024[d]	13,080
	Russia Government International Bond
100,000	5.000%, 4/29/2020[d]	105,974
101,000	4.875%, 9/16/2023[d]	108,321
	South Africa Government International Bond
25,000	5.875%, 5/30/2022	27,297
43,000	4.300%, 10/12/2028	40,168
	Turkey Government International Bond
19,000	7.000%, 6/5/2020	20,775
65,000	6.250%, 9/26/2022	70,619
100,000	4.250%, 4/14/2026	94,914
30,000	6.875%, 3/17/2036	33,726
65,000	6.750%, 5/30/2040	72,432

	Total	2,005,804

Mortgage-Backed Securities (7.8%)
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
400,000	3.500%, 7/1/2047[c]	410,706
1,100,000	4.000%, 7/1/2047[c]	1,156,117

	Total	1,566,823

Technology (1.1%)
	Apple, Inc.
5,000	2.850%, 5/6/2021	5,141
5,000	1.532%, 5/11/2022[f]	5,013
	Baidu, Inc.
3,000	3.000%, 6/30/2020	3,040
	Microchip Technology, Inc., Convertible
75,000	1.625%, 2/15/2027[d]	78,844
	Micron Technology, Inc., Convertible
45,000	2.125%, 2/15/2033	125,353

	Total	217,391

Transportation (<0.1%)
	Delta Air Lines, Inc.
4,000	2.875%, 3/13/2020	4,052

	Total	4,052

Utilities (0.1%)
	Dominion Energy, Inc.
6,000	2.579%, 7/1/2020	6,031
	Edison International
3,000	2.125%, 4/15/2020	3,003
	Exelon Generation Company, LLC
4,000	2.950%, 1/15/2020	4,071
	FirstEnergy Corporation
4,000	2.850%, 7/15/2022	3,986
	Great Plains Energy, Inc.
4,000	2.500%, 3/9/2020	4,037
	Southern Company
3,000	2.350%, 7/1/2021	2,978

	Total	24,106

	Total Long-Term Fixed Income (cost $8,959,186)	9,105,641

Shares	Registered Investment Companies (31.4%)
Equity Funds/Exchange Traded Funds (6.5%)
15,000	Alerian MLP ETF	179,400
6,100	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	79,849
4,223	BlackRock Enhanced Capital & Income Fund, Inc.	62,880
11,988	BlackRock Enhanced Equity Dividend Trust	105,494
13,982	BlackRock Enhanced International Dividend Trust	87,807
11,571	BlackRock Resources & Commodities Strategy Trust	92,684
5,030	Cohen & Steers REIT & Preferred Income Fund, Inc.	104,523
4,400	Eaton Vance Enhanced Equity Income Fund II	63,932
8,943	Eaton Vance Risk-Managed Diversified Equity Income Fund	83,796
11,693	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	107,225
2,450	John Hancock Tax-Advantaged Dividend Income Fund	62,671

The accompanying Notes to Financial Statements are an integral part of this schedule.

THRIVENT MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Registered Investment Companies (31.4%)	Value
Equity Funds/Exchange Traded Funds (6.5%) - continued
10,000	Neuberger Berman MLP Income Fund, Inc.	$96,200
5,200	Vaneck Vectors BDC Income ETF	95,472
11,228	Voya Global Equity Dividend & Premium Opportunity Fund	84,884

	Total	1,306,817

Fixed Income Funds/Exchange Traded Funds (24.9%)
6,225	AllianceBernstein Global High Income Fund, Inc.	80,551
6,053	BlackRock Core Bond Trust	84,016
9,112	BlackRock Corporate High Yield Fund, Inc.	99,867
7,639	BlackRock Credit Allocation Income Trust	102,745
4,500	BlackRock Taxable Municipal Bond Trust	103,095
2,363	Cohen & Steers Limited Duration Preferred & Income Fund, Inc.	63,139
8,350	iShares 0-5 Year High Yield Corporate Bond ETF	399,631
11,330	iShares iBoxx $ High Yield Corporate Bond ETF	1,001,459
33	iShares J.P. Morgan USD Emerging Markets Bond ETF	3,774
13,875	MFS Intermediate Income Trust	59,940
8,025	Nuveen Preferred Income Opportunities Fund	83,460
5,309	Prudential Global Short Duration High Yield Fund, Inc.	78,892
53,750	SPDR Bloomberg Barclays High Yield Bond ETF	1,999,500
11,950	Templeton Global Income Fund	80,304
7,500	Vanguard Short-Term Corporate Bond ETF	600,300
11,054	Western Asset High Income Fund II, Inc.	79,478
15,781	Western Asset High Income Opportunity Fund, Inc.	80,010

	Total	5,000,161

	Total Registered Investment Companies (cost $6,289,514)	6,306,978

Shares	Preferred Stock (2.7%)
Consumer Staples (1.5%)
1,826	Bunge, Ltd., Convertible, 4.875%[e]	190,361
4,000	CHS, Inc., 6.750%[e]	113,120

	Total	303,481

Financials (1.1%)
2,000	Citigroup, Inc., 7.542%[f]	51,960
2,000	Countrywide Capital V, 7.000%	51,320
2,000	GMAC Capital Trust I, 6.967%[f]	52,400
2,000	Morgan Stanley, 5.850%[e]	54,640

	Total	210,320

Health Care (0.1%)
330	Becton Dickinson and Company, Convertible, 6.125%	18,077

	Total	18,077

Industrials (<0.1%)
25	Stanley Black & Decker, Inc., Convertible, 5.375%	2,743

	Total	2,743

	Total Preferred Stock (cost $533,798)	534,621

Shares	Common Stock (1.8%)
Energy (1.1%)
550	Chevron Corporation	57,382
1,000	Occidental Petroleum Corporation	59,870
1,100	Royal Dutch Shell plc ADR	58,509
900	Schlumberger, Ltd.	59,256

	Total	235,017

Financials (<0.1%)
48	Bank of America Corporation	1,164

	Total	1,164

Health Care (<0.1%)
19	Danaher Corporation	1,603

	Total	1,603

Industrials (0.3%)
750	Macquarie Infrastructure Corporation	58,800

	Total	58,800

Information Technology (<0.1%)
24	Micron Technology, Inc.[h]	717

	Total	717

Real Estate (0.4%)
116	American Tower Corporation	15,349
600	Crown Castle International Corporation	60,108

	Total	75,457

	Total Common Stock (cost $367,251)	372,758

Shares or Principal Amount	Short-Term Investments (12.3%)[i]
	Federal Home Loan Bank Discount Notes
100,000	0.880%, 7/12/2017[j]	99,975
	Thrivent Core Short-Term Reserve Fund
238,115	1.240%	2,381,147

	Total Short-Term Investments (cost $2,481,120)	2,481,122

	Total Investments (cost $21,699,764) 108.9%	$21,864,775

	Other Assets and Liabilities, Net (8.9%)	(1,794,474)

	Total Net Assets 100.0%	$20,070,301

The accompanying Notes to Financial Statements are an integral part of this schedule.

THRIVENT MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of June 30, 2017

(unaudited)

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2017, the value of these investments was $2,939,880 or 14.6% of total net assets.
e	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
f	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2017.
g	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2017.
h	Non-income producing security.
i	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
j	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF		Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$259,507
Gross unrealized depreciation	(94,496)

Net unrealized appreciation (depreciation)	$165,011
Cost for federal income tax purposes	$21,699,764

The accompanying Notes to Financial Statements are an integral part of this schedule.

THRIVENT MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of June 30, 2017

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of June 30, 2017, in valuing Multidimensional Income Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Bank Loans
Basic Materials	285,601	—	164,654	120,947
Capital Goods	304,293	—	125,416	178,877
Communications Services	765,722	—	765,722	—
Consumer Cyclical	372,502	—	372,502	—
Consumer Non-Cyclical	249,164	—	249,164	—
Financials	347,264	—	237,264	110,000
Technology	450,289	—	450,289	—
Transportation	199,951	—	199,951	—
Utilities	88,869	—	88,869	—
Long-Term Fixed Income
Asset-Backed Securities	275,042	—	275,042	—
Basic Materials	15,150	—	15,150	—
Capital Goods	243,583	—	243,583	—
Collateralized Mortgage Obligations	1,301,346	—	1,301,346	—
Communications Services	344,446	—	344,446	—
Consumer Cyclical	31,366	—	31,366	—
Consumer Non-Cyclical	481,358	—	481,358	—
Energy	156,834	—	156,834	—
Financials	2,438,340	—	2,438,340	—
Foreign Government	2,005,804	—	2,005,804	—
Mortgage-Backed Securities	1,566,823	—	1,566,823	—
Technology	217,391	—	217,391	—
Transportation	4,052	—	4,052	—
Utilities	24,106	—	24,106	—
Registered Investment Companies
Fixed Income Funds/Exchange Traded Funds	5,000,161	5,000,161	—	—
Equity Funds/Exchange Traded Funds	1,306,817	1,306,817	—	—
Preferred Stock
Consumer Staples	303,481	113,120	190,361	—
Financials	210,320	103,280	107,040	—
Health Care	18,077	—	18,077	—
Industrials	2,743	—	2,743	—
Common Stock
Energy	235,017	235,017	—	—
Financials	1,164	1,164	—	—
Health Care	1,603	1,603	—	—
Industrials	58,800	58,800	—	—
Information Technology	717	717	—	—
Real Estate	75,457	75,457	—	—
Short-Term Investments	99,975	—	99,975	—

Subtotal Investments in Securities	$19,483,628	$6,896,136	$12,177,668	$409,824

Other Investments *	Total
Short-Term Investments	2,381,147

Subtotal Other Investments	$2,381,147

Total Investments at Value	$21,864,775

*	Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient). According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Liability Derivatives
Futures Contracts	269	269	—	—

Total Liability Derivatives	$269	$269	$—	$—

There were no significant transfers between Levels during the period ended June 30, 2017. Transfers between Levels are identified as of the end of the period.

The accompanying Notes to Financial Statements are an integral part of this schedule.

THRIVENT MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of June 30, 2017

(unaudited)

The following table presents Multidimensional Income Fund’s futures contracts held as of June 30, 2017. Investments and/or cash totaling $99,975 were pledged as the initial margin deposit for these contracts.

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	1	September 2017	$118,105	$117,836	($269)
Total Futures Contracts					($269)

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2017, for Multidimensional Income Fund’s investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.

Derivatives by risk category	Statement of Assets and Liabilities Location	Fair Value
Liability Derivatives
Interest Rate Contracts
Futures*	Net Assets - Net unrealized appreciation/(depreciation) on Futures contracts	$269
Total Interest Rate Contracts		269

Total Liability Derivatives		$269

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2017, for Multidimensional Income Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Realized Gains/(Losses) recognized in Income
Interest Rate Contracts
Futures	Net realized gains/(losses) on Futures contracts	2
Total Interest Rate Contracts		2

Total		$2

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2017, for Multidimensional Income Fund’s investments in financial derivative instruments by primary risk exposure.

Derivatives by risk category	Statement of Operations Location	Change in unrealized appreciation/(depreciation) recognized in Income
Interest Rate Contracts
Futures	Change in net unrealized appreciation/(depreciation) on Futures contracts	(269)
Total Interest Rate Contracts		(269)

Total		($269)

The following table presents Multidimensional Income Fund’s average volume of derivative activity during the period ended June 30, 2017.

Derivative Risk Category	Futures (Notional)*	Futures (Percentage of Average Net Assets)
Interest Rate Contracts	$69,821	0.3%

*	Notional amount represents long or short, or both, derivative positions held by the Fund.

The accompanying Notes to Financial Statements are an integral part of this schedule.

THRIVENT MULTIDIMENSIONAL INCOME FUND

Schedule of Investments as of June 30, 2017

(unaudited)

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Short-Term Reserve Fund is established for the sole use of affiliated portfolios.

A summary of transactions for the fiscal year to date, in Multidimensional Income Fund, is as follows:

Portfolio	Value February 28, 2017 (inception date)	Gross Purchases	Gross Sales	Shares Held at June 30, 2017	Value June 30, 2017	Income Earned February 28, 2017 - June 30, 2017
Core Short-Term Reserve Fund	$—	$27,254,706	$24,873,559	238,115	$2,381,147	$16,785
Total Value and Income Earned	$—				$2,381,147	$16,785

The accompanying Notes to Financial Statements are an integral part of this schedule.

(This page intentionally left blank)

THRIVENT MUTUAL FUNDS

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2017 (unaudited)	Growth and Income Plus Fund	Diversified Income Plus Fund	Multidimensional Income Fund
Assets
Investments at cost	$79,136,507	$829,034,658	$21,699,764
Investments in securities at value	80,260,208	785,153,170	19,483,628
Investments in affiliates at value	5,502,203	81,935,656	2,381,147
Investments at Value	85,762,411	867,088,826	21,864,775
Cash	6,914 (a)	120,728 (b)	6,185
Dividends and interest receivable	295,127	4,259,786	79,267
Prepaid expenses	17,586	23,472	19,393
Receivable for:
Investments sold	96,065	1,881,811	45,882
Investments sold on a delayed delivery basis	—	1,702,207	79,031
Fund shares sold	52,237	833,541	45,805
Expense reimbursements	20,602	—	7,896
Variation margin on open future contracts	1,298	19,220	—
Total Assets	86,252,240	875,929,591	22,148,234
Liabilities
Distributions payable	18,338	179,758	1,394
Accrued expenses	38,698	82,126	17,711
Payable for:
Investments purchased	33,741	725,039	61,848
Investments purchased on a delayed delivery basis	3,354,077	52,948,861	1,977,593
Return of collateral for securities loaned	—	2,001,599	—
Fund shares redeemed	411	517,656	2,518
Variation margin on open future contracts	3,703	86,968	172
Investment advisory fees	44,086	369,174	9,102
Administrative fees	7,122	18,587	6,148
Distribution fees	14,892	125,499	—
Transfer agent fees	7,613	44,018	313
Trustee fees	192	747	192
Trustee deferred compensation	19,456	81,639	—
Open options written, at value	—	319	—
Commitments and contingent liabilities^	—	—	—
Mortgage dollar roll deferred revenue	1,692	19,216	942
Total Liabilities	3,544,021	57,201,206	2,077,933
Net Assets
Capital stock (beneficial interest)	77,379,517	791,075,529	19,894,187
Accumulated undistributed net investment income/(loss)	(86,739)	(15,079)	(13,871)
Accumulated undistributed net realized gain/(loss)	(1,223,516)	(10,540,275)	25,243
Net unrealized appreciation/(depreciation) on:
Investments	6,625,904	38,054,168	165,011
Written option contracts	—	32,253	—
Futures contracts	11,784	117,228	(269)
Foreign currency transactions	1,269	4,561	—
Total Net Assets	$82,708,219	$818,728,385	$20,070,301
Class A Share Capital	$72,308,859	$608,857,539	$—
Shares of beneficial interest outstanding (Class A)	6,857,888	84,068,935	—
Net asset value per share	$10.54	$7.24	$—
Maximum public offering price	$11.04	$7.58	$—
Class S Share Capital	$10,399,360	$209,870,846	$20,070,301
Shares of beneficial interest outstanding (Class S)	984,603	29,240,454	1,989,278
Net asset value per share	$10.56	$7.18	$10.09

(a)	Includes foreign currency holdings of $11,820 (cost $11,843).
(b)	Includes foreign currency holdings of $50,462 (cost $50,506).
^	Commitments and contingent liability accrual. Additional information can be found in the accompanying Notes to Financial Statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

STATEMENT OF OPERATIONS

For the six months ended June 30, 2017 (unaudited)	Growth and Income Plus Fund	Diversified Income Plus Fund	Multidimensional Income Fund(a)
Investment Income
Dividends	$739,166	$3,918,748	$162,697
Taxable interest	440,440	10,981,651	108,760
Income from mortgage dollar rolls	30,678	426,629	14,635
Income from securities loaned, net	—	28,239	—
Income from affiliated investments	28,574	401,192	16,785
Foreign tax withholding	(38,676)	(157,910)	—
Total Investment Income	1,200,182	15,598,549	302,877
Expenses
Adviser fees	260,368	2,142,707	36,744
Administrative service fees	42,611	109,021	24,603
Amortization of offering costs	—	—	8,818
Audit and legal fees	16,588	19,601	14,592
Custody fees	50,451	69,404	7,379
Distribution expenses Class A	90,061	746,885	—
Insurance expenses	2,487	3,898	1,529
Printing and postage expenses Class A	8,279	49,634	—
Printing and postage expenses Class S	1,688	13,654	1,015
SEC and state registration expenses	15,724	42,253	2,069
Transfer agent fees Class A	41,061	239,740	—
Transfer agent fees Class S	5,971	59,020	855
Trustees’ fees	4,986	19,379	2,443
Other expenses	24,896	34,463	5,632
Total Expenses Before Reimbursement	565,171	3,549,659	105,679
Less:
Reimbursement from adviser	(136,644)	—	(28,851)
Total Net Expenses	428,527	3,549,659	76,828
Net Investment Income/(Loss)	771,655	12,048,890	226,049
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments	894,863	4,838,660	25,241
Written option contracts	—	49,592	—
Futures contracts	(145,206)	(1,557,671)	2
Foreign currency and forward contract transactions	(5,737)	(24,114)	—
Change in net unrealized appreciation/(depreciation) on:
Investments	3,862,689	23,152,994	165,011
Written option contracts	—	32,253	—
Futures contracts	7,214	6,106	(269)
Foreign currency transactions	2,440	8,987	—
Net Realized and Unrealized Gains/(Losses)	4,616,263	26,506,807	189,985
Net Increase/(Decrease) in Net Assets Resulting From Operations	$5,387,918	$38,555,697	$416,034

(a)	For the period from February 28, 2017 (inception) through June 30, 2017.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

STATEMENT OF CHANGES IN NET ASSETS

	Growth and Income Plus Fund		Diversified Income Plus Fund
For the periods ended	6/30/2017 (unaudited)	12/31/2016	6/30/2017 (unaudited)	12/31/2016
Operations
Net investment income/(loss)	$771,655	$1,408,239	$12,048,890	$23,289,469
Net realized gains/(losses)	743,920	(1,698,819)	3,306,467	(12,660,531)
Change in net unrealized appreciation/(depreciation)	3,872,343	4,976,103	23,200,340	35,157,771
Net Change in Net Assets Resulting From Operations	5,387,918	4,685,523	38,555,697	45,786,709
Distributions to Shareholders
From net investment income Class A	(689,819)	(1,366,155)	(9,093,297)	(20,136,760)
From net investment income Class S	(99,171)	(76,629)	(3,111,346)	(4,728,858)

Total From Net Investment Income	(788,990)	(1,442,784)	(12,204,643)	(24,865,618)

From return of capital Class A	—	(72,414)	—	—
From return of capital Class S	—	(3,542)	—	—

Total From Return of Capital	—	(75,956)	—	—

Total Distributions to Shareholders	(788,990)	(1,518,740)	(12,204,643)	(24,865,618)
Capital Stock Transactions
Class A
Sold	3,043,706	5,711,808	30,801,996	51,187,531
Distributions reinvested	659,300	1,364,817	8,181,504	18,039,645
Redeemed	(7,217,919)	(10,569,626)	(41,841,029)	(80,899,240)

Total Class A Capital Stock Transactions	(3,514,913)	(3,493,001)	(2,857,529)	(11,672,064)

Class S
Sold	4,598,938	4,915,301	67,163,945	79,039,960
Distributions reinvested	93,237	69,865	2,994,328	4,567,406
Redeemed	(663,819)	(687,926)	(24,370,085)	(37,225,248)

Total Class S Capital Stock Transactions	4,028,356	4,297,240	45,788,188	46,382,118

Capital Stock Transactions	513,443	804,239	42,930,659	34,710,054
Net Increase/(Decrease) in Net Assets	5,112,371	3,971,022	69,281,713	55,631,145
Net Assets, Beginning of Period	77,595,848	73,624,826	749,446,672	693,815,527
Net Assets, End of Period	$82,708,219	$77,595,848	$818,728,385	$749,446,672
Accumulated Undistributed Net Investment Income/(Loss)	$(86,739)	$(69,404)	$(15,079)	$140,674
Capital Stock Share Transactions
Class A shares
Sold	294,574	596,515	4,301,442	7,457,590
Distributions reinvested	63,196	139,612	1,140,978	2,625,278
Redeemed	(697,360)	(1,093,987)	(5,844,205)	(11,785,147)

Total Class A shares	(339,590)	(357,860)	(401,785)	(1,702,279)

Class S shares
Sold	443,256	502,611	9,461,739	11,516,263
Distributions reinvested	8,906	7,081	420,979	668,952
Redeemed	(63,839)	(70,902)	(3,438,112)	(5,467,058)

Total Class S shares	388,323	438,790	6,444,606	6,718,157

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

STATEMENT OF CHANGES IN NET ASSETS  –  CONTINUED

Multidimensional Income Fund
For the periods ended	6/30/2017 (unaudited)(a)
Operations
Net investment income/(loss)	$226,049
Net realized gains/(losses)	25,243
Change in net unrealized appreciation/(depreciation)	164,742
Net Change in Net Assets Resulting From Operations	416,034
Distributions to Shareholders
From net investment income Class S	(239,920)

Total From Net Investment Income	(239,920)

Total Distributions to Shareholders	(239,920)
Capital Stock Transactions
Class S
Sold	23,958,449
Distributions reinvested	235,899
Redeemed	(4,300,161)

Total Class S Capital Stock Transactions	19,894,187

Capital Stock Transactions	19,894,187
Net Increase/(Decrease) in Net Assets	20,070,301
Net Assets, Beginning of Period	—
Net Assets, End of Period	$20,070,301
Accumulated Undistributed Net Investment Income/(Loss)	$(13,871)
Capital Stock Share Transactions
Class S shares
Sold	2,394,118
Distributions reinvested	23,455
Redeemed	(428,295)

Total Class S shares	1,989,278

(a)	For the period from February 28, 2017 (inception) through June 30, 2017

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2017

(unaudited)

(1) ORGANIZATION

Thrivent Mutual Funds (the “Trust”) was organized as a Massachusetts Business Trust on March 10, 1987 and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is divided into twenty-three separate series each with its own investment objective and policies. The Trust currently consists of four asset allocation funds, four income plus funds, eight equity funds, six fixed-income funds, and one money market fund.

This shareholder report includes Thrivent Growth and Income Plus Fund, Thrivent Diversified Income Plus Fund, and Thrivent Multidimensional Income Fund (each, a “Fund” and, collectively, the “Funds”), three of the Trust’s twenty-three Funds. The other Funds of the Trust have a fiscal year-end of October 31 and are presented under a separate shareholder report.

The Funds are each investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946—Financial Services—Investment Companies.

(A) Share Classes — The Trust includes two classes of shares: Class A and Class S shares. The classes of shares differ principally in their respective distribution expenses and other class-specific expenses and arrangements. Class A shares have an annual 12b-1 fee of 0.25% or a reduced fee of 0.13%. Class A shares have a maximum front-end sales load of 4.50%, although some Funds have a reduced or no front-end sales load. Class S shares are offered at net asset value and have no annual 12b-1 fees. The share classes have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. Thrivent Low Volatility Equity Fund and Thrivent Multidimensional Income Fund offer only Class S Shares, all other of the 21 Funds of the Trust offer Class A and Class S shares. Class A shares of Government Bond Fund are closed to all purchases and exchanges into the Fund, other than reinvestment of dividends by current shareholders of the Fund.

(B) Other — Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.

(2) SIGNIFICANT ACCOUNTING POLICIES

(A) Valuation of Investments — Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the last quoted sales price. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.

The Board has delegated responsibility for daily valuation of the Funds’ securities to the Adviser, Thrivent Asset Management, LLC (“Thrivent Asset Mgt.” or the “Adviser”). The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Fund valuation policies in accordance with Valuation Policies and Procedures. The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.

The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2017

(unaudited)

In accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. Of the Level 3 securities, those for which market values were not readily available or were deemed unreliable were fair valued as determined in good faith under procedures established by the Board. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments. Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.

Valuation of International Securities — Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign markets and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect fair value as of the close of the U.S. markets. The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.

(B) Foreign Currency Translation — The accounting records of each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.

Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.

(C) Foreign Denominated Investments — Foreign denominated assets and currency contracts may involve more risks than domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

(D) Federal Income Taxes — No provision has been made for income taxes because each Fund’s policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any federal excise tax. The Funds, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each Fund is treated as a separate taxable entity for federal income tax purposes. Certain Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.

GAAP requires management of the Funds (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not” standard that, based on the technical merits of the position, would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.

The Adviser analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Funds include U.S. Federal, Minnesota, Wisconsin, and Massachusetts as well as certain foreign countries. As of June 30, 2017, open U.S. Federal, Minnesota, Wisconsin and Massachusetts tax years include the tax years ended December 31, 2013 through 2016. Additionally, as of June 30, 2017, the tax year ended December 31, 2012 is open for Wisconsin. The Funds have no examinations in progress and none are expected at this time.

As of June 30, 2017, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Funds’ tax liability, financial position or results of operations. There is no tax liability resulting from

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2017

(unaudited)

unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Foreign Income Taxes — Funds are subject to foreign income taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign tax withholding on the Statement of Operations. The Funds pay tax on foreign capital gains, where applicable.

(E) Expenses and Income — Estimated expenses are accrued daily. The Funds are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a Fund are allocated among all appropriate Funds in proportion to their respective net assets, number of shareholder accounts or other reasonable basis. Net investment income, expenses which are not class-specific, and realized and unrealized gains and losses are allocated directly to each class based upon the relative net asset value of outstanding shares.

Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage-backed and asset-backed securities are recorded as components of interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date. However, in certain foreign markets where declaration of the dividend follows the ex-dividend date, the dividend will be recorded as soon as the Fund is informed of the declaration date.

For certain securities, including real estate investment trusts, the Trust records distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Trust adjusts the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.

(F) Distributions to Shareholders — Net investment income is distributed to each shareholder as a dividend. Dividends from Growth and Income Plus Fund are declared and paid quarterly. Dividends from Diversified Income Plus Fund and Multidimensional Income Fund are declared and paid monthly. Additionally, it is possible that such dividends may be reclassified as return of capital or capital gains after year end. Such determination cannot be made until tax information is received from the real estate investments of the Fund. Net realized gains from securities transactions, if any, are distributed at least annually.

(G) Derivative Financial Instruments — Each of the Funds may invest in derivatives. Derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments, are financial instruments whose value is derived from another security, an index or a currency. Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each Fund may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter (OTC).

A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2017

(unaudited)

counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral and margin requirements vary by type of derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for margining in excess of the minimum in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Options — Each of the Funds may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.

During the six months ended June 30, 2017, Diversified Income Plus Fund used treasury options to manage the duration of the Fund versus the benchmark. Options on mortgage backed securities were used to generate income.

Futures Contracts — Each of the Funds may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

During the six months ended June 30, 2017, Growth and Income Plus Fund, Diversified Income Plus Fund and Multidimensional Income Fund used treasury futures to manage the duration and yield curve exposure of the Fund versus the benchmark.

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2017

(unaudited)

During the six months ended June 30, 2017, Growth and Income Plus Fund and Diversified Income Plus Fund used equity futures to manage exposure to the equities market.

Foreign Currency Forward Contracts — In connection with purchases and sales of securities denominated in foreign currencies all Funds may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-denominated investments. These contracts are recorded at value and the related realized and change in unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund.

Swap Agreements — Each of the Funds may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty. Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.

Credit Default Swaps — A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations.

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2017

(unaudited)

For financial reporting purposes the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The amounts presented in the tables below are offset first by financial instruments that have the right to offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral received/pledged. The actual amounts of collateral may be greater than the amounts presented in the tables.

The following table presents the gross and net information about assets subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Assets	Gross Amounts Offset	Net Amounts of Recognized Assets	Financial Instruments	Cash Collateral Received	Non-Cash Collateral Received	Net Amount
Growth and Income Plus
Futures Contracts	1,298	—	1,298	1,298	—	—	—
Diversified Income Plus
Futures Contracts	19,220	—	19,220	19,220	—	—	—

The following table presents the gross and net information about liabilities subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:

				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Liabilities	Gross Amounts Offset	Net Amounts of Recognized Liabilities	Financial Instruments	Cash Collateral Pledged	Non-Cash Collateral Pledged**	Net Amount
Growth and Income Plus
Futures Contracts	3,703	—	3,703	1,298	—	2,405	—
Diversified Income Plus
Futures Contracts	86,968	—	86,968	19,220	—	67,748	—
Options Written	319	—	319	319	—	—	—
Securities Lending	2,001,599	—	2,001,599	1,895,270	—	—	106,329^
Multidimensional Income
Futures Contracts	172	—	172	—	—	172	—

**	Excess of collateral pledged to the counterparty may not be shown for financial reporting purposes.
^	Net securities lending amounts represent the net amount payable to the counterparty in the event of a default.

(H) Mortgage Dollar Roll Transactions — Certain Funds enter into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, in which the Funds sell mortgage securities and simultaneously agree to repurchase similar (same type and coupon) securities at a later date at an agreed upon price. The Funds must maintain liquid securities having a value at least equal to the repurchase price (including accrued interest) for such dollar rolls. In addition, the Funds are required to segregate collateral with the fund custodian—depending on market movements—on their mortgage dollar rolls. The value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.

During the period between the sale and repurchase, the Funds forgo principal and interest paid on the mortgage securities sold. The Funds are compensated from negotiated fees paid by brokers offered as an inducement to the Funds to “roll over” their purchase commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The fees received are recognized over the roll period and are included in Income from mortgage dollar rolls in the Statement of Operations.

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2017

(unaudited)

(I) Securities Lending — The Trust has entered into a Securities Lending Agreement (the “Agreement”) with Deutsche Bank AG (“Deutsche”). The Agreement authorizes Deutsche to lend securities to authorized borrowers on behalf of the Funds. Pursuant to the Agreement, all loaned securities are initially collateralized by cash equal to at least 102% of the value of the loaned securities. Daily market fluctuations could cause the value of loaned securities to be more or less that the value of the collateral received. Any additional collateral is adjusted and settled on the next business day. The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities. All cash collateral received is invested in Thrivent Cash Management Trust. The Funds receive income and corporate action proceeds from Duetsche that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash Management Trust, net of rebates, fees paid to Deutsche for services provided and any other securities lending expenses, are included in Income from securities loaned on the Statement of Operations. By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, the Fund could lose money. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. However, in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss. Some of these losses may be indemnified by the lending agent.

As of June 30, 2017, the value of securities on loan is as follows:

Fund	Securities on Loan
Diversified Income Plus	$1,895,270

(J) When-Issued and Delayed Delivery Transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed delivery basis, a Fund does not participate in future gains and losses with respect to the security.

(K) Treasury Inflation Protected Securities — Certain Funds may invest in treasury inflation protected securities (TIPS). These securities are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The coupon interest rate is generally fixed at issuance. Interest is paid based on the principal value, which is adjusted for inflation. Any increase in the principal amount will be included as taxable interest in the Statement of Operations and received in cash upon maturity or sale of the security.

(L) Repurchase Agreements — Each Fund may engage in repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Fund uses a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, the Fund could incur a loss due to a drop in the value of the security during the time it takes the Fund to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The Fund may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser or subadviser to be creditworthy. During the six months ended June 30, 2017, none of the Funds engaged in these types of investments.

(M) Equity-Linked Structured Securities — Certain Funds may invest in equity-linked structured notes. Equity-linked structured notes are debt securities which combine the characteristics of common stock and the sale of an option. The return component is based upon the performance of a single equity security, a basket of equity securities, or an equity index and the sale of an option. There is no guaranteed return of principal with these securities. The appreciation potential of these securities may be limited by a maximum payment or call right and can be influenced by many unpredictable factors. In addition to the performance of the equity, the nature and credit of the issuer may also impact return. During the six months ended June 30, 2017, none of the Funds engaged in these types of transactions.

(N) Stripped Securities — Certain Funds may invest in Interest Only and Principal Only stripped mortgage or asset backed securities. These securities represent a participation in securities that are structured in classes with rights to receive different portions of the interest and principal. Interest only securities receive all the interest and principal only securities

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2017

(unaudited)

receive all the principal. If the underlying pool of mortgages or assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in an interest only security. Principal only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates. As interest rates increase, the price of the principal only security decreases. Similarly, as interest rates decrease, the price of the principal only security increases. The principal only security represents the payment with the longest maturity, therefore making it the most sensitive to interest rate changes.

(O) Credit Risk — The Funds may be susceptible to credit risk to the extent an issuer or counterparty defaults on its payment obligation. The Funds’ policy is to monitor the creditworthiness of issuers and counterparties. Interest receivable on defaulted securities is monitored for ability to collect payments in default and is adjusted accordingly.

(P) Accounting Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(Q) Loan Commitments — Certain Funds may enter into loan commitments, which generally have interest rates which are reset daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders. Loan commitments often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the remaining maturity may be considerably less than the stated maturity shown in the Schedule of Investments.

All or a portion of these loan commitments may be unfunded. A Fund is obligated to fund these commitments at the borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked to market daily, are presented in the Schedule of Investments.

(R) Amortization of Offering Costs — The offering costs referenced in the Statement of Operations for Multidimensional Income Fund are costs incurred by the Fund in order to establish it for sale. These costs generally include any legal costs associated with registering the Fund. These costs are amortized over a period of 12 months from inception.

(S) Bank Loans (Leveraged Loans) — Certain Funds may invest in bank loans, which are senior secured loans that are made by banks or other lending institutions to companies that are typically rated below investment grade. A fund may invest in multiple series or tranches of a bank loan, with varying terms and different associated risks. Transactions in bank loan securities may settle on a delayed basis, which may result in the proceeds of the sale to not be readily available for a fund to make additional investments. Interest rates of bank loan securities typically reset periodically, as the rates are tied to a reference index, such as the London Interbank Offered Rate (“LIBOR”), plus a premium. Income is recorded daily on bank loan securities. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of the bank loan. This commitment fee is accrued as income over the term of the bank loan. A fund may receive consent and amendment fees for accepting an amendment to the current terms of a bank loan. Consent and amendment fees are accrued as income when the changes to the bank loan are immaterial and to capital when the changes are material.

(T) Recent Accounting Pronouncements —

Investment Company Reporting Modernization.

In October 2016, the Securities and Exchange Commission (SEC) adopted new rules and forms to modernize the reporting and disclosure of information by registered investment companies. The SEC also adopted amendments to Regulation S-X, which describe the specific format and content of financial reports, to require standardized and enhanced disclosures about derivatives in investment company financial statements and other amendments. These amendments are effective August 1, 2017. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statements and footnote disclosures.

(U) Litigation — Awards from class action litigation are recorded as realized gains on the payment date.

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2017

(unaudited)

(V) Other — For financial statement purposes, investment security transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes.

(3) FEES AND COMPENSATION PAID TO AFFILIATES

(A) Investment Advisory Fees — The Trust has entered into an Investment Advisory Agreement with Thrivent Asset Mgt. Under the Investment Advisory Agreement, each of the Funds pays a fee for investment advisory services. The fees are accrued daily and paid monthly. The annual rates of fees as a percent of average daily net assets under the Investment Advisory Agreement were as follows:

Fund (M - Millions)	$0 to $50M	Over $50 to $100M	Over $100 to $200M	Over $200 to $250M	Over $250 to $500M	Over $500 to $750M	Over $750 to $1,000M	Over $1,000 to $2,000M	Over $2,000 to $2,500M	Over $2,500 to $5,000M	Over $5,000M
Growth and Income Plus	0.650%	0.650%	0.650%	0.650%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%	0.600%
Diversified Income Plus	0.550%	0.550%	0.550%	0.550%	0.550%	0.550%	0.550%	0.550%	0.550%	0.550%	0.550%
Multidimensional Income	0.550%	0.550%	0.500%	0.500%	0.500%	0.500%	0.500%	0.500%	0.500%	0.500%	0.500%

(B) Expense Reimbursements — For the period ended June 30, 2017, contractual expense reimbursements to limit expenses to the following percentages were in effect:

Fund	Class A	Class S	Expiration Date
Growth and Income Plus	1.10%	0.80%	2/28/2018
Multidimensional Income	N/A	1.15%	2/28/2018

Expense reimbursements are accrued daily and paid by Thrivent Asset Management monthly. Thrivent does not recoup amounts previously reimbursed or waived in prior fiscal years.

All Funds in the Trust except for Money Market Fund may invest cash in other Funds in the Trust, Thrivent Cash Management Trust, and Thrivent Core Short-Term Reserve Fund, subject to certain limitations. These related-party transactions are subject to the same terms as non-related party transactions. To avoid duplicate investment advisory fees, Thrivent Asset Mgt. reimburses an amount equal to any investment advisory fees indirectly incurred by the asset allocation, income plus, equity and fixed income funds as a result of their investment in any other mutual fund for which the Advisor or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund.

(C) Distribution Plan — Effective January 1, 2016, Thrivent Distributors, LLC became the Trust’s distributor. The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. Class A shares generally have a Rule 12b-1 fee of up to 0.25% of average net assets.

(D) Sales Charges and Other Fees — For the six months ended June 30, 2017, Thrivent Investment Management Inc. (“Thrivent Investment Mgt.”) and Thrivent Distributors, LLC received $60,644 of aggregate underwriting concessions from the sales of the Trust’s Class A shares. Sales charges are not an expense of the Trust and are not reflected in the financial statements of any of the Funds.

The Trust has entered into an accounting and administrative services agreement with Thrivent Asset Mgt. pursuant to which Thrivent Asset Mgt. provides certain accounting and administrative personnel and services to the Funds. The Funds pay an annual fixed fee per fund plus percentage of net assets to Thrivent Asset Mgt. These fees are accrued daily and paid monthly. For the six months ended June 30, 2017, Thrivent Asset Mgt. received aggregate fees for accounting and administrative personnel and services of $176,234 from the Funds covered in this shareholder report.

The Trust has entered into an agreement with Thrivent Financial Investor Services Inc. (“Thrivent Investor Services”) to provide transfer agency, sub transfer agency, and dividend payment services necessary to the Funds on a per-account basis. These fees are accrued daily and paid monthly. For the six months ended June 30, 2017, Thrivent Investor Services received $340,419 for transfer agent services from the Funds covered in this shareholder report.

Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2017

(unaudited)

with respect to fees received from the Funds. Participants in the plan may designate their deferred Trustee’s fees as if invested in a series of Thrivent Mutual Funds. The value of each Trustee’s deferred compensation account will increase or decrease as if invested in shares of that series. Their fees as well as the change in value are included in Trustee’s fees in the Statement of Operations. The deferred fees remain in the appropriate Fund until distribution in accordance with the plan. The Payable for trustee deferred compensation, located in the Statement of Assets and Liabilities, is unsecured.

Those Trustees not participating in the above plan received $20,098 in fees from the Funds covered in this shareholder report for the six months ended June 30, 2017. In addition, the Trust reimbursed independent Trustees for reasonable expenses incurred in relation to attendance at the meetings and industry conferences.

Certain officers and non-independent Trustees of the Trust are officers and directors of Thrivent Asset Mgt., Thrivent Investment Mgt. and Thrivent Investor Services; however, they receive no compensation from the Funds. Affiliated employees and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.

(E) Indirect Expenses — Some Funds invest in other open-ended funds. Fees and expenses of those underlying funds are not included in those Funds’ expense ratios reported in the Financial Highlights. The Funds indirectly bear their proportionate share of the annualized weighted average expense ratio of the underlying funds in which they invest. The Adviser has contractually agreed, for as long as the current fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Asset Allocation Funds as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust and Thrivent Core Short-Term Reserve Fund. This contractual provision may be terminated upon the mutual agreement between the Independent Trustees of the Trust and the Adviser.

(4) TAX INFORMATION

Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. At fiscal year-end, the character and amount of distributions, on a tax basis and components of distributable earnings, are finalized. Therefore, as of June 30, 2017, the tax-basis balance has not yet been determined.

At December 31, 2016, the following Funds had accumulated net realized capital loss carryovers expiring as follows:

Fund	Capital Loss Carryover	Expiration Year
Growth and Income Plus	$1,730,511	Unlimited

Diversified Income Plus	12,321,852	Unlimited

To the extent that these Funds realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.

(5) SECURITY TRANSACTIONS

(A) Purchases and Sales of Investment Securities — For the six months ended June 30, 2017, the cost of purchases and the proceeds from sales of investment securities, other than U.S. Government and short-term securities, were as follows:

	In thousands
Fund	Purchases	Sales
Growth and Income Plus	$29,643	$29,086
Diversified Income Plus	273,183	233,756
Multidimensional Income	23,995	6,375

Purchases and Sales of U.S. Government Securities were:

	In thousands
Fund	Purchases	Sales
Growth and Income Plus	$18,490	$18,657
Diversified Income Plus	268,530	272,007
Multidimensional Income	11,394	9,818

(B) Investments in Restricted Securities — Certain Funds may own restricted securities which were purchased in private placement transactions without registration under the Securities Act of 1933. Unless such securities subsequently become registered, they generally may be resold only in privately negotiated transactions with a limited number of purchasers. As of June 30, 2017, the following Funds held restricted securities:

Fund	Number of Securities	Percent of Fund’s Net Assets
Growth and Income Plus	3	0.13%
Diversified Income Plus	28	3.98%

The Funds have no right to require registration of unregistered securities.

(C) Investments in High-Yielding Securities — The Funds may invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities (e.g., junk bonds) are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

(D) Investments in Options and Futures Contracts — The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the

THRIVENT MUTUAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2017

(unaudited)

movement in the prices of the portfolio securities being hedged. A lack of correlation could render a Fund’s hedging strategy unsuccessful and could result in a loss to the Fund. In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.

(E) Written Option Contracts — The number of contracts and premium amounts associated with covered call option contracts written during the six months ended June 30, 2017, were as follows:

	Number of Contracts	Premium Amount
Diversified Income Plus
Balance at December 31, 2016	—	$—
Opened	168	82,164
Closed	—	—
Expired	(160)	(49,592)
Exercised	—	—

Balance at June 30, 2017	8	$32,572

(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

The Funds are permitted to purchase or sell securities from or to certain other Funds or affiliated Portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price. For the six months ended June 30, 2017, none of the Funds engaged in sale or purchase transactions that complied with Rule 17a-7 of the 1940 Act.

(7) RELATED PARTY TRANSACTIONS

As of June 30, 2017, related parties held shares in excess of 5% of the Funds covered in this shareholder report.

Fund	Shares	Percent of Fund’s Outstanding Shares
Multidimensional Income	1,593,129	80.1%

(8) SUBSEQUENT EVENTS

The Adviser of the Funds has evaluated the impact of subsequent events through August 18, 2017, and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.

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THRIVENT MUTUAL FUNDS

FINANCIAL HIGHLIGHTS

	FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD *
		Income from Investment Operations			Less Distributions From
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gain/(Loss) on Investments(a)	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments
GROWTH AND INCOME PLUS FUND
Class A Shares
Period Ended 6/30/2017 (unaudited)	$9.95	$0.10	$0.59	$0.69	$(0.10)	$—
Year Ended 12/31/2016	9.55	0.18	0.42	0.60	(0.19)	—
Year Ended 12/31/2015	10.03	0.19	(0.29)	(0.10)	(0.19)	(0.18)
Year Ended 12/31/2014	10.38	0.19	0.01	0.20	(0.20)	(0.35)
Year Ended 12/31/2013	9.59	0.18	1.83	2.01	(0.19)	(1.03)
Year Ended 12/31/2012	8.70	0.20	0.89	1.09	(0.20)	—
Class S Shares
Period Ended 6/30/2017 (unaudited)	9.97	0.08	0.62	0.70	(0.11)	—
Year Ended 12/31/2016	9.56	(0.02)	0.65	0.63	(0.21)	—
Year Ended 12/31/2015	10.05	0.26	(0.33)	(0.07)	(0.23)	(0.18)
Year Ended 12/31/2014	10.39	0.29	(0.05)	0.24	(0.23)	(0.35)
Year Ended 12/31/2013	9.60	0.44	1.61	2.05	(0.23)	(1.03)
Year Ended 12/31/2012	8.71	0.24	0.88	1.12	(0.23)	—

DIVERSIFIED INCOME PLUS FUND
Class A Shares
Period Ended 6/30/2017 (unaudited)	7.00	0.11	0.24	0.35	(0.11)	—
Year Ended 12/31/2016	6.79	0.22	0.23	0.45	(0.24)	—
Year Ended 12/31/2015	7.10	0.23	(0.27)	(0.04)	(0.24)	(0.03)
Year Ended 12/31/2014	7.25	0.24	0.02	0.26	(0.23)	(0.18)
Year Ended 12/31/2013	6.82	0.23	0.47	0.70	(0.23)	(0.04)
Year Ended 12/31/2012	6.22	0.27	0.59	0.86	(0.26)	—
Class S Shares
Period Ended 6/30/2017 (unaudited)	6.94	0.12	0.24	0.36	(0.12)	—
Year Ended 12/31/2016	6.74	0.24	0.22	0.46	(0.26)	—
Year Ended 12/31/2015	7.04	0.25	(0.26)	(0.01)	(0.26)	(0.03)
Year Ended 12/31/2014	7.19	0.26	0.02	0.28	(0.25)	(0.18)
Year Ended 12/31/2013	6.77	0.26	0.46	0.72	(0.26)	(0.04)
Year Ended 12/31/2012	6.19	0.30	0.57	0.87	(0.29)	—

MULTIDIMENSIONAL INCOME FUND
Class S Shares
Period Ended 6/30/2017
(unaudited)(c)	10.00	0.11	0.10	0.21	(0.12)	—

(a)	The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b)	Total investment return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year.
(c)	Since fund inception, February 28, 2017.
*	All per share amounts have been rounded to the nearest cent.
**	Computed on an annualized basis for periods less than one year.

The accompanying Notes to Financial Statements are an integral part of this statement.

THRIVENT MUTUAL FUNDS

FINANCIAL HIGHLIGHTS – CONTINUED

	RATIOS/SUPPLEMENTAL DATA
					Ratio to Average Net Assets **		Ratios to Average Net Assets Before Expenses Waived, Credited or Paid Indirectly **
Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Assets, End of Period (in millions)	Expenses	Net Investment Income/(Loss)	Expenses	Net Investment Income/(Loss)	Portfolio Turnover Rate

$—	$(0.10)	$10.54	6.94%	$72.3	1.10%	1.89%	1.43%	1.56%	61%
(0.01)	(0.20)	9.95	6.29%	71.7	1.10%	1.87%	1.45%	1.53%	114%
(0.01)	(0.38)	9.55	(1.03)%	72.1	1.15%	1.92%	1.44%	1.63%	181%
—	(0.55)	10.03	1.89%	76.5	1.15%	1.93%	1.42%	1.66%	167%
—	(1.22)	10.38	21.08%	49.8	1.15%	1.69%	1.50%	1.34%	162%
—	(0.20)	9.59	12.60%	25.6	1.15%	2.18%	1.47%	1.86%	164%

—	(0.11)	10.56	7.07%	10.4	0.80%	2.26%	1.23%	1.83%	61%
(0.01)	(0.22)	9.97	6.67%	5.9	0.80%	2.19%	1.23%	1.76%	114%
(0.01)	(0.42)	9.56	(0.77)%	1.5	0.80%	2.26%	1.13%	1.93%	181%
—	(0.58)	10.05	2.34%	1.8	0.80%	2.24%	1.12%	1.92%	167%
—	(1.26)	10.39	21.56%	2.3	0.80%	2.02%	0.92%	1.90%	162%
—	(0.23)	9.60	12.97%	35.3	0.80%	2.52%	0.94%	2.38%	164%

—	(0.11)	7.24	5.00%	608.9	0.97%	3.02%	0.97%	3.02%	67%
—	(0.24)	7.00	6.70%	591.3	0.97%	3.23%	0.97%	3.23%	91%
—	(0.27)	6.79	(0.62)%	585.5	0.98%	3.28%	0.98%	3.28%	108%
—	(0.41)	7.10	3.54%	581.7	0.98%	3.33%	0.98%	3.33%	137%
—	(0.27)	7.25	10.40%	459.1	1.00%	3.34%	1.00%	3.34%	155%
—	(0.26)	6.82	14.08%	290.7	0.99%	4.14%	1.03%	4.10%	153%

—	(0.12)	7.18	5.19%	209.9	0.71%	3.32%	0.71%	3.32%	67%
—	(0.26)	6.94	6.91%	158.2	0.70%	3.51%	0.70%	3.51%	91%
—	(0.29)	6.74	(0.19)%	108.3	0.69%	3.56%	0.69%	3.56%	108%
—	(0.43)	7.04	3.90%	116.2	0.69%	3.60%	0.69%	3.60%	137%
—	(0.30)	7.19	10.70%	107.5	0.70%	3.66%	0.70%	3.66%	155%
—	(0.29)	6.77	14.23%	54.2	0.72%	4.47%	0.72%	4.47%	153%

—	(0.12)	10.09	2.12%	20.1	1.15%	3.38%	1.58%	2.95%	108%

The accompanying Notes to Financial Statements are an integral part of this statement.

ADDITIONAL INFORMATION

(unaudited)

Proxy Voting

The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust’s Statement of Additional Information. You may request a free copy of the Statement of Additional Information by calling 1-800-847-4836. You also may review the Statement of Additional Information or the report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 at ThriventFunds.com or sec.gov.

Quarterly Schedule of Portfolio Holdings

The Trust files its Schedule of Portfolio Holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. You may request a free copy of the Trust’s Forms N-Q by calling 1-800-847-4836. The Trust’s most recent Form N-Q Schedule of Investments also is available at ThriventFunds.com or sec.gov. You also may review and copy the Forms N-Q for the Trust at the SEC’s Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 1-800-SEC-0330.

Summary Schedule of Investments

The summary schedule of investments is designed to streamline the report and help investors better focus on a fund’s principal holdings. A complete listing of holdings for a fund in which the summary is included in the shareholder report is available free of charge by calling 1-800-847-4836. It is also available at ThriventFunds.com or sec.gov where it is part of form N-CSRS.

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THRIVENT MUTUAL FUNDS

4321 North Ballard Road, Appleton, WI 54919-0001

We're listening to you!

In response to concerns regarding multiple mailings, we send one copy of a shareholder report and one copy of a prospectus for Thrivent Mutual Funds to each household. This process is known as householding. This consolidation helps reduce printing and postage costs, thereby saving money. If you wish to receive an additional copy of this report, call us toll-free at **800-847-4836**. If you wish to revoke householding in the future, you may write to us at 4321 N. Ballard Road, Appleton, WI 54919-0001, or by calling us at **800-847-4836**. We will begin to mail separate regulatory mailings within 30 days of receiving your request.

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Paperless delivery of documents provides faster access to important information. An email is sent to you when new documents are available.

Paperless delivery options:

- Prospectuses
- Annual and semiannual reports
- Most billing and contribution notices
- Most contract and account statements
- Most life insurance statements
- Confirmation activity statements
- Annual privacy notice
- *Thrivent* magazine

Go to Thrivent.com/gopaperless to learn more.

Securities offered through Thrivent Distributors, LLC, 625 Fourth Ave. S., Minneapolis, MN 55415, a FINRA member and a wholly owned subsidiary of Thrivent Financial, the marketing name for Thrivent Financial for Lutherans, Appleton, WI.

24042SAR R8-17

Item 2.	Code of Ethics

Not applicable to semiannual report

Item 3.	Audit Committee Financial Expert

Not applicable to semiannual report

Item 4.	Principal Accountant Fees and Services

Not applicable to semiannual report

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Investments

(a)	Registrant’s Schedule of Investments/Summary Schedule of Investments is included in the report to shareholders filed under Item 1. Where the registrant included a Summary Schedule of Investments in the report to shareholders filed under Item 1, the registrant has filed a Schedule of Investments under this item.

(b)	Not applicable to this filing.

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Bank Loans (10.6%)[a]	Value
Basic Materials (0.7%)
	Arch Coal, Inc., Term Loan
$64,838	5.226%, 3/7/2024	$64,703
	Chemours Company, Term Loan
53,708	3.570%, 5/12/2022	53,856
	Contura Energy, Inc., Term Loan
114,713	6.230%, 3/17/2024	111,271
	Ineos Finance, LLC, Term Loan
139,175	3.976%, 3/31/2022[b,c]	139,378
	Peabody Energy Corporation, Term Loan
34,912	5.726%, 3/31/2022	34,834
	Tronox Pigments BV, Term Loan
141,562	4.796%, 3/19/2020	142,270

	Total	546,312

Capital Goods (0.8%)
	Advanced Disposal Services, Inc., Term Loan
74,945	3.939%, 11/10/2023	75,172
	Berry Plastics Corporation, Term Loan
165,000	3.367%, 2/8/2020	164,954
55,000	3.367%, 1/6/2021	54,968
	Cortes NP Intermediate Holding II Corporation, Term Loan
215,000	5.226%, 11/30/2023	215,716
	Reynolds Group Holdings, Inc., Term Loan
54,588	4.226%, 2/5/2023	54,628
	Sterigenics-Nordion Holdings, LLC, Term Loan
119,700	4.226%, 5/15/2022	119,251

	Total	684,689

Communications Services (3.1%)
	Altice Financing SA, Term Loan
60,000	3.908%, 7/15/2025	59,794
	Altice US Finance I Corporation, Term Loan
75,000	3.466%, 7/14/2025	74,250
	Atlantic Broadband Penn, LLC, Term Loan
57,837	3.726%, 11/30/2019	57,861
	Beasley Broadcast Group, Inc., Term Loan
54,453	7.226%, 11/1/2023	54,997
	Birch Communication Inc., Term Loan
80,647	8.550%, 7/18/2020	57,394
	CBS Radio, Inc., Term Loan
25,000	0.000%, 10/17/2023[b,c]	25,109
	Cengage Learning Acquisitions, Term Loan
136,675	5.339%, 6/7/2023	128,831
	Charter Communications Operating, LLC, Term Loan
59,689	3.230%, 7/1/2020	59,846
59,689	3.230%, 1/3/2021	59,838
	Cincinnati Bell, Inc., Term Loan
47,820	4.051%, 9/10/2020	48,143
	Coral-US Co-Borrower, LLC, Term Loan
95,000	4.726%, 11/19/2024	95,179
	CSC Holdings, LLC, Term Loan
75,000	3.459%, 7/17/2025	74,419
	FairPoint Communications, Inc., Term Loan
100,392	7.500%, 2/14/2019	100,413
	Gray Television, Inc., Term Loan
59,700	3.551%, 2/7/2024	59,924
	Hargray Merger Subsidiary Corporation, Term Loan
45,000	4.226%, 3/24/2024	45,042
	Intelsat Jackson Holdings SA, Term Loan
39,444	4.000%, 6/30/2019	39,080
	Level 3 Financing, Inc., Term Loan
200,000	3.466%, 2/22/2024	200,376
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
145,000	4.658%, 1/7/2022	143,430
	LTS Buyer, LLC, Term Loan
134,795	4.546%, 4/13/2020	135,200
	McGraw-Hill Global Education Holdings, LLC, Term Loan
113,850	5.226%, 5/4/2022	111,839
	Mediacom Illinois, LLC, Term Loan
54,863	3.440%, 2/15/2024	55,000
	NEP/NCP Holdco, Inc., Term Loan
182,600	4.476%, 1/22/2020	182,543
95,000	0.000%, 7/21/2022[b,c]	94,970
	SBA Senior Finance II, LLC, Term Loan
97,000	3.480%, 3/24/2021	97,158
	SFR Group SA, Term Loan
55,000	3.944%, 6/22/2025	54,502
	Sprint Communications, Inc., Term Loan
209,475	3.750%, 2/2/2024	209,431
	TNS, Inc., Term Loan
32,961	5.230%, 2/15/2020	33,184
	Univision Communications, Inc., Term Loan
88,240	3.976%, 3/15/2024	86,438
	WideOpenWest Finance, LLC, Term Loan
124,062	4.702%, 8/19/2023	123,852

	Total	2,568,043

Consumer Cyclical (1.4%)
	Amaya Holdings BV, Term Loan
158,362	4.796%, 8/1/2021	158,506
	Boyd Gaming Corporation, Term Loan
49,677	3.688%, 9/15/2023	49,771
	Burlington Coat Factory Warehouse Corporation, Term Loan
87,246	3.960%, 7/29/2021	87,427
	Ceridian HCM Holding, Inc., Term Loan
43,366	4.726%, 9/15/2020	43,014
	Eldorado Resorts, Inc., Term Loan
49,875	3.375%, 4/17/2024	49,439
	Golden Nugget, Inc., Term Loan
59,612	4.710%, 11/21/2019	60,171
	Golden Nugget, Inc., Term Loan Delayed Draw
28,249	4.680%, 11/21/2019	28,514
	IMG Worldwide, Inc., Term Loan
50,000	8.476%, 5/6/2022	50,562
	Michaels Stores, Inc., Term Loan
55,784	3.938%, 1/28/2023	55,610

The accompanying Notes to Financial Statements are an integral part of this schedule.

1

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Bank Loans (10.6%)[a]	Value
Consumer Cyclical (1.4%) - continued
	Mohegan Tribal Gaming Authority, Term Loan
$119,400	5.226%, 10/13/2023[b,c]	$120,631
	Scientific Games International, Inc., Term Loan
249,375	5.108%, 10/1/2021	251,697
	Seminole Hard Rock Entertainment, Inc., Term Loan
145,454	4.046%, 5/14/2020	145,546
	Seminole Indian Tribe of Florida, Term Loan
45,323	3.476%, 4/29/2020	45,357

	Total	1,146,245

Consumer Non-Cyclical (1.5%)
	Air Medical Group Holdings, Inc., Term Loan
150,000	0.000%, 4/28/2022[b,c]	149,175
74,250	5.159%, 4/28/2022	73,842
	CHS/Community Health Systems, Inc., Term Loan
9,276	3.960%, 12/31/2019	9,259
138,135	4.210%, 1/27/2021	137,832
	Endo Luxembourg Finance Company I SARL., Term Loan
80,000	5.500%, 4/27/2024	80,700
	Grifols Worldwide Operations USA, Inc., Term Loan
89,775	3.436%, 1/23/2025	89,835
	JBS USA LUX SA, Term Loan
179,550	5.750%, 10/30/2022[b,c]	174,882
	Libbey Glass, Inc., Term Loan
112,727	4.096%, 4/9/2021	102,018
	Ortho-Clinical Diagnostics, Inc., Term Loan
126,333	5.046%, 6/30/2021	125,518
	Valeant Pharmaceuticals International, Inc., Term Loan
319,534	5.830%, 4/1/2022	323,730

	Total	1,266,791

Energy (0.3%)
	Energy Solutions, LLC, Term Loan
50,358	6.980%, 5/29/2020	50,610
	Houston Fuel Oil Terminal, LLC, Term Loan
59,239	4.550%, 8/19/2021[b,c]	58,720
	McJunkin Red Man Corporation, Term Loan
44,478	5.226%, 11/9/2019	44,723
	MEG Energy Corporation, Term Loan
59,850	4.696%, 12/31/2023	58,242
	Pacific Drilling SA, Term Loan
66,240	4.750%, 6/3/2018	30,056

	Total	242,351

Financials (0.9%)
	ASP AMC Merger Sub, Inc., Term Loan
167,185	4.796%, 4/13/2024	165,304
	Avolon TLB Borrower 1 (Luxembourg) SARL, Term Loan
85,000	3.962%, 3/20/2022	85,497
	Colorado Buyer, Inc., Term Loan
95,000	4.170%, 5/1/2024	95,119
50,000	8.420%, 5/1/2025	50,281
	Delos Finance SARL, Term Loan
85,000	3.546%, 10/6/2023	85,226
	DJO Finance, LLC, Term Loan
58,950	4.387%, 6/7/2020	58,274
	Gartner, Inc., Term Loan
24,937	3.226%, 4/5/2024	25,000
	MoneyGram International, Inc., Term Loan
96,858	4.546%, 3/28/2020	96,818
	TransUnion, LLC, Term Loan
74,615	3.726%, 4/26/2022	75,041

	Total	736,560

Technology (1.3%)
	Accudyne Industries, LLC, Term Loan
62,705	4.226%, 12/13/2019	62,147
	First Data Corporation, Term Loan
215,000	3.716%, 4/26/2024	214,923
	Harland Clarke Holdings Corporation, Term Loan
70,523	7.296%, 12/31/2021	70,787
59,272	6.796%, 2/9/2022	59,286
	Micron Technologies, Inc., Term Loan
44,887	3.800%, 4/9/2023	45,214
	ON Semiconductor Corporation, Term Loan
34,126	3.476%, 3/31/2023	34,142
	Rackspace Hosting, Inc., Term Loan
55,000	0.000%, 11/3/2023[b,c]	54,948
	RP Crown Parent, LLC, Term Loan
89,550	4.726%, 10/12/2023	90,030
	Western Digital Corporation, Term Loan
189,050	3.976%, 4/29/2023	189,689
	Xerox Business Services, LLC, Term Loan
104,737	5.226%, 12/7/2023	105,915
	Zayo Group, LLC, Term Loan
114,712	3.216%, 1/19/2021	114,874

	Total	1,041,955

Transportation (0.4%)
	Arctic LNG Carriers, Ltd., Term Loan
180,000	5.726%, 5/18/2023	179,325
	OSG Bulk Ships, Inc., Term Loan
75,145	5.430%, 8/5/2019	71,200
	XPO Logistics, Inc., Term Loan
90,000	3.405%, 10/30/2021	90,167

	Total	340,692

Utilities (0.2%)
	Calpine Corporation, Term Loan
74,430	4.050%, 1/15/2024	74,256
	Intergen NV, Term Loan
53,770	5.800%, 6/13/2020	53,658
	Talen Energy Supply, LLC, Term Loan
64,813	5.226%, 7/6/2023	59,993

	Total	187,907

	Total Bank Loans (cost $8,819,346)	8,761,545

Shares	Common Stock (64.9%)
Consumer Discretionary (8.9%)
1,530	Amazon.com, Inc.[d]	1,481,040
12,580	American Axle & Manufacturing Holdings, Inc.[d]	196,248
2,000	Bandai Namco Holdings, Inc.	68,335

The accompanying Notes to Financial Statements are an integral part of this schedule.

2

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (64.9%)	Value
Consumer Discretionary (8.9%) - continued
855	Bellway plc	$33,178
2,880	Berkeley Group Holdings plc	121,103
4,700	Bridgestone Corporation	203,188
686	Bunzl plc	20,451
1,500	Burlington Stores, Inc.	137,985
241	Cie Generale des Etablissements Michelin	32,076
16,676	Comcast Corporation	649,030
4,000	Denso Corporation	169,753
2,331	Dollar Tree, Inc.[d]	162,984
5,396	Eutelsat Communications	137,679
3,060	General Motors Company	106,886
18,873	Harvey Norman Holdings, Ltd.	55,420
2,900	Haseko Corporation	35,314
9,100	Honda Motor Company, Ltd.	249,323
5,700	Inchcape plc	56,030
430	Ipsos SA	16,133
5,102	Marks and Spencer Group plc	22,143
3,600	Newell Brands, Inc.	193,032
454	Nexity SA	26,350
762	Next plc	38,271
4,780	NIKE, Inc.	282,020
1,500	Nikon Corporation	24,044
3,810	Norwegian Cruise Line Holdings, Ltd.[d]	206,845
2,083	Nutrisystem, Inc.	108,420
270	Priceline Group, Inc.[d]	505,040
209	Publicis Groupe SA	15,577
209	Publicis Groupe SA Rights[d,e]	26
200	RTL Group SA	15,110
1,387	SES SA	32,493
4,800	Singapore Press Holdings, Ltd.	11,262
4,907	SSP Group plc	30,409
10,074	Starbucks Corporation	587,415
3,900	Subaru Corporation	132,241
4,200	Sumitomo Forestry Company, Ltd.	66,160
3,400	Sumitomo Rubber Industries, Ltd.	57,581
200	Swatch Group AG	14,611
9,150	Time, Inc.	131,303
4,760	Toll Brothers, Inc.	188,068
800	Toyoda Gosei Company, Ltd.	19,169
1,200	TV Asahi Holdings Corporation	21,679
5,260	Walt Disney Company	558,875
3,081	Wolters Kluwer NV	130,305
1,500	Yokohama Rubber Company, Ltd.	30,239

	Total	7,380,844

Consumer Staples (3.8%)
3,270	Altria Group, Inc.	243,517
2,300	Axfood AB	38,404
5,000	Blue Buffalo Pet Products, Inc.[d]	114,050
11,969	Coca-Cola Amatil, Ltd.	84,934
3,130	Coca-Cola HBC AG	92,051
13,420	Cott Corporation	193,785
766	Ebro Foods SA	17,498
1,857	Grieg Seafood ASA	12,933
436	Henkel AG & Company KGaA	52,815
5,478	Imperial Brands plc	246,167
315	Kesko Oyj	16,023
1,900	Kewpie Corporation	49,893
1,000	Kirin Holdings Company, Ltd.	20,399
2	Lindt & Spruengli AG	11,597
532	Nestle SA	46,400
9,610	Philip Morris International, Inc.	1,128,694
449	SalMar ASA	11,129
500	Seven & I Holdings Company, Ltd.	20,632
1,000	Suedzucker AG	20,877
3,835	Tate & Lyle plc	33,052
3,502	Unilever plc	189,522
12,150	Whole Foods Market, Inc.	511,636

	Total	3,156,008

Energy (3.5%)
280	Arch Coal, Inc.	19,124
87,857	BP plc	507,128
3,180	Concho Resources, Inc.[d]	386,465
400	Contura Energy, Inc.	26,200
1,955	Crescent Point Energy Corporation	14,955
7,930	Devon Energy Corporation	253,522
6,730	Halliburton Company	287,438
5,752	John Wood Group plc	48,059
3,326	OMV AG	172,762
10,741	Petrofac, Ltd.	61,761
2,670	Pioneer Natural Resources Company	426,079
2,947	Royal Dutch Shell plc	78,361
1,043	Royal Dutch Shell plc, Class A	27,711
6,960	Royal Dutch Shell plc, Class B	186,852
1,881	Statoil ASA	31,191
1,242	TGS Nopec Geophysical Company ASA	25,483
3,015	Total SA	149,686
2,750	U.S. Silica Holdings, Inc.	97,598
10,350	WPX Energy, Inc.[d]	99,981

	Total	2,900,356

Financials (9.2%)
2,759	ABN AMRO Group NVf	73,091
790	Affiliated Managers Group, Inc.	131,029
7,753	Ally Financial, Inc.	162,038
8,250	Apollo Investment Corporation	52,717
3,800	Ares Capital Corporation	62,244
2,040	ASX, Ltd.	84,050
6,574	Australia & New Zealand Banking Group, Ltd.	145,099
31,790	Bank of America Corporation	771,225
3,768	Bank of Nova Scotia	226,667
3,310	Bank of the Ozarks, Inc.	155,140
6,848	Bankia, SA	33,122
726	Canadian Imperial Bank of Commerce	59,001
3,000	Chiba Bank, Ltd.	21,832
1,593	CI Financial Corporation	33,953
6,045	CNP Assurances	135,688
2,079	Danske Bank AS	79,986
1,100	DBS Group Holdings, Ltd.	16,556
17,149	Direct Line Insurance Group plc	79,409
8,300	Encore Capital Group, Inc.[d]	333,245
1,900	Erste Group Bank AG	72,779
20,998	FlexiGroup, Ltd.	29,435
28,000	Fukuoka Financial Group, Inc.	133,594
1,337	Genworth MI Canada, Inc.	36,786
3,780	Goldman Sachs Group, Inc.	838,782
1,269	Hannover Rueckversicherung SE	152,424
800	Hokuhoku Financial Group, Inc.	12,797
37,087	HSBC Holdings plc	344,242
2,248	ING Groep NV	38,807
777	Intact Financial Corporation	58,694
5,530	Intercontinental Exchange, Inc.	364,538
1,907	Janus Henderson Group plc[d]	63,141
11,210	KeyCorp	210,075
841	Macquarie Group, Ltd.	57,191
35,814	Mapfre SA	125,357
2,350	Meta Financial Group, Inc.	209,150
5,343	MetLife, Inc.	293,544

The accompanying Notes to Financial Statements are an integral part of this schedule.

3

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (64.9%)	Value
Financials (9.2%) - continued
4,200	Mitsubishi UFJ Financial Group, Inc.	$28,329
48,800	Mizuho Financial Group, Inc.	89,474
800	MS and AD Insurance Group Holdings, Inc.	26,983
146	Muenchener Rueckversicherungs-Gesellschaft AG	29,544
2,400	National Bank of Canada	100,919
5,486	Nordea Bank AB	69,872
773	Pargesa Holding SA	58,899
7,264	Poste Italiane SPA[f]	49,809
2,367	Power Corporation of Canada	53,991
8,500	Resona Holdings, Inc.	46,952
9,100	Senshu Ikeda Holdings, Inc.	38,497
1,477	Societe Generale	79,648
6,100	Sumitomo Mitsui Trust Holdings, Inc.	219,108
2,123	Swiss Re AG	194,558
16,200	Synchrony Financial	483,084
3,294	TD Ameritrade Holding Corporation	141,609
484	TMX Group, Ltd.	26,335
3,880	Zions Bancorporation	170,371
122	Zurich Insurance Group AG	35,606

	Total	7,641,016

Health Care (6.6%)
4,590	Acadia Healthcare Company, Inc.[d]	226,654
936	Ansell, Ltd.	17,069
200	Anthem, Inc.	37,626
3,295	CAE, Inc.	56,814
4,640	Celgene Corporation[d]	602,597
2,090	CIGNA Corporation	349,845
143	Danaher Corporation	12,068
598	GlaxoSmithKline plc	12,730
5,900	GlaxoSmithKline plc ADR	254,408
4,690	Hologic, Inc.[d]	212,832
111	Le Noble Age SA	7,597
167	Lonza Group AG	36,175
7,950	Medtronic plc	705,562
1,000	Merck KGaA	120,999
6,646	Novartis AG	555,118
3,871	Novo Nordisk AS	166,326
67	Roche Holding AG-Genusschein	17,119
990	Teleflex, Inc.	205,682
6,259	UnitedHealth Group, Inc.	1,160,544
1,270	Waters Corporation[d]	233,477
3,880	Zimmer Biomet Holdings, Inc.	498,192

	Total	5,489,434

Industrials (7.7%)
27	A P Moller - Maersk AS, Class A	51,519
46	A P Moller - Maersk AS, Class B	92,622
2,735	Adecco SA	208,358
300	Aica Kogyo Company, Ltd.	9,161
1,400	Asahi Glass Company, Ltd.	59,126
10,300	ComfortDelGro Corporation, Ltd	17,204
12,490	CSX Corporation	681,454
1,960	Cummins, Inc.	317,951
2,000	Dai Nippon Printing Company, Ltd.	22,280
5,920	Delta Air Lines, Inc.	318,141
1,229	Deutsche Lufthansa AG	28,008
7,300	Eaton Corporation plc	568,159
1,250	Equifax, Inc.	171,775
3,158	Finning International, Inc.	61,903
1,100	Fuji Machine Manufacturing Company, Ltd.	15,911
9,691	GWA Group, Ltd.	23,450
700	Hitachi Transport System, Ltd.	16,507
79	Hochtief AG	14,503
4,020	Illinois Tool Works, Inc.	575,865
1,200	Inaba Denki Sangyo Company, Ltd.	45,638
16,900	ITOCHU Corporation	251,623
712	Jardine Matheson Holdings, Ltd.	45,710
4,200	KITZ Corporation	39,256
3,970	KONE Oyj	201,975
977	Koninklijke Boskalis Westminster NV	31,729
529	Loomis AB	18,963
2,600	Marubeni Corporation	16,844
2,740	Masonite International Corporation[d]	206,870
7,019	Meggitt plc	43,615
1,260	Middleby Corporation[d]	153,103
2,400	MIRAIT Holdings Corporation	26,995
7,000	Mitsubishi Heavy Industries, Ltd.	28,820
2,000	Mitsuboshi Belting, Ltd.	22,206
2,376	Monadelphous Group, Ltd.	25,533
3,765	National Express Group plc	17,981
2,000	Nippon Express Company, Ltd.	12,550
3,200	Nitto Kogyo Corporation	50,628
1,148	Northgate plc	6,625
2,440	Oshkosh Corporation	168,067
1,084	Philips Lighting NVf	40,040
1,568	RELX NV	32,327
3,993	Rolls-Royce Holdings plc	46,314
283,503	Rolls-Royce Holdings plc Rights[d,e]	369
2,000	Ryobi, Ltd.	8,159
3,920	Saia, Inc.[d]	201,096
1,700	Sanwa Holdings Corporation	17,954
257	Schindler Holding AG, Participation Certificate	54,487
202	SFS Group AGd	22,920
1,660	Siemens AG	228,340
897	Skanska AB	21,300
8,266	SKF AB	167,853
2,700	Smiths Group plc	56,138
20,400	Sojitz Corporation	50,218
497	Spirax-Sarco Engineering plc	34,662
366	Sulzer, Ltd.	41,489
3,880	Team, Inc.[d]	90,986
2,600	Teijin, Ltd.	50,172
1,200	Toppan Forms Company, Ltd.	12,421
2,202	Vinci SA	187,834
1,460	WABCO Holdings, Inc.[d]	186,165
828	Wolseley plc	50,821
719	WSP Global, Inc.	29,835
2,644	YIT Oyj	22,115
600	Yuasa Trading Company, Ltd.	18,248

	Total	6,340,891

Information Technology (10.4%)
850	Alliance Data Systems Corporation	218,186
720	Alphabet, Inc., Class Ad	669,370
521	Alphabet, Inc., Class Cd	473,448
102	Alten SA	8,413
10,559	Apple, Inc.	1,520,707
1,000	Azbil Corporation	38,070
217	BKW FMB Energie	12,756
1,600	Canon, Inc.	54,424
2,571	Cap Gemini SA	265,591
1,008	Capital Power Corporation	18,904
9,620	Ciena Corporation[d]	240,692
15,055	Cisco Systems, Inc.	471,221
8,400	Cognizant Technology Solutions Corporation	557,760
1,540	F5 Networks, Inc.[d]	195,672
5,240	Facebook, Inc.[d]	791,135
7,650	Finisar Corporation[d]	198,747

The accompanying Notes to Financial Statements are an integral part of this schedule.

4

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (64.9%)	Value
Information Technology (10.4%) - continued
3,700	FUJIFILM Holdings NPV	$133,413
6,340	Juniper Networks, Inc.	176,759
6,400	Konica Minolta Holdings, Inc.	53,394
1,700	NEC Networks & System Integration Corporation	36,997
4,870	New Relic, Inc.[d]	209,459
63	NVIDIA Corporation	9,107
11,890	PayPal Holdings, Inc.[d]	638,136
600	Ryosan Company, Ltd.	21,942
3,210	Salesforce.com, Inc.[d]	277,986
900	Seagate Technology plc	34,875
486	SMA Solar Technology AG	14,606
497	Software AG	21,799
3,707	Telefonaktiebolaget LM Ericsson	26,654
300	Tokyo Electron, Ltd.	40,558
6,750	Twitter, Inc.[d]	120,623
8,620	Visa, Inc.	808,384
4,299	Xilinx, Inc.	276,512

	Total	8,636,300

Materials (3.1%)
800	Adeka Corporation	12,222
1,213	APERAM	56,327
510	Ashland Global Holdings, Inc.	33,614
15,589	BHP Billiton, Ltd.	277,856
2,327	BillerudKorsnas AB	36,776
9,730	BlueScope Steel, Ltd.	98,507
1,280	Crown Holdings, Inc.[d]	76,365
7,100	Daicel Corporation	88,741
7,000	DOWA Holdings Company, Ltd.	53,095
470	Eagle Materials, Inc.	43,437
4,331	Evonik Industries AG	138,617
960	FMC Corporation	70,128
3,169	Granges AB	29,156
1,300	JSR Corporation	22,505
6,300	Kuraray Company, Ltd.	114,717
3,100	Kyoei Steel, Ltd.	51,451
7,100	Mitsubishi Chemical Holdings Corporation	59,155
1,120	Neenah Paper, Inc.	89,880
200	Nippon Shokubai Company, Ltd.	12,919
20,160	Norsk Hydro ASA	111,566
2,178	Nufarm, Ltd.	16,116
12,000	Oji Holdings Corporation	62,130
6,096	Orora, Ltd.	13,396
1,070	Packaging Corporation of America	119,187
4,300	Rengo Company, Ltd.	24,964
545	Rio Tinto, Ltd.	26,486
1,300	Sensient Technologies Corporation	104,689
1,451	Solvay SA	194,741
400	Sumitomo Seika Chemicals Company, Ltd.	19,670
2,100	Toagosei Company, Ltd.	27,392
8,870	UPM-Kymmene Oyj	252,926
1,400	Valvoline, Inc.	33,208
1,679	Verso Corporation[d]	7,875
600	Yamato Kogyo Company, Ltd.	15,413
3,388	Yara International ASA	127,397

	Total	2,522,624

Real Estate (9.5%)
650	Acadia Realty Trust	18,070
450	Agree Realty Corporation	20,641
2,682	Alexandria Real Estate Equities, Inc.	323,101
300	American Assets Trust, Inc.	11,817
900	American Campus Communities, Inc.	42,570
1,500	American Homes 4 Rent	33,855
335	American Tower Corporation	44,327
1,500	Apartment Investment & Management Company	64,455
1,600	Apple Hospitality REIT, Inc.	29,936
200	Armada Hoffler Properties, Inc.	2,590
900	AvalonBay Communities, Inc.	172,953
492	Bluerock Residential Growth REIT, Inc.	6,342
1,621	Boston Properties, Inc.	199,415
1,300	Brandywine Realty Trust	22,789
2,502	Brixmor Property Group, Inc.	44,736
3,010	Camden Property Trust	257,385
625	Care Capital Properties, Inc.	16,688
356	Chesapeake Lodging Trust	8,711
200	City Office REIT, Inc.	2,540
600	Colony Starwood Homes	20,586
300	Columbia Property Trust, Inc.	6,714
2,425	Cominar Real Estate Investment Trust	23,768
700	CoreCivic, Inc.	19,306
250	CoreSite Realty Corporation	25,883
700	Corporate Office Properties Trust	24,521
2,556	Cousins Properties, Inc.	22,467
1,930	Crown Castle International Corporation	193,347
1,600	CubeSmart	38,464
800	CyrusOne, Inc.	44,600
100	Daito Trust Construction Company, Ltd.	15,580
700	DCT Industrial Trust, Inc.	37,408
2,400	DDR Corporation	21,768
16,100	DEXUS Property Group	117,217
1,322	DiamondRock Hospitality Company	14,476
1,218	Digital Realty Trust, Inc.	137,573
900	Douglas Emmett, Inc.	34,389
10,750	Duke Realty Corporation	300,462
550	DuPont Fabros Technology, Inc.	33,638
121	EastGroup Properties, Inc.	10,140
400	Education Realty Trust, Inc.	15,500
552	Empire State Realty Trust, Inc.	11,465
456	EPR Properties	32,773
750	Equinix, Inc.	321,870
800	Equity Commonwealth[d]	25,280
600	Equity Lifestyle Properties, Inc.	51,804
3,418	Equity Residential	225,007
470	Essex Property Trust, Inc.	120,917
950	Extra Space Storage, Inc.	74,100
500	Federal Realty Investment Trust	63,195
950	FelCor Lodging Trust, Inc.	6,849
1,000	First Industrial Realty Trust, Inc.	28,620
1,578	Forest City Realty Trust, Inc.	38,140
1,300	Gaming and Leisure Properties, Inc.	48,971
10,869	General Growth Properties, Inc.	256,074
900	GEO Group, Inc.	26,613
1,260	Gramercy Property Trust	37,435
4,302	H&R Real Estate Investment Trust	73,049
3,200	HCP, Inc.	102,272
900	Healthcare Realty Trust, Inc.	30,735
1,350	Healthcare Trust of America, Inc.	41,999
1,000	Highwoods Properties, Inc.	50,710
1,200	Hospitality Properties Trust	34,980
5,270	Host Hotels & Resorts, Inc.	96,283
1,250	Hudson Pacific Properties, Inc.	42,737
18,000	Hysan Development Company, Ltd.	85,903
950	Invitation Homes, Inc.	20,549
1,600	Iron Mountain, Inc.	54,976

The accompanying Notes to Financial Statements are an integral part of this schedule.

5

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (64.9%)	Value
Real Estate (9.5%) - continued
700	Kilroy Realty Corporation	$52,605
2,800	Kimco Realty Corporation	51,380
400	Kite Realty Group Trust	7,572
467	Lamar Advertising Company	34,357
700	LaSalle Hotel Properties	20,860
1,000	Liberty Property Trust	40,710
313	Life Storage, Inc.	23,193
925	Macerich Company	53,705
600	Mack-Cali Realty Corporation	16,284
2,400	Medical Properties Trust, Inc.	30,888
734	Mid-America Apartment Communities, Inc.	77,349
400	National Health Investors, Inc.	31,680
1,400	National Retail Properties, Inc.	54,740
201	National Storage Affiliates Trust	4,645
27,000	New World Development Company, Ltd.	34,225
1,000	Omega Healthcare Investors, Inc.	33,020
800	Outfront Media, Inc.	18,496
207	Parkway, Inc.	4,738
400	Pebblebrook Hotel Trust	12,896
2,300	Physicians Realty Trust	46,322
300	Piedmont Office Realty Trust, Inc.	6,324
5,695	Prologis, Inc.	333,955
1,368	Public Storage, Inc.	285,269
339	QTS Realty Trust, Inc.	17,740
620	Quality Care Properties, Inc.[d]	11,352
500	Ramco-Gershenson Properties Trust	6,450
1,797	Realty Income Corporation	99,158
1,270	Regency Centers Corporation	79,553
650	Retail Opportunity Investments Corporation	12,473
1,300	Retail Properties of America, Inc.	15,873
1,195	RLJ Lodging Trust	23,745
5,000	Road King Infrastructure, Ltd.	6,172
294	Road King Infrastructure, Ltd., Rights[d,e]	0
300	Ryman Hospitality Properties	19,203
400	Sabra Health Care REIT, Inc.	9,640
1,223	Senior Housing Property Trust	24,998
3,049	Simon Property Group, Inc.	493,206
700	SL Green Realty Corporation	74,060
3,100	Spirit Realty Capital, Inc.	22,971
300	STAG Industrial, Inc.	8,280
26,508	Stockland	89,144
1,495	Store Capital Corporation	33,563
1,308	Summit Hotel Properties, Inc.	24,394
600	Sun Communities, Inc.	52,614
4,000	Sun Hung Kai Properties, Ltd.	58,761
1,521	Sunstone Hotel Investors, Inc.	24,519
638	Tanger Factory Outlet Centers, Inc.	16,575
450	Taubman Centers, Inc.	26,797
1,900	UDR, Inc.	74,043
100	Uniti Group, Inc.	2,514
600	Urban Edge Properties	14,238
200	Urstadt Biddle Properties, Inc.	3,960
2,450	Ventas, Inc.	170,226
6,842	VEREIT, Inc.	55,694
1,910	Vornado Realty Trust	179,349
700	Washington Prime Group, Inc.	5,859
200	Washington REIT	6,380
800	Weingarten Realty Investors	24,080
2,549	Welltower, Inc.	190,793
2,000	Wheelock and Company, Ltd.	15,085
13,200	Wing Tai Holdings, Ltd.	19,086
450	WP Carey, Inc.	29,705
700	Xenia Hotels & Resorts, Inc.	13,559

	Total	7,815,059

Telecommunications Services (1.0%)
2,660	Elisa Oyj	103,187
2,547	Freenet AG	81,256
9,353	Inmarsat plc	93,803
40,101	KCOM Group plc	46,484
3,800	Nippon Telegraph & Telephone Corporation	179,376
2,700	NTT DOCOMO, Inc.	63,857
47,774	PCCW, Ltd.	27,151
4,141	Proximus SA	144,933
5,034	TDC AS	29,275
4,400	Telefonica Deutschland Holding AG	22,004
2,709	Telenor ASA	44,943

	Total	836,269

Utilities (1.2%)
899	ATCO, Ltd.	35,155
864	Canadian Utilities, Ltd.	27,763
47,476	Centrica plc	123,783
31,986	Electricidade de Portugal SA	104,634
134	Elia System Operator SA	7,583
5,672	Endesa SA	130,845
8,174	MDU Resources Group, Inc.	214,159
4,300	New Jersey Resources Corporation	170,710
29,000	Osaka Gas Company, Ltd.	118,750
11,091	Redes Energeticas Nacionais SGPS SA	34,746
694	Verbund AG	13,237

	Total	981,365

	Total Common Stock (cost $47,495,343)	53,700,166

Principal Amount	Long-Term Fixed Income (17.5%)
Asset-Backed Securities (0.2%)
	Earnest Student Loan Program, LLC
92,689	2.680%, 7/25/2035, Ser. 2016-C, Class A2[f]	92,763
	Marlette Funding Trust
44,905	3.060%, 1/17/2023, Ser. 2016-1A, Class A*	45,107
	SoFi Consumer Loan Program, LLC
41,954	3.280%, 1/26/2026, Ser. 2017-1, Class Af	42,499

	Total	180,369

Basic Materials (0.4%)
	Alcoa Nederland Holding BV
15,000	6.750%, 9/30/2024[f]	16,275
	Anglo American Capital plc
12,000	4.125%, 9/27/2022[f]	12,270
	ArcelorMittal SA
45,000	6.000%, 3/1/2021	48,431
	Dow Chemical Company
8,000	8.550%, 5/15/2019	8,961
	EI du Pont de Nemours & Company
12,000	2.200%, 5/1/2020	12,064
	First Quantum Minerals, Ltd.
60,000	7.000%, 2/15/2021[f]	61,500
	FMG Resources Property, Ltd.
30,000	5.125%, 5/15/2024[f]	30,000
	Kinross Gold Corporation
6,000	5.125%, 9/1/2021	6,390
	LyondellBasell Industries NV
8,000	5.000%, 4/15/2019	8,364

The accompanying Notes to Financial Statements are an integral part of this schedule.

6

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (17.5%)	Value
Basic Materials (0.4%) - continued
	NOVA Chemicals Corporation
$35,516	5.250%, 8/1/2023[f]	$36,493
	RPM International, Inc., Convertible
40,000	2.250%, 12/15/2020	47,200
	Sherwin-Williams Company
12,000	2.250%, 5/15/2020	12,026
	Vale Overseas, Ltd.
6,000	5.875%, 6/10/2021	6,441
	Xstrata Finance Canada, Ltd.
9,000	4.950%, 11/15/2021[f]	9,625

	Total	316,040

Capital Goods (0.5%)
	AECOM
55,000	5.875%, 10/15/2024	59,813
	Bombardier, Inc.
25,000	7.500%, 3/15/2025[f]	25,937
	Building Materials Corporation of America
55,000	6.000%, 10/15/2025[f]	58,850
	Cemex SAB de CV
60,000	5.700%, 1/11/2025[f]	63,675
	Cintas Corporation No. 2
9,000	2.900%, 4/1/2022	9,140
	Crown Americas Capital Corporation IV
45,000	4.500%, 1/15/2023	47,137
	General Electric Company
16,000	5.000%, 1/21/2021[g]	16,982
	Lockheed Martin Corporation
10,000	2.500%, 11/23/2020	10,136
	Reynolds Group Issuer, Inc.
60,000	5.125%, 7/15/2023[f]	62,325
	Rockwell Collins, Inc.
9,000	1.950%, 7/15/2019	9,014
	Roper Industries, Inc.
9,000	2.050%, 10/1/2018	9,018
	United Rentals North America, Inc.
60,000	5.500%, 7/15/2025	62,850

	Total	434,877

Collateralized Mortgage Obligations (1.9%)
	Alternative Loan Trust
116,413	5.500%, 10/25/2035, Ser. 2005-47CB, Class A7	100,135
	Angel Oak Mortgage Trust
12,428	4.500%, 11/25/2045, Ser. 2015-1, Class A*,h	12,444
	Banc of America Alternative Loan Trust
38,988	6.000%, 11/25/2035, Ser. 2005-10, Class 3CB1	34,224
	CHL Mortgage Pass-Through Trust
63,901	3.337%, 1/25/2036, Ser. 2005-31, Class 4A2	57,587
	Citigroup Mortgage Loan Trust, Inc.
21,502	3.670%, 3/25/2037, Ser. 2007-AR4, Class 2A1A	17,198
	CitiMortgage Alternative Loan Trust
68,648	5.750%, 4/25/2037, Ser. 2007-A4, Class 1A5	59,839
	Countrywide Alternative Loan Trust
65,466	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	44,568
	Countrywide Home Loan Mortgage Pass Through Trust
96,643	3.193%, 11/25/2035, Ser. 2005-22, Class 2A1	82,929
	Credit Suisse First Boston Mortgage Securities Corporation
38,689	5.250%, 10/25/2035, Ser. 2005-9, Class 1A3	37,589
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
43,111	5.500%, 11/25/2035, Ser. 2005-5, Class 1A4	43,773
	J.P. Morgan Alternative Loan Trust
113,906	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	103,280
	J.P. Morgan Mortgage Trust
54,360	3.087%, 6/25/2035, Ser. 2005-A3, Class 4A1	54,815
59,053	3.177%, 6/25/2035, Ser. 2005-A3, Class 3A4	58,963
43,915	3.300%, 8/25/2035, Ser. 2005-A5, Class 1A2	43,834
61,839	3.263%, 1/25/2037, Ser. 2006-A7, Class 2A2	61,225
	Mill City Mortgage Loan Trust
94,567	2.750%, 11/25/2058, Ser. 2017-1, Class A1[f]	95,323
	MortgageIT Trust
51,029	1.476%, 12/25/2035, Ser. 2005-5, Class A1[i]	47,703
	New York Mortgage Trust
56,382	3.584%, 5/25/2036, Ser. 2006-1, Class 2A3	53,622
	Residential Accredit Loans, Inc. Trust
53,748	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	48,621
	Residential Funding Mortgage Security I Trust
46,326	5.750%, 2/25/2036, Ser. 2006-S2, Class A1	43,478
59,242	6.000%, 7/25/2037, Ser. 2007-S7, Class A20	55,172
	Sequoia Mortgage Trust
34,207	3.502%, 9/20/2046, Ser. 2007-1, Class 4A1	28,036
	Structured Adjustable Rate Mortgage Loan Trust
68,286	3.489%, 9/25/2035, Ser. 2005-18, Class 1A1	55,256
	Structured Asset Mortgage Investments, Inc.
111,714	1.526%, 12/25/2035, Ser. 2005-AR4, Class A1[i]	95,287
	WaMu Mortgage Pass Through Certificates
99,606	1.472%, 1/25/2047, Ser. 2006-AR19, Class 1Ai	80,347
	Wells Fargo Mortgage Backed Securities Trust
37,361	5.500%, 11/25/2021, Ser. 2006-17, Class A1	37,896
41,752	3.107%, 3/25/2036, Ser. 2006-AR2, Class 2A1	42,033

The accompanying Notes to Financial Statements are an integral part of this schedule.

7

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (17.5%)	Value
Collateralized Mortgage Obligations (1.9%) - continued
$39,449	3.270%, 7/25/2036, Ser. 2006-AR10, Class 2A1	$38,931
32,072	6.000%, 7/25/2037, Ser. 2007-8, Class 1A16	32,257

	Total	1,566,365

Communications Services (0.8%)
	America Movil SAB de CV
8,000	5.000%, 10/16/2019	8,536
	American Tower Corporation
10,000	2.800%, 6/1/2020	10,135
	AT&T, Inc.
8,000	5.875%, 10/1/2019	8,658
6,000	5.200%, 3/15/2020	6,447
10,000	2.226%, 6/30/2020[i]	10,131
15,000	2.800%, 2/17/2021	15,158
	British Sky Broadcasting Group plc
14,000	2.625%, 9/16/2019[f]	14,095
	CCOH Safari, LLC
60,000	5.750%, 2/15/2026[f]	64,200
	CenturyLink, Inc.
30,000	6.450%, 6/15/2021	32,400
	Charter Communications Operating, LLC
15,000	3.579%, 7/23/2020	15,499
5,000	4.464%, 7/23/2022	5,327
	Clear Channel Worldwide Holdings, Inc.
50,000	6.500%, 11/15/2022	51,385
	Columbus International, Inc.
50,000	7.375%, 3/30/2021[f]	53,063
	Comcast Corporation
12,000	1.625%, 1/15/2022	11,666
	Crown Castle International Corporation
5,000	3.400%, 2/15/2021	5,134
	CSC Holdings, LLC
5,000	5.500%, 4/15/2027[f]	5,288
	Digicel, Ltd.
53,677	6.000%, 4/15/2021*	51,463
	DISH Network Corporation, Convertible
6,000	3.375%, 8/15/2026[f]	7,275
	FairPoint Communications, Inc.
60,000	8.750%, 8/15/2019[f]	61,641
	Moody’s Corporation
6,000	2.750%, 12/15/2021	6,050
	Neptune Finco Corporation
35,000	10.875%, 10/15/2025[f]	42,131
	Orange SA
10,000	1.625%, 11/3/2019	9,913
	SFR Group SA
50,000	6.000%, 5/15/2022[f]	52,313
	Sprint Corporation
60,000	7.625%, 2/15/2025	69,075
	Telefonica Emisiones SAU
9,000	3.192%, 4/27/2018	9,095
	Time Warner, Inc.
5,000	4.875%, 3/15/2020	5,344
	Verizon Communications, Inc.
12,000	4.500%, 9/15/2020	12,818
17,000	2.946%, 3/15/2022[f]	17,116
	Viacom, Inc.
12,000	4.250%, 9/1/2023	12,525

	Total	673,881

Consumer Cyclical (0.9%)
	Allison Transmission, Inc.
50,000	5.000%, 10/1/2024[f]	51,250
	American Honda Finance Corporation
9,000	2.000%, 2/14/2020	9,019
	Brookfield Residential Properties, Inc.
60,000	6.125%, 7/1/2022[f]	62,100
	Cinemark USA, Inc.
28,000	4.875%, 6/1/2023	28,604
	CVS Health Corporation
6,000	2.750%, 12/1/2022	6,007
	eBay, Inc.
10,000	2.500%, 3/9/2018	10,058
	Ford Motor Credit Company, LLC
12,000	2.262%, 3/28/2019	12,033
14,000	2.597%, 11/4/2019	14,094
9,000	3.336%, 3/18/2021	9,173
	General Motors Financial Company, Inc.
10,000	3.150%, 1/15/2020	10,171
9,000	2.650%, 4/13/2020	9,041
9,000	4.375%, 9/25/2021	9,521
5,000	3.150%, 6/30/2022	4,979
	Home Depot, Inc.
10,000	2.625%, 6/1/2022	10,150
	Hyundai Capital America
6,000	2.550%, 4/3/2020[f]	5,984
	KB Home
22,000	4.750%, 5/15/2019	22,660
	L Brands, Inc.
30,000	6.625%, 4/1/2021	33,225
	Lennar Corporation
60,000	4.750%, 11/15/2022	63,900
	Live Nation Entertainment, Inc.
60,000	5.375%, 6/15/2022[f]	62,255
	Macy’s Retail Holdings, Inc.
10,000	7.450%, 7/15/2017	10,011
	McDonald’s Corporation
12,000	2.625%, 1/15/2022	12,070
	MGM Resorts International
60,000	6.000%, 3/15/2023	66,150
	New Red Finance, Inc.
35,000	4.250%, 5/15/2024[f]	34,779
	Newell Rubbermaid, Inc.
10,000	3.150%, 4/1/2021	10,237
	Nissan Motor Acceptance Corporation
9,000	2.000%, 3/8/2019[f]	9,007
	Prime Security Services Borrower, LLC
40,000	9.250%, 5/15/2023[f]	43,466
	Ralph Lauren Corporation
10,000	2.625%, 8/18/2020	10,159
	Toll Brothers Finance Corporation
16,000	4.000%, 12/31/2018	16,400
	Visa, Inc.
10,000	2.200%, 12/14/2020	10,083
	Volkswagen Group of America Finance, LLC
8,000	2.450%, 11/20/2019[f]	8,045

The accompanying Notes to Financial Statements are an integral part of this schedule.

8

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (17.5%)	Value
Consumer Cyclical (0.9%) - continued
	West Corporation
$25,000	5.375%, 7/15/2022[f]	$25,250
	Yum! Brands, Inc.
60,000	5.000%, 6/1/2024[f]	62,550

	Total	752,431

Consumer Non-Cyclical (0.9%)
	Abbott Laboratories
12,000	2.550%, 3/15/2022	11,908
9,000	3.400%, 11/30/2023	9,212
	AbbVie, Inc.
12,000	2.500%, 5/14/2020	12,138
6,000	2.900%, 11/6/2022	6,056
	Amgen, Inc.
11,000	2.650%, 5/11/2022	11,035
	Anheuser-Busch InBev Finance, Inc.
15,000	2.430%, 2/1/2021[i]	15,535
10,000	2.650%, 2/1/2021	10,133
6,000	3.300%, 2/1/2023	6,178
	Anheuser-Busch InBev Worldwide, Inc.
9,000	6.500%, 7/15/2018	9,437
	BAT International Finance plc
10,000	1.756%, 6/15/2018[f,i]	10,027
	Bayer U.S. Finance, LLC
10,000	2.375%, 10/8/2019[f]	10,080
	Becton, Dickinson and Company
12,000	3.125%, 11/8/2021	12,222
	Biogen, Inc.
9,000	3.625%, 9/15/2022	9,412
	Boston Scientific Corporation
5,000	6.000%, 1/15/2020	5,441
	Bunge Limited Finance Corporation
10,000	3.500%, 11/24/2020	10,251
	Celgene Corporation
10,000	3.550%, 8/15/2022	10,409
	CHS/Community Health Systems, Inc.
30,000	6.250%, 3/31/2023	30,971
	Constellation Brands, Inc.
6,000	2.700%, 5/9/2022	5,992
	Cott Beverages, Inc.
55,000	5.375%, 7/1/2022	56,994
	CVS Health Corporation
8,000	2.250%, 12/5/2018	8,050
	Envision Healthcare Corporation
50,000	5.125%, 7/1/2022[f]	51,312
	Express Scripts Holding Company
6,000	4.750%, 11/15/2021	6,483
10,000	3.000%, 7/15/2023	9,929
	Forest Laboratories, Inc.
4,000	4.375%, 2/1/2019[f]	4,125
	Forest Laboratories, LLC
3,000	4.875%, 2/15/2021[f]	3,227
	HCA, Inc.
23,677	4.750%, 5/1/2023	25,038
	JBS USA, LLC
60,000	5.750%, 6/15/2025[f]	56,400
	Kraft Heinz Foods Company
10,000	5.375%, 2/10/2020	10,777
	Laboratory Corporation of America Holdings
5,000	2.625%, 2/1/2020	5,041
	Mead Johnson Nutrition Company
10,000	3.000%, 11/15/2020	10,257
	Medtronic Global Holdings SCA
12,000	1.700%, 3/28/2019	12,008
	Molson Coors Brewing Company
12,000	2.250%, 3/15/2020[f]	11,999
	Mondelez International Holdings Netherlands BV
5,000	2.000%, 10/28/2021[f]	4,871
	Mylan NV
12,000	3.150%, 6/15/2021	12,207
	PepsiCo, Inc.
12,000	1.680%, 10/6/2021[i]	12,156
	Pernod Ricard SA
10,000	5.750%, 4/7/2021[f]	11,135
	Pinnacle Foods, Inc.
50,000	5.875%, 1/15/2024	53,375
	Revlon Consumer Products Corporation
23,677	5.750%, 2/15/2021	21,783
	Reynolds American, Inc.
6,000	3.250%, 6/12/2020	6,177
	Shire Acquisitions Investments Ireland Designated Activity Company
10,000	1.900%, 9/23/2019	9,954
12,000	2.400%, 9/23/2021	11,859
	Smithfield Foods, Inc.
9,000	2.700%, 1/31/2020[f]	9,047
	Tenet Healthcare Corporation
45,000	8.125%, 4/1/2022	47,812
	Teva Pharmaceutical Finance Netherlands III BV
10,000	2.200%, 7/21/2021	9,816
	TreeHouse Foods, Inc.
40,000	4.875%, 3/15/2022	41,300
	Valeant Pharmaceuticals International
23,677	7.250%, 7/15/2022[f]	22,256
	Zoetis, Inc.
9,000	3.450%, 11/13/2020	9,307

	Total	751,132

Energy (0.8%)
	Alliance Resource Operating Partners, LP
30,000	7.500%, 5/1/2025[f]	31,538
	Anadarko Petroleum Corporation
9,000	8.700%, 3/15/2019	9,927
	Antero Resources Corporation
40,000	5.125%, 12/1/2022	40,087
	BP Capital Markets plc
5,000	1.676%, 5/3/2019	4,983
6,000	2.315%, 2/13/2020	6,055
	Buckeye Partners, LP
13,000	2.650%, 11/15/2018	13,069
	Cenovus Energy, Inc.
6,000	3.800%, 9/15/2023	5,918
	Concho Resources, Inc.
15,000	4.375%, 1/15/2025	15,300
	Continental Resources, Inc.
6,000	5.000%, 9/15/2022	5,887
	Crestwood Midstream Partners, LP
40,000	6.250%, 4/1/2023	40,900
	Devon Energy Corporation
10,000	3.250%, 5/15/2022	9,937
	Encana Corporation
7,000	3.900%, 11/15/2021	7,134

The accompanying Notes to Financial Statements are an integral part of this schedule.

9

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (17.5%)	Value
Energy (0.8%) - continued
	Energy Transfer Equity, LP
$60,000	5.500%, 6/1/2027	$62,100
	Energy Transfer Partners, LP
10,000	4.150%, 10/1/2020	10,385
	EOG Resources, Inc.
10,000	2.625%, 3/15/2023	9,869
	EQT Corporation
8,000	8.125%, 6/1/2019	8,828
	Exxon Mobil Corporation
10,000	1.708%, 3/1/2019	10,028
	Kinder Morgan Energy Partners, LP
12,000	3.450%, 2/15/2023	12,072
	Marathon Oil Corporation
6,000	2.700%, 6/1/2020	5,947
	Marathon Petroleum Corporation
10,000	3.400%, 12/15/2020	10,286
	MEG Energy Corporation
30,000	6.375%, 1/30/2023[f]	23,194
	MPLX, LP
9,000	4.500%, 7/15/2023	9,553
	ONEOK, Inc.
9,000	7.500%, 9/1/2023	10,733
	PBF Holding Company, LLC
40,000	7.250%, 6/15/2025[f]	38,550
	Petrobras Global Finance BV
29,000	8.375%, 5/23/2021	32,462
12,000	7.375%, 1/17/2027	12,696
	Petroleos Mexicanos
10,000	6.375%, 2/4/2021	10,823
12,000	6.500%, 3/13/2027[f]	12,891
	Regency Energy Partners, LP
45,000	5.000%, 10/1/2022	48,258
	Sabine Pass Liquefaction, LLC
6,000	6.250%, 3/15/2022	6,794
6,000	5.625%, 4/15/2023	6,669
60,000	5.625%, 3/1/2025	66,251
	Schlumberger Holdings Corporation
10,000	3.000%, 12/21/2020[f]	10,181
	Sunoco Logistics Partners Operations, LP
10,000	4.400%, 4/1/2021	10,506
	Tesoro Corporation
35,000	4.750%, 12/15/2023[f]	37,691
	Whiting Petroleum Corporation, Convertible
20,000	1.250%, 4/1/2020	16,900
	Williams Partners, LP
12,000	4.000%, 11/15/2021	12,485

	Total	686,887

Financials (2.1%)
	ACE INA Holdings, Inc.
10,000	2.875%, 11/3/2022	10,172
	Air Lease Corporation
5,000	2.625%, 9/4/2018	5,037
	Ally Financial, Inc.
40,000	4.750%, 9/10/2018	41,100
	American Express Credit Corporation
6,000	1.502%, 5/3/2019[i]	6,017
6,000	2.200%, 3/3/2020	6,028
5,000	2.292%, 9/14/2020[i]	5,088
	AMG Capital Trust II, Convertible
800	5.150%, 10/15/2037	47,300
	Bank of America Corporation
20,000	5.650%, 5/1/2018	20,628
12,000	5.700%, 1/24/2022	13,558
11,000	2.316%, 1/20/2023[i]	11,121
	Bank of Montreal
7,000	1.500%, 7/18/2019	6,935
	Bank of New York Mellon Corporation
12,000	2.600%, 2/7/2022	12,083
	Bank of Nova Scotia
9,000	2.700%, 3/7/2022	9,049
	Barclays plc
12,000	3.200%, 8/10/2021	12,173
	BB&T Corporation
13,000	2.050%, 6/19/2018	13,051
	Bear Stearns Companies, LLC
15,000	6.400%, 10/2/2017	15,173
	Blackstone Mortgage Trust, Inc., Convertible
50,000	5.250%, 12/1/2018	57,875
	BNP Paribas SA
9,000	2.375%, 9/14/2017	9,015
	Capital One Financial Corporation
5,000	2.500%, 5/12/2020	5,021
18,000	3.050%, 3/9/2022	18,140
	Citigroup, Inc.
12,000	2.450%, 1/10/2020	12,071
12,000	2.650%, 10/26/2020	12,114
21,000	2.350%, 8/2/2021	20,807
6,000	2.750%, 4/25/2022	6,000
	CNA Financial Corporation
10,000	5.750%, 8/15/2021	11,159
	Commonwealth Bank of Australia
12,000	2.250%, 3/10/2020[f]	12,025
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
12,000	3.950%, 11/9/2022	12,531
	Credit Agricole SA
6,000	3.375%, 1/10/2022[f]	6,160
	Credit Suisse Group Funding Guernsey, Ltd.
18,000	3.800%, 9/15/2022	18,699
	Credit Suisse Group Funding, Ltd.
12,000	3.125%, 12/10/2020	12,225
	DDR Corporation
9,000	3.500%, 1/15/2021	9,112
	Deutsche Bank AG
18,000	4.250%, 10/14/2021	18,847
	Discover Bank
3,000	8.700%, 11/18/2019	3,390
	Fifth Third Bancorp
5,000	2.600%, 6/15/2022	4,974
	Goldman Sachs Group, Inc.
6,000	2.625%, 1/31/2019	6,062
9,000	7.500%, 2/15/2019	9,763
12,000	5.375%, 5/10/2020[g]	12,610
9,000	2.600%, 12/27/2020	9,047
12,000	5.250%, 7/27/2021	13,151
10,000	2.352%, 11/15/2021[i]	10,093
12,000	3.000%, 4/26/2022	12,111
	Goldman Sachs Group, Inc., Convertible
375,000	0.500%, 9/24/2022	466,159
	Hartford Financial Services Group, Inc.
14,000	6.000%, 1/15/2019	14,837
	HCP, Inc.
9,000	3.750%, 2/1/2019	9,189

The accompanying Notes to Financial Statements are an integral part of this schedule.

10

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (17.5%)	Value
Financials (2.1%) - continued
	Hospitality Properties Trust
$10,000	4.250%, 2/15/2021	$10,427
	HSBC Holdings plc
18,000	3.400%, 3/8/2021	18,499
12,000	6.875%, 6/1/2021[g]	12,960
	Huntington Bancshares, Inc.
10,000	3.150%, 3/14/2021	10,196
	Icahn Enterprises, LP
25,000	6.000%, 8/1/2020	25,734
15,000	6.750%, 2/1/2024	15,639
	ING Capital Funding Trust III
8,000	4.896%, 9/30/2017[g,i]	8,025
	International Lease Finance Corporation
12,000	4.625%, 4/15/2021	12,771
12,000	5.875%, 8/15/2022	13,546
	Intesa Sanpaolo SPA
3,000	3.875%, 1/16/2018	3,028
	J.P. Morgan Chase & Company
6,000	6.300%, 4/23/2019	6,458
5,000	2.250%, 1/23/2020	5,015
9,000	1.882%, 6/1/2021[i]	9,012
9,000	2.776%, 4/25/2023	9,015
13,000	2.383%, 10/24/2023[i]	13,195
	KeyCorp
9,000	2.300%, 12/13/2018	9,049
	Liberty Mutual Group, Inc.
3,000	5.000%, 6/1/2021[f]	3,260
	Lincoln National Corporation
7,000	6.250%, 2/15/2020	7,678
	MetLife, Inc.
14,000	1.903%, 12/15/2017	14,024
	Mitsubishi UFJ Financial Group, Inc.
6,000	2.998%, 2/22/2022	6,089
	Morgan Stanley
12,000	6.625%, 4/1/2018	12,426
5,000	2.310%, 1/27/2020[i]	5,076
12,000	2.800%, 6/16/2020	12,179
12,000	2.336%, 1/20/2022[i]	12,120
6,000	2.750%, 5/19/2022	5,998
8,000	4.875%, 11/1/2022	8,685
	MPT Operating Partnership, LP
40,000	5.500%, 5/1/2024	41,800
	National City Corporation
6,000	6.875%, 5/15/2019	6,529
	New York Life Global Funding
10,000	1.550%, 11/2/2018[f]	9,983
	Nomura Holdings, Inc.
6,000	2.750%, 3/19/2019	6,060
	Park Aerospace Holdings, Ltd.
45,000	5.500%, 2/15/2024[f]	47,003
	PNC Bank NA
10,000	2.450%, 11/5/2020	10,084
	Quicken Loans, Inc.
60,000	5.750%, 5/1/2025[f]	61,950
	Realty Income Corporation
9,000	5.750%, 1/15/2021	9,892
	Regions Bank
5,000	7.500%, 5/15/2018	5,234
	Regions Financial Corporation
10,000	3.200%, 2/8/2021	10,223
	Reinsurance Group of America, Inc.
8,000	4.700%, 9/15/2023	8,678
	Royal Bank of Canada
12,000	2.125%, 3/2/2020	12,020
	Royal Bank of Scotland Group plc
8,000	8.625%, 8/15/2021[g]	8,720
	Simon Property Group, LP
10,000	2.500%, 9/1/2020	10,090
15,000	2.500%, 7/15/2021	15,001
	Standard Chartered plc
2,000	2.100%, 8/19/2019[f]	1,993
	State Street Corporation
10,000	2.081%, 8/18/2020[i]	10,213
	Sumitomo Mitsui Financial Group, Inc.
12,000	2.934%, 3/9/2021	12,190
	SunTrust Banks, Inc.
10,000	2.900%, 3/3/2021	10,152
	Synchrony Financial
5,000	2.402%, 2/3/2020[i]	5,038
	Toronto-Dominion Bank
10,000	1.993%, 1/22/2019[i]	10,093
10,000	2.172%, 12/14/2020[i]	10,145
	UBS Group Funding Jersey, Ltd.
9,000	2.950%, 9/24/2020[f]	9,193
	UnitedHealth Group, Inc.
10,000	3.350%, 7/15/2022	10,439
	Voya Financial, Inc.
9,000	2.900%, 2/15/2018	9,061
	Wells Fargo & Company
7,000	1.852%, 1/30/2020[i]	7,046
7,000	2.100%, 7/26/2021	6,907
12,000	2.263%, 1/24/2023[i]	12,127
15,000	2.402%, 10/31/2023[i]	15,266
	Welltower, Inc.
9,000	4.950%, 1/15/2021	9,672
	Westpac Banking Corporation
15,000	2.028%, 8/19/2021[i]	15,135

	Total	1,735,741

Foreign Government (3.9%)
	Argentina Government International Bond
63,000	6.875%, 4/22/2021	67,504
40,000	5.625%, 1/26/2022	40,960
77,000	7.500%, 4/22/2026	82,775
34,000	6.875%, 1/26/2027	35,156
73,189	8.280%, 12/31/2033	81,094
24,000	7.125%, 7/6/2036	23,784
60,819	2.500%, 12/31/2038[h]	39,745
29,000	7.625%, 4/22/2046	29,696
	Brazil Government International Bond
61,000	4.875%, 1/22/2021	63,928
85,000	2.625%, 1/5/2023	78,731
29,000	6.000%, 4/7/2026	31,291
42,000	7.125%, 1/20/2037	47,985
48,000	5.000%, 1/27/2045	42,000
20,000	5.625%, 2/21/2047	19,100
	Colombia Government International Bond
40,000	4.375%, 7/12/2021	42,560
34,000	2.625%, 3/15/2023	33,150
40,000	4.000%, 2/26/2024	41,520
20,000	7.375%, 9/18/2037	25,720
47,000	5.625%, 2/26/2044	51,371
48,000	5.000%, 6/15/2045	48,288
	Croatia Government International Bond
8,000	6.750%, 11/5/2019[f]	8,710

The accompanying Notes to Financial Statements are an integral part of this schedule.

11

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (17.5%)	Value
Foreign Government (3.9%) - continued
$50,000	6.625%, 7/14/2020[f]	$55,125
26,000	6.000%, 1/26/2024[f]	29,125
	Hungary Government International Bond
70,000	5.750%, 11/22/2023	80,041
70,000	5.375%, 3/25/2024	78,800
	Indonesia Government International Bond
54,000	4.875%, 5/5/2021[f]	57,996
40,000	3.375%, 4/15/2023[f]	40,164
52,000	5.875%, 1/15/2024[f]	59,271
14,000	4.125%, 1/15/2025[f]	14,435
10,000	4.750%, 1/8/2026[f]	10,734
40,000	8.500%, 10/12/2035[f]	57,581
15,000	6.750%, 1/15/2044[f]	19,302
82,000	5.125%, 1/15/2045[f]	87,786
	Mexico Government International Bond
8,000	5.750%, 10/12/2110	8,300
58,000	4.000%, 10/2/2023	60,642
58,000	3.600%, 1/30/2025	58,696
54,000	4.125%, 1/21/2026	56,133
26,000	4.150%, 3/28/2027	26,923
16,000	6.750%, 9/27/2034	20,412
24,000	6.050%, 1/11/2040	28,291
50,000	4.750%, 3/8/2044	50,050
34,000	5.550%, 1/21/2045	38,080
28,000	4.600%, 1/23/2046	27,343
28,000	4.350%, 1/15/2047	26,298
	Panama Government International Bond
24,000	4.000%, 9/22/2024	25,200
39,000	3.750%, 3/16/2025	40,170
36,000	6.700%, 1/26/2036	46,350
	Peru Government International Bond
19,000	5.625%, 11/18/2050	23,018
42,000	8.750%, 11/21/2033	64,365
	Philippines Government International Bond
31,000	4.000%, 1/15/2021	33,041
32,000	7.750%, 1/14/2031	46,158
21,000	6.375%, 10/23/2034	28,190
17,000	5.000%, 1/13/2037	20,173
34,000	3.950%, 1/20/2040	35,479
	Romania Government International Bond
42,000	4.375%, 8/22/2023[f]	44,551
20,000	4.875%, 1/22/2024[f]	21,800
8,000	6.125%, 1/22/2044[f]	10,152
	Russia Government International Bond
142,000	5.000%, 4/29/2020[f]	150,483
48,000	4.875%, 9/16/2023[f]	51,479
44,440	7.500%, 3/31/2030[f]	53,328
54,000	5.625%, 4/4/2042[f]	58,455
	South Africa Government International Bond
50,000	5.500%, 3/9/2020	52,994
68,000	4.875%, 4/14/2026	68,136
	Turkey Government International Bond
30,000	7.000%, 6/5/2020	32,803
65,000	5.125%, 3/25/2022	67,461
40,000	6.250%, 9/26/2022	43,458
50,000	5.750%, 3/22/2024	52,875
70,000	4.250%, 4/14/2026	66,440
13,000	4.875%, 10/9/2026	12,814
50,000	6.875%, 3/17/2036	56,210
32,000	6.750%, 5/30/2040	35,659
32,000	4.875%, 4/16/2043	28,378
49,000	6.625%, 2/17/2045	53,996

	Total	3,250,212

Mortgage-Backed Securities (3.7%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
250,000	3.000%, 7/1/2031[c]	256,680
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
450,000	4.000%, 7/1/2047[c]	473,186
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
450,000	3.000%, 7/1/2047[c]	449,297
730,000	3.500%, 7/1/2047[c]	749,539
775,000	4.000%, 7/1/2047[c]	814,537
250,000	4.500%, 7/1/2047[c]	268,105

	Total	3,011,344

Technology (0.9%)
	Alliance Data Systems Corporation
25,000	5.375%, 8/1/2022[f]	25,250
	Apple, Inc.
12,000	2.850%, 5/6/2021	12,337
12,000	1.532%, 5/11/2022[i]	12,032
	Automatic Data Processing, Inc.
5,000	2.250%, 9/15/2020	5,064
	Broadcom Corporation
12,000	2.375%, 1/15/2020[f]	12,017
	Diamond 1 Finance Corporation
10,000	3.480%, 6/1/2019[f]	10,234
12,000	5.450%, 6/15/2023[f]	13,020
	Equinix, Inc.
40,000	5.750%, 1/1/2025	43,050
	Fidelity National Information Services, Inc.
10,000	3.625%, 10/15/2020	10,475
15,000	2.250%, 8/15/2021	14,837
	First Data Corporation
40,000	5.375%, 8/15/2023[f]	41,800
	Hewlett Packard Enterprise Company
15,000	3.600%, 10/15/2020	15,465
	Intel Corporation
10,000	3.100%, 7/29/2022	10,359
	Intel Corporation, Convertible
30,000	3.493%, 12/15/2035[h]	39,206
	Iron Mountain, Inc.
23,677	6.000%, 8/15/2023	25,157
	Microchip Technology, Inc., Convertible
60,000	1.625%, 2/15/2027[f]	63,075
	Micron Technology, Inc., Convertible
30,000	2.375%, 5/1/2032	93,562
37,000	3.000%, 11/15/2043	41,625
	Microsoft Corporation
12,000	2.400%, 2/6/2022	12,112
	NXP BV
40,000	3.875%, 9/1/2022[f]	41,650

The accompanying Notes to Financial Statements are an integral part of this schedule.

12

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (17.5%)	Value
Technology (0.9%) - continued
	NXP Semiconductors NV, Convertible
$60,000	1.000%, 12/1/2019	$71,550
	Oracle Corporation
10,000	2.500%, 5/15/2022	10,094
	Sensata Technologies BV
60,000	4.875%, 10/15/2023[f]	61,200
	Texas Instruments, Inc.
10,000	1.750%, 5/1/2020	9,958

	Total	695,129

Transportation (0.1%)
	Air Canada Pass Through Trust
4,466	3.875%, 3/15/2023[f]	4,455
	American Airlines Pass Through Trust
4,567	4.950%, 1/15/2023	4,864
	Avis Budget Car Rental, LLC
20,000	5.125%, 6/1/2022[f]	19,800
	Delta Air Lines, Inc.
4,891	4.950%, 5/23/2019	5,081
9,000	2.875%, 3/13/2020	9,117
	J.B. Hunt Transport Services, Inc.
10,000	3.300%, 8/15/2022	10,193
	United Airlines Pass Through Trust
10,000	3.700%, 12/1/2022	10,250

	Total	63,760

Utilities (0.4%)
	Alabama Power Company
6,000	2.450%, 3/30/2022	6,020
	Ameren Corporation
10,000	2.700%, 11/15/2020	10,118
	Arizona Public Service Company
5,000	2.200%, 1/15/2020	5,012
	Berkshire Hathaway Energy Company
14,000	2.400%, 2/1/2020	14,121
	Calpine Corporation
45,000	5.375%, 1/15/2023	43,875
	Consolidated Edison, Inc.
6,000	2.000%, 3/15/2020	5,997
	Dominion Energy, Inc.
12,000	2.579%, 7/1/2020	12,061
	DTE Energy Company
14,000	2.400%, 12/1/2019	14,064
	Dynegy, Inc.
60,000	7.375%, 11/1/2022	59,250
	Edison International
6,000	2.125%, 4/15/2020	6,006
	Emera U.S. Finance, LP
4,000	2.150%, 6/15/2019	3,997
	Eversource Energy
5,000	1.600%, 1/15/2018	4,992
	Exelon Generation Company, LLC
6,000	5.200%, 10/1/2019	6,373
9,000	2.950%, 1/15/2020	9,160
	Fortis, Inc.
10,000	2.100%, 10/4/2021[f]	9,794
	Great Plains Energy, Inc.
9,000	2.500%, 3/9/2020	9,083
	NextEra Energy Capital Holdings, Inc.
10,000	2.300%, 4/1/2019	10,046
	NiSource Finance Corporation
10,000	5.450%, 9/15/2020	10,895
	NRG Energy, Inc.
23,677	6.625%, 3/15/2023	24,328
	Pacific Gas & Electric Company
8,000	5.625%, 11/30/2017	8,131
	PG&E Corporation
6,000	2.400%, 3/1/2019	6,030
	PPL Capital Funding, Inc.
15,000	3.500%, 12/1/2022	15,499
	PSEG Power, LLC
8,000	3.000%, 6/15/2021	8,122
	Sempra Energy
14,000	6.150%, 6/15/2018	14,579
5,000	2.400%, 3/15/2020	5,022
	Southern California Edison Company
5,000	2.400%, 2/1/2022	5,016
	Southern Company
10,000	1.850%, 7/1/2019	9,962
6,000	2.350%, 7/1/2021	5,956

	Total	343,509

	Total Long-Term Fixed Income (cost $14,127,300)	14,461,677

Shares	Registered Investment Companies (3.4%)
Equity Funds/Exchange Traded Funds (2.1%)
2,075	AllianzGI NFJ Dividend Interest & Premium Strategy Fund	27,162
2,314	BlackRock Resources & Commodities Strategy Trust	18,535
1,025	Guggenheim Multi-Asset Income ETF	21,474
1,850	iShares MSCI EAFE Index Fund	120,620
15,630	Materials Select Sector SPDR Fund	841,050
2,720	Powershares S&P SmallCap Information Technology Portfolio	201,226
10,290	Utilities Select Sector SPDR Fund	534,668

	Total	1,764,735

Fixed Income Funds/Exchange Traded Funds (1.3%)
10,797	Aberdeen Asia-Pacific Income Fund, Inc.	53,985
14,214	iShares S&P U.S. Preferred Stock Index Fund	556,763
10,029	MFS Intermediate Income Trust	43,325
17,948	PowerShares Preferred Portfolio	271,194
8,317	Templeton Global Income Fund	55,890
3,843	Western Asset Emerging Markets
	Debt Fund, Inc.	59,836
5,946	Western Asset High Income Opportunity Fund, Inc.	30,146

	Total	1,071,139

	Total Registered Investment Companies (cost $2,703,482)	2,835,874

Shares	Preferred Stock (0.3%)
Consumer Staples (0.2%)
200	Bunge, Ltd., Convertible, 4.875%[g]	20,850
662	Henkel AG & Company KGaA, 1.470%	91,286

	Total	112,136

Energy (<0.1%)
297	Alpha Natural Resources, Inc., 0.000%[d]	5,569
297	ANR Holdings, Inc., 0.000%[d]	891

	Total	6,460

Health Care (0.1%)
85	Allergan plc, Convertible, 5.500%	73,525

	Total	73,525

The accompanying Notes to Financial Statements are an integral part of this schedule.

13

GROWTH AND INCOME PLUS FUND

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Preferred Stock (0.3%)	Value
Industrials (<0.1%)
85	Stanley Black & Decker, Inc., Convertible, 5.375%	$9,326

	Total	9,326

	Total Preferred Stock (cost $189,348)	201,447

Shares or Principal Amount	Short-Term Investments (7.0%)[j]
	Federal Home Loan Bank Discount Notes
100,000	1.030%, 8/11/2017[k]	99,889
100,000	0.980%, 8/23/2017[k]	99,856
100,000	1.035%, 9/27/2017[k]	99,754
	Thrivent Core Short-Term Reserve Fund
550,220	1.240%	5,502,203

	Total Short-Term Investments (cost $5,801,688)	5,801,702

	Total Investments (cost $79,136,507) 103.7%	$85,762,411

	Other Assets and Liabilities, Net (3.7%)	(3,054,192)

	Total Net Assets 100.0%	$82,708,219

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Non-income producing security.
e	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.
f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2017, the value of these investments was $3,085,146 or 3.7% of total net assets.
g	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
h	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2017.
i	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2017.
j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Growth and Income Plus Fund as of June 30, 2017 was $109,014 or 0.1% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of June 30, 2017.

Security	Acquisition Date	Cost
Angel Oak Mortgage Trust, 11/25/2045	3/4/2016	$12,304
Digicel, Ltd., 4/15/2021	8/19/2013	54,247
Marlette Funding Trust, 1/17/2023	7/20/2016	44,892

Definitions:

ADR	–	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	–	Exchange Traded Fund
REIT	–	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	–	Series
SPDR	–	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

The accompanying Notes to Financial Statements are an integral part of this schedule.

14

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Bank Loans (13.2%)[a]	Value
Basic Materials (0.8%)
	Arch Coal, Inc., Term Loan
$708,225	5.226%, 3/7/2024	$706,752
	Chemours Company, Term Loan
683,560	3.570%, 5/12/2022	685,439
	Contura Energy, Inc., Term Loan
1,306,725	6.230%, 3/17/2024	1,267,523
	Ineos Finance, LLC, Term Loan
1,675,390	3.976%, 3/31/2022[b,c]	1,677,837
	Peabody Energy Corporation, Term Loan
379,050	5.726%, 3/31/2022	378,197
	Tronox Pigments BV, Term Loan
1,628,918	4.796%, 3/19/2020	1,637,062

	Total	6,352,810

Capital Goods (0.9%)
	Advanced Disposal Services, Inc., Term Loan
806,880	3.939%, 11/10/2023	809,333
	Berry Plastics Corporation, Term Loan
1,580,000	3.367%, 2/8/2020	1,579,558
580,000	3.367%, 1/6/2021	579,664
374,062	3.617%, 1/19/2024	373,905
	Cortes NP Intermediate Holding II Corporation, Term Loan
2,455,000	5.226%, 11/30/2023	2,463,175
	Reynolds Group Holdings, Inc., Term Loan
605,433	4.226%, 2/5/2023	605,875
	Sterigenics-Nordion Holdings, LLC, Term Loan
1,106,228	4.226%, 5/15/2022	1,102,079

	Total	7,513,589

Communications Services (4.3%)
	Altice Financing SA, Term Loan
655,000	3.908%, 7/15/2025	652,747
	Altice US Finance I Corporation, Term Loan
820,000	3.466%, 7/14/2025	811,800
	Atlantic Broadband Penn, LLC, Term Loan
685,552	3.726%, 11/30/2019	685,840
	Beasley Broadcast Group, Inc., Term Loan
603,170	7.226%, 11/1/2023	609,202
	Birch Communication Inc., Term Loan
940,878	8.550%, 7/18/2020	669,595
	CBS Radio, Inc., Term Loan
463,840	4.716%, 10/17/2023	464,420
	Cengage Learning Acquisitions, Term Loan
1,596,164	5.339%, 6/7/2023	1,504,560
	Charter Communications Operating, LLC, Term Loan
671,503	3.230%, 7/1/2020	673,269
666,528	3.230%, 1/3/2021	668,195
	Cincinnati Bell, Inc., Term Loan
590,300	4.051%, 9/10/2020	594,285
	Coral-US Co-Borrower, LLC, Term Loan
1,086,000	4.726%, 11/19/2024	1,088,042
	CSC Holdings, LLC, Term Loan
1,095,000	3.459%, 7/17/2025	1,086,514
	FairPoint Communications, Inc., Term Loan
1,248,798	7.500%, 2/14/2019	1,249,060
	Gray Television, Inc., Term Loan
646,750	3.551%, 2/7/2024	649,175
	Hargray Merger Subsidiary Corporation, Term Loan
525,000	4.226%, 3/24/2024	525,493
	Intelsat Jackson Holdings SA, Term Loan
453,775	4.000%, 6/30/2019	449,591
	Level 3 Financing, Inc., Term Loan
2,045,000	3.466%, 2/22/2024	2,048,845
	Liberty Cablevision of Puerto Rico, LLC, Term Loan
1,640,000	4.658%, 1/7/2022	1,622,239
325,000	7.908%, 7/7/2023	323,375
	LTS Buyer, LLC, Term Loan
1,533,697	4.546%, 4/13/2020	1,538,298
	McGraw-Hill Global Education Holdings, LLC, Term Loan
1,351,350	5.226%, 5/4/2022	1,327,485
	Mediacom Illinois, LLC, Term Loan
588,525	3.440%, 2/15/2024	589,996
	NEP/NCP Holdco, Inc., Term Loan
2,020,499	4.476%, 1/22/2020	2,019,873
1,635,000	0.000%, 7/21/2022[b,c]	1,634,493
	New LightSquared, Term Loan
353,686	19.939%, 12/7/2020	342,824
	SBA Senior Finance II, LLC, Term Loan
1,067,000	3.480%, 3/24/2021	1,068,739
107,800	3.480%, 6/10/2022	107,827
	SFR Group SA, Term Loan
595,000	3.944%, 6/22/2025	589,609
	Sprint Communications, Inc., Term Loan
2,443,875	3.750%, 2/2/2024	2,443,362
	TNS, Inc., Term Loan
535,041	5.230%, 2/15/2020	538,652
	Univision Communications, Inc., Term Loan
1,403,049	3.976%, 3/15/2024	1,374,399
	Virgin Media Bristol, LLC, Term Loan
600,000	3.909%, 1/31/2025	599,850
	WideOpenWest Finance, LLC, Term Loan
2,045,000	0.000%, 8/6/2023[b,c]	2,041,523
1,414,312	4.702%, 8/19/2023	1,411,908
	Zayo Group, LLC, Term Loan
1,190,413	3.716%, 1/19/2024	1,190,913

	Total	35,195,998

Consumer Cyclical (1.6%)
	Amaya Holdings BV, Term Loan
1,792,362	4.796%, 8/1/2021	1,793,993
	Boyd Gaming Corporation, Term Loan
546,450	3.688%, 9/15/2023	547,478
	Burlington Coat Factory Warehouse Corporation, Term Loan
860,432	3.960%, 7/29/2021	862,221
	Ceridian HCM Holding, Inc., Term Loan
424,232	4.726%, 9/15/2020	420,787
	Eldorado Resorts, Inc., Term Loan
558,600	3.375%, 4/17/2024	553,712

The accompanying Notes to Financial Statements are an integral part of this schedule.

15

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Bank Loans (13.2%)[a]	Value
Consumer Cyclical (1.6%) - continued
	Four Seasons Hotels, Ltd., Term Loan
$693,258	3.726%, 11/30/2023	$697,300
	Golden Nugget, Inc., Term Loan
317,885	4.710%, 11/21/2019	320,867
	Golden Nugget, Inc., Term Loan Delayed Draw
136,236	4.680%, 11/21/2019	137,514
	IMG Worldwide, Inc., Term Loan
400,000	8.476%, 5/6/2022	404,500
	Michaels Stores, Inc., Term Loan
907,162	3.938%, 1/28/2023	904,332
	Mohegan Tribal Gaming Authority, Term Loan
1,587,761	5.226%, 10/13/2023[b,c]	1,604,130
	Scientific Games International, Inc., Term Loan
2,842,875	5.108%, 10/1/2021	2,869,342
	Seminole Hard Rock Entertainment, Inc., Term Loan
1,149,815	4.046%, 5/14/2020	1,150,540
	Seminole Indian Tribe of Florida, Term Loan
632,250	3.476%, 4/29/2020	632,724

	Total	12,899,440

Consumer Non-Cyclical (2.1%)
	Air Medical Group Holdings, Inc., Term Loan
1,860,000	0.000%, 4/28/2022[b,c]	1,849,770
935,550	5.159%, 4/28/2022	930,405
	Albertson’s, LLC, Term Loan
1,257,043	0.000%, 6/22/2023[b,c]	1,241,857
	CHS/Community Health Systems, Inc., Term Loan
195,976	3.960%, 12/31/2019	195,618
1,450,559	4.210%, 1/27/2021	1,447,382
	Endo Luxembourg Finance Company I SARL., Term Loan
900,000	5.500%, 4/27/2024	907,875
	Grifols Worldwide Operations USA, Inc., Term Loan
1,012,462	3.436%, 1/23/2025	1,013,141
	Hanesbrands, Inc., Term Loan
367,356	3.726%, 4/29/2022	369,997
	JBS USA LUX SA, Term Loan
2,054,850	5.750%, 10/30/2022[b,c]	2,001,424
	Libbey Glass, Inc., Term Loan
511,782	4.096%, 4/9/2021	463,163
	MPH Acquisition Holdings, LLC, Term Loan
1,116,461	4.296%, 6/7/2023	1,115,590
	Ortho-Clinical Diagnostics, Inc., Term Loan
1,469,824	5.046%, 6/30/2021	1,460,343
	Revlon Consumer Products Corporation, Term Loan
413,957	4.726%, 9/7/2023	385,601
	Valeant Pharmaceuticals International, Inc., Term Loan
3,672,904	5.830%, 4/1/2022	3,721,129

	Total	17,103,295

Energy (0.4%)
	Energy Solutions, LLC, Term Loan
647,807	6.980%, 5/29/2020	651,046
	Houston Fuel Oil Terminal, LLC, Term Loan
1,404,435	4.550%, 8/19/2021[b,c]	1,392,146
	McJunkin Red Man Corporation, Term Loan
665,554	5.226%, 11/9/2019	669,215
	MEG Energy Corporation, Term Loan
658,350	4.696%, 12/31/2023	640,660
	Pacific Drilling SA, Term Loan
864,000	4.750%, 6/3/2018	392,040

	Total	3,745,107

Financials (0.9%)
	ASP AMC Merger Sub, Inc., Term Loan
1,927,542	4.796%, 4/13/2024	1,905,857
	Avolon TLB Borrower 1 (Luxembourg) SARL, Term Loan
950,000	3.962%, 3/20/2022	955,558
	Colorado Buyer, Inc., Term Loan
285,000	4.170%, 5/1/2024	285,356
175,000	8.420%, 5/1/2025	175,985
	Delos Finance SARL, Term Loan
975,000	3.546%, 10/6/2023	977,594
	Digicel International Finance, Ltd., Term Loan
585,000	4.940%, 5/10/2024	588,475
	DJO Finance, LLC, Term Loan
540,375	4.387%, 6/7/2020	534,182
	Gartner, Inc., Term Loan
264,338	3.226%, 4/5/2024	264,998
	MoneyGram International, Inc., Term Loan
1,131,151	4.546%, 3/28/2020	1,130,677
	TransUnion, LLC, Term Loan
805,842	3.726%, 4/26/2022	810,443

	Total	7,629,125

Technology (1.4%)
	Accudyne Industries, LLC, Term Loan
689,075	4.226%, 12/13/2019	682,935
	First Data Corporation, Term Loan
2,900,000	3.716%, 4/26/2024	2,898,956
	Harland Clarke Holdings Corporation, Term Loan
855,088	7.296%, 12/31/2021	858,295
681,622	6.796%, 2/9/2022	681,793
	Micron Technologies, Inc., Term Loan
478,791	3.800%, 4/9/2023	482,281
	ON Semiconductor Corporation, Term Loan
382,971	3.476%, 3/31/2023	383,143
	Rackspace Hosting, Inc., Term Loan
1,300,000	0.000%, 11/3/2023[b,c]	1,298,778
	RP Crown Parent, LLC, Term Loan
1,019,875	4.726%, 10/12/2023	1,025,341
	Western Digital Corporation, Term Loan
2,139,250	3.976%, 4/29/2023	2,146,481
	Xerox Business Services, LLC, Term Loan
1,196,993	5.226%, 12/7/2023	1,210,459

	Total	11,668,462

Transportation (0.5%)
	Arctic LNG Carriers, Ltd., Term Loan
2,185,000	5.726%, 5/18/2023	2,176,806

The accompanying Notes to Financial Statements are an integral part of this schedule.

16

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Bank Loans (13.2%)[a]	Value
Transportation (0.5%) - continued
	OSG Bulk Ships, Inc., Term Loan
$787,041	5.430%, 8/5/2019	$745,721
	XPO Logistics, Inc., Term Loan
1,030,000	3.405%, 10/30/2021	1,031,916

	Total	3,954,443

Utilities (0.3%)
	Calpine Corporation, Term Loan
868,355	4.050%, 1/15/2024	866,323
	Intergen NV, Term Loan
636,956	5.800%, 6/13/2020	635,631
	Talen Energy Supply, LLC, Term Loan
707,863	5.226%, 7/6/2023	655,220

	Total	2,157,174

	Total Bank Loans (cost $108,872,740)	108,219,443

Principal Amount	Long-Term Fixed Income (50.6%)
Asset-Backed Securities (5.1%)
	ALM XI Ltd.
1,475,000	4.342%, 10/17/2026, Ser. 2014-11A, Class CR*,d	1,474,947
	Apidos CLO XVIII
900,000	4.403%, 7/22/2026, Ser. 2014-18A, Class CR*,d	900,805
	Asset Backed Securities Corporation Home Equity Loan Trust
790,595	1.356%, 7/25/2036, Ser. 2006-HE5, Class A4[d]	756,967
161,686	1.376%, 11/25/2036, Ser. 2006-HE6, Class A4[d]	155,478
	BlueMountain CLO, Ltd.
1,950,000	4.358%, 10/15/2026, Ser. 2014-3A, Class CR*,d	1,949,975
	CLUB Credit Trust
1,125,000	3.170%, 4/17/2023, Ser. 2017-NP1, Class B*	1,126,784
	GSAA Home Equity Trust
1,789,554	1.486%, 7/25/2037, Ser. 2007-7, Class A4[d]	1,644,390
	J.P. Morgan Mortgage Acquisition Trust
1,938,930	4.452%, 3/25/2047, Ser. 2007-HE1, Class AF4[e]	1,436,113
	Lehman XS Trust
1,670,002	5.440%, 8/25/2035, Ser. 2005-2, Class 2A3Be	1,431,123
	Lendmark Funding Trust
2,050,000	2.830%, 1/22/2024, Ser. 2017-1A, Class Af	2,049,580
	Madison Park Funding XIV, Ltd.
1,950,000	4.406%, 7/20/2026, Ser. 2014-14A, Class DR*,d	1,949,967
	Mariner Finance Issuance Trust
1,400,000	3.620%, 2/20/2029, Ser. 2017-AA, Class A*	1,410,890
	Marlette Funding Trust
1,122,622	3.060%, 1/17/2023, Ser. 2016-1A, Class A*	1,127,681
1,458,107	2.827%, 3/15/2024, Ser. 2017-AA, Class Af	1,463,365
	Merrill Lynch Mortgage Investors Trust
1,338,976	3.126%, 6/25/2035, Ser. 2005-A5, Class M1	947,052
	Murray Hill Marketplace Trust
246,581	4.190%, 11/25/2022, Ser. 2016-LC1, Class A*	248,793
	NCF Dealer Floorplan Master Trust
1,100,000	4.462%, 3/21/2022, Ser. 2016-1A, Class A*,d	1,093,822
	NRZ Advance Receivables Trust Advance Receivables Backed
1,000,000	2.751%, 6/15/2049, Ser. 2016-T1, Class AT1*	992,175
	Octagon Investment Partners XX, Ltd.
1,350,000	4.731%, 8/12/2026, Ser. 2014-1A, Class DR*,d	1,349,950
	Preston Ridge Partners Mortgage Trust, LLC
1,064,341	4.000%, 9/27/2021, Ser. 2016-1A, Class A1*,e	1,061,955
1,220,183	4.250%, 1/25/2022, Ser. 2017-1A, Class A1*,e	1,226,944
	Pretium Mortgage Credit Partners, LLC
1,976,949	3.250%, 3/28/2057, Ser. 2017-NPL2, Class A1[e,f]	1,980,102
	Renaissance Home Equity Loan Trust
533,649	5.746%, 5/25/2036, Ser. 2006-1, Class AF6[e]	384,543
1,346,059	5.797%, 8/25/2036, Ser. 2006-2, Class AF3[e]	854,376
	Residential Asset Mortgage Products Trust
805,101	5.991%, 3/25/2033, Ser. 2003-RS2, Class AI5[g]	805,335
	SoFi Consumer Loan Program, LLC
1,456,684	3.050%, 12/26/2025, Ser. 2016-3, Class Af	1,470,316
1,048,837	3.280%, 1/26/2026, Ser. 2017-1, Class Af	1,062,476
	US Residential Opportunity Fund Trust
1,357,334	3.475%, 7/27/2036, Ser. 2016-1III, Class A*,e	1,366,519
	Vericrest Opportunity Loan Transferee
1,800,000	3.250%, 4/25/2059, Ser. 2017-NPL7, Class A1[e,f]	1,798,421
1,142,297	3.500%, 6/26/2045, Ser. 2015-NPL8, Class A1[e,f]	1,145,097
1,592,079	3.500%, 2/25/2047, Ser. 2017-NPL1, Class A1[e,f]	1,593,181
1,520,114	3.375%, 4/25/2047, Ser. 2017-NPL4, Class A1[e,f]	1,518,990
267,360	3.500%, 2/25/2055, Ser. 2015-NPL4, Class A1*,e	268,300
	Voya CLO 4, Ltd.
1,650,000	4.305%, 10/14/2026, Ser. 2014-4A, Class CR*,c,d	1,650,000

	Total	41,696,412

Basic Materials (1.3%)
	Alcoa Nederland Holding BV
925,000	6.750%, 9/30/2024[f]	1,003,625
	Anglo American Capital plc
284,000	4.125%, 9/27/2022[f]	290,390
1,200,000	4.750%, 4/10/2027[f]	1,232,760
	ArcelorMittal SA
1,080,000	6.000%, 3/1/2021	1,162,350

The accompanying Notes to Financial Statements are an integral part of this schedule.

17

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (50.6%)	Value
Basic Materials (1.3%) - continued
	BWAY Holding Company
$960,000	5.500%, 4/15/2024[f]	$980,400
	CF Industries, Inc.
1,070,000	3.450%, 6/1/2023	1,011,150
	Dow Chemical Company
106,000	8.550%, 5/15/2019	118,728
	EI du Pont de Nemours & Company
284,000	2.200%, 5/1/2020	285,520
	First Quantum Minerals, Ltd.
770,000	7.000%, 2/15/2021[f]	789,250
	FMG Resources Property, Ltd.
1,020,000	5.125%, 5/15/2024[f]	1,020,000
	Kinross Gold Corporation
142,000	5.125%, 9/1/2021	151,230
	LyondellBasell Industries NV
110,000	5.000%, 4/15/2019	115,002
	Peabody Securities Finance Corporation
945,000	6.375%, 3/31/2025[f]	930,825
	RPM International, Inc., Convertible
575,000	2.250%, 12/15/2020	678,500
	Sherwin-Williams Company
283,000	2.250%, 5/15/2020	283,612
	Vale Overseas, Ltd.
142,000	5.875%, 6/10/2021	152,437
	Xstrata Finance Canada, Ltd.
213,000	4.950%, 11/15/2021[f]	227,803

	Total	10,433,582

Capital Goods (1.8%)
	AECOM
1,410,000	5.875%, 10/15/2024	1,533,375
	Bombardier, Inc.
900,000	7.500%, 3/15/2025[f]	933,750
	Building Materials Corporation of America
1,100,000	6.000%, 10/15/2025[f]	1,177,000
	Cemex SAB de CV
1,290,000	5.700%, 1/11/2025[f]	1,369,012
	Cintas Corporation No. 2
213,000	2.900%, 4/1/2022	216,306
	CNH Industrial Capital, LLC
1,100,000	4.375%, 11/6/2020	1,153,636
	Crown Americas Capital Corporation IV
1,080,000	4.500%, 1/15/2023	1,131,300
	Crown Cork & Seal Company, Inc.
610,000	7.375%, 12/15/2026	706,075
	General Electric Company
683,000	5.000%, 1/21/2021[h]	724,936
	Ingersoll-Rand Luxembourg Finance SA
310,000	2.625%, 5/1/2020	313,044
	L3 Technologies, Inc.
385,000	4.950%, 2/15/2021	415,030
	Lockheed Martin Corporation
90,000	2.500%, 11/23/2020	91,228
	Reynolds Group Issuer, Inc.
1,285,000	5.125%, 7/15/2023[f]	1,334,794
	Rockwell Collins, Inc.
213,000	1.950%, 7/15/2019	213,321
	Roper Technologies, Inc.
360,000	2.800%, 12/15/2021	363,028
	Standard Industries, Inc.
285,000	5.500%, 2/15/2023[f]	300,675
	Textron Financial Corporation
975,000	2.917%, 2/15/2042[d,f]	840,937
	Textron, Inc.
213,000	7.250%, 10/1/2019	235,562
	United Rentals North America, Inc.
1,240,000	5.500%, 7/15/2025	1,298,900

	Total	14,351,909

Collateralized Mortgage Obligations (11.2%)
	AJAX Mortgage Loan Trust
1,299,750	3.470%, 4/25/2057, Ser. 2017-A, Class A*,e	1,297,390
	Alternative Loan Trust
1,160,232	6.000%, 6/25/2036, Ser. 2006-24CB, Class A9	978,692
	American Home Mortgage Assets Trust
2,150,420	1.406%, 12/25/2046, Ser. 2006-6, Class A1Ad	1,691,058
1,634,341	1.406%, 6/25/2047, Ser. 2007-5, Class A1[d]	1,238,081
	American Home Mortgage Investment Trust
2,024,998	6.750%, 12/25/2036, Ser. 2006-3, Class 3A2	1,048,287
	Angel Oak Mortgage Trust
489,170	4.500%, 11/25/2045, Ser. 2015-1, Class A*,e	489,808
	Banc of America Alternative Loan Trust
553,168	1.716%, 4/25/2035, Ser. 2005-3, Class 1CB1[d]	468,839
1,169,633	6.000%, 11/25/2035, Ser. 2005-10, Class 3CB1	1,026,710
957,953	2.016%, 5/25/2046, Ser. 2006-4, Class 3CB1[d]	714,471
	Banc of America Funding Corporation
429,773	3.444%, 5/20/2036, Ser. 2006-D, Class 6A1	380,709
	Bayview Opportunity Master Fund Trust
401,593	3.475%, 7/28/2031, Ser. 2016-RPL3, Class A1[f]	399,831
	BCAP, LLC Trust
1,567,581	1.396%, 3/25/2037, Ser. 2007-AA1, Class 2A1[d]	1,476,836
	Bear Stearns Adjustable Rate Mortgage Trust
608,544	2.830%, 10/25/2035, Ser. 2005-9, Class A1[d]	596,754
283,416	3.272%, 2/25/2036, Ser. 2005-12, Class 11A1	252,455
	Citicorp Mortgage Securities Trust
435,153	6.000%, 5/25/2037, Ser. 2007-4, Class 1A5	433,360
	Citigroup Mortgage Loan Trust, Inc.
392,861	5.500%, 11/25/2035, Ser. 2005-9, Class 21A2	388,410
	CitiMortgage Alternative Loan Trust
900,056	5.750%, 4/25/2037, Ser. 2007-A4, Class 1A5	784,548
	COLT Mortgage Loan Trust
973,225	2.750%, 9/25/2046, Ser. 2016-2, Class A1*	982,859

The accompanying Notes to Financial Statements are an integral part of this schedule.

18

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (50.6%)	Value
Collateralized Mortgage Obligations (11.2%) - continued
	Countrywide Alternative Loan Trust
$352,499	1.616%, 2/25/2035, Ser. 2005-J1, Class 5A1[d]	$336,149
125,538	5.500%, 5/25/2035, Ser. 2005-J3, Class 2A13	125,169
637,760	3.045%, 10/25/2035, Ser. 2005-43, Class 4A1	539,925
295,484	5.500%, 2/25/2036, Ser. 2005-85CB, Class 2A2	279,249
246,338	6.000%, 4/25/2036, Ser. 2006-4CB, Class 1A1	208,355
927,869	6.500%, 8/25/2036, Ser. 2006-23CB, Class 2A3	631,675
200,947	6.000%, 1/25/2037, Ser. 2006-39CB, Class 1A16	193,302
793,620	5.500%, 5/25/2037, Ser. 2007-8CB, Class A1	660,973
	Countrywide Home Loan Mortgage Pass Through Trust
1,488,118	3.193%, 11/25/2035, Ser. 2005-22, Class 2A1	1,276,946
438,306	3.155%, 2/20/2036, Ser. 2005-HY10, Class 5A1	364,294
	Credit Suisse First Boston Mortgage Securities Corporation
411,653	5.250%, 10/25/2035, Ser. 2005-9, Class 1A3	399,943
	CSMC Mortgage-Backed Trust
942,031	5.500%, 3/25/2037, Ser. 2007-2, Class 3A4	861,311
	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
1,102,372	2.595%, 8/25/2035, Ser. 2005-AR1, Class 2A3	868,507
418,299	1.416%, 11/25/2035, Ser. 2005-5, Class 2A1[d]	249,645
689,774	5.500%, 11/25/2035, Ser. 2005-5, Class 1A4	700,368
1,037,584	1.502%, 4/25/2047, Ser. 2007-OA2, Class A1[d]	960,788
1,853,104	1.436%, 8/25/2047, Ser. 2007-OA5, Class A1Bd	1,668,150
	Federal Home Loan Mortgage Corporation
6,055,129	2.500%, 12/15/2022, Ser. 4155, Class AIi	305,433
2,016,641	2.500%, 5/15/2027, Ser. 4106, Class HIi	143,345
2,526,826	2.500%, 2/15/2028, Ser. 4162, Class AIi	199,084
8,017,526	2.500%, 3/15/2028, Ser. 4177, Class EIi	693,499
4,002,646	3.000%, 4/15/2028, Ser. 4193, Class AIi	362,017
3,703,795	3.000%, 2/15/2033, Ser. 4170, Class IGi	433,833
	Federal National Mortgage Association
3,526,865	2.500%, 2/25/2028, Ser. 2013-46, Class CIi	297,344
2,621,239	3.000%, 4/25/2028, Ser. 2013-30, Class DIi	238,834
3,325,802	3.500%, 1/25/2033, Ser. 2012-150, Class YIi	434,804
	First Horizon Alternative Mortgage Securities Trust
901,920	3.131%, 3/25/2035, Ser. 2005-AA2, Class 1A1	850,014
1,003,101	3.219%, 7/25/2035, Ser. 2005-AA5, Class 2A1	961,023
980,453	6.000%, 8/25/2036, Ser. 2006-FA4, Class 1A4[d]	823,028
	First Horizon Mortgage Pass-Through Trust
1,317,731	3.178%, 8/25/2037, Ser. 2007-AR2, Class 1A2	1,127,268
	GCAT, LLC
1,625,078	3.375%, 3/25/2047, Ser. 2017-1, Class A1*,e	1,621,632
	GMAC Mortgage Corporation Loan Trust
1,372,545	3.662%, 5/25/2035, Ser. 2005-AR2, Class 4A	1,290,367
	Government National Mortgage Association
3,000,101	4.000%, 1/16/2027, Ser. 2012-3, Class IOi	287,559
	Greenpoint Mortgage Funding Trust
827,558	1.224%, 10/25/2045, Ser. 2005-AR4, Class G41Bd	717,841
	IndyMac IMJA Mortgage Loan Trust
944,938	6.250%, 11/25/2037, Ser. 2007-A3, Class A1	761,350
	IndyMac INDX Mortgage Loan Trust
1,478,921	3.285%, 10/25/2035, Ser. 2005-AR19, Class A1	1,220,511
1,211,391	1.856%, 7/25/2045, Ser. 2005-16IP, Class A1[d]	1,113,165
	J.P. Morgan Alternative Loan Trust
1,715,334	6.500%, 3/25/2036, Ser. 2006-S1, Class 1A19	1,555,308
	J.P. Morgan Mortgage Trust
209,785	6.500%, 1/25/2035, Ser. 2005-S1, Class 1A2	218,743
1,053,945	3.300%, 8/25/2035, Ser. 2005-A5, Class 1A2	1,052,021
1,310,763	3.317%, 2/25/2036, Ser. 2006-A1, Class 2A2	1,223,672
728,683	3.247%, 10/25/2036, Ser. 2006-A6, Class 1A2	673,738
927,453	1.596%, 1/25/2037, Ser. 2006-S4, Class A8[d]	530,159
604,960	3.263%, 1/25/2037, Ser. 2006-A7, Class 2A2	598,953
621,151	6.250%, 8/25/2037, Ser. 2007-S3, Class 1A10	461,376
	Lehman Mortgage Trust
637,572	1.966%, 12/25/2035, Ser. 2005-2, Class 3A1[d]	482,946
	Master Asset Securitization Trust
827,416	1.716%, 6/25/2036, Ser. 2006-2, Class 2A2[d]	406,291
	MASTR Alternative Loans Trust
256,553	6.500%, 7/25/2034, Ser. 2004-6, Class 6A1	263,919
691,310	1.666%, 12/25/2035, Ser. 2005-6, Class 2A1[d]	339,409

The accompanying Notes to Financial Statements are an integral part of this schedule.

19

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (50.6%)	Value
Collateralized Mortgage Obligations (11.2%) - continued
	Merrill Lynch Alternative Note Asset Trust
$586,262	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A6	$446,449
926,147	6.000%, 3/25/2037, Ser. 2007-F1, Class 2A1	733,885
	Mill City Mortgage Loan Trust
1,607,641	2.750%, 11/25/2058, Ser. 2017-1, Class A1[f]	1,620,490
	Morgan Stanley Mortgage Loan Trust
572,511	3.188%, 11/25/2035, Ser. 2005-6AR, Class 5A1	452,891
	MortgageIT Trust
1,143,052	1.476%, 12/25/2035, Ser. 2005-5, Class A1[d]	1,068,553
993,502	1.416%, 4/25/2036, Ser. 2006-1, Class 1A2[d]	755,351
	New Century Alternative Mortgage Loan Trust
1,355,022	6.167%, 7/25/2036, Ser. 2006-ALT1, Class AF6[e]	800,772
	Pretium Mortgage Credit Partners I, LLC
1,333,475	4.000%, 7/27/2031, Ser. 2016-NPL4, Class A*,e	1,341,951
	Pretium Mortgage Credit Partners, LLC
1,440,631	3.500%, 4/29/2031, Ser. 2017-NPL1, Class A1*,e	1,446,052
	Residential Accredit Loans, Inc. Trust
829,447	5.750%, 9/25/2035, Ser. 2005-QS13, Class 2A3	750,324
1,251,473	6.000%, 4/25/2036, Ser. 2006-QS4, Class A2	1,128,625
873,117	6.000%, 1/25/2037, Ser. 2007-QS1, Class 1A1	752,636
1,693,696	5.750%, 4/25/2037, Ser. 2007-QS6, Class A28	1,509,813
1,709,018	6.250%, 4/25/2037, Ser. 2007-QS6, Class A6	1,552,875
404,725	6.000%, 6/25/2037, Ser. 2007-QS8, Class A10	349,824
1,855,550	1.406%, 7/25/2037, Ser. 2007-QH6, Class A1[d]	1,673,572
	Residential Asset Securitization Trust
1,423,781	6.242%, 8/25/2022, Ser. 2007-A8, Class 3A1	1,229,745
588,227	5.500%, 4/25/2035, Ser. 2005-A1, Class A3	592,356
1,147,051	1.596%, 8/25/2037, Ser. 2007-A8, Class 2A3[d]	311,117
	Residential Funding Mortgage Security I Trust
884,280	5.977%, 12/25/2032, Ser. 2003-S12, Class M1	942,403
872,701	5.750%, 2/25/2036, Ser. 2006-S2, Class A1	819,050
1,244,085	6.000%, 7/25/2037, Ser. 2007-S7, Class A20	1,158,615
	Sequoia Mortgage Trust
1,865,802	3.502%, 9/20/2046, Ser. 2007-1, Class 4A1	1,529,249
	Structured Adjustable Rate Mortgage Loan Trust
241,035	3.529%, 12/25/2034, Ser. 2004-18, Class 5A	236,889
721,532	3.357%, 7/25/2035, Ser. 2005-15, Class 4A1	623,231
449,002	3.489%, 9/25/2035, Ser. 2005-18, Class 1A1	363,327
	Structured Asset Mortgage Investments, Inc.
1,552,828	1.526%, 12/25/2035, Ser. 2005-AR4, Class A1[d]	1,324,484
	Sunset Mortgage Loan Company, LLC
577,993	4.459%, 9/18/2045, Ser. 2015-NPL1, Class A*,e	578,987
1,050,000	3.500%, 6/16/2047, Ser. 2017-NPL1, Class A*,e	1,052,459
336,736	3.844%, 7/16/2047, Ser. 2016-NPL1, Class A*,e	336,970
	Suntrust Alternative Loan Trust
883,716	5.750%, 12/25/2035, Ser. 2005-1F, Class 2A5	863,350
	WaMu Mortgage Pass Through Certificates
744,249	2.708%, 11/25/2036, Ser. 2006-AR14, Class 1A1	706,683
1,552,701	2.567%, 1/25/2037, Ser. 2006-AR18, Class 1A1	1,394,135
129,122	2.887%, 8/25/2046, Ser. 2006-AR8, Class 1A1	118,020
1,050,436	1.652%, 9/25/2046, Ser. 2006-AR11, Class 3A1Ad	924,695
1,746,389	1.692%, 9/25/2046, Ser. 2006-AR11, Class 1Ad	1,474,358
1,753,109	1.612%, 10/25/2046, Ser. 2006-AR13, Class 1Ad	1,564,036
1,789,265	1.512%, 12/25/2046, Ser. 2006-AR17, Class 1Ad	1,554,738
1,285,490	1.472%, 1/25/2047, Ser. 2006-AR19, Class 1Ad	1,036,936
732,077	1.895%, 3/25/2047, Ser. 2007-OA2, Class 2Ad	607,678
	Washington Mutual Mortgage Pass Through Certificates
714,630	1.816%, 6/25/2035, Ser. 2005-4, Class 5A5[d]	601,641
937,302	6.000%, 11/25/2035, Ser. 2005-10, Class 2A9	875,598
1,615,302	7.000%, 4/25/2037, Ser. 2007-2, Class 1A1	940,250
	Washington Mutual Mortgage Pass Through Certificates Trust
1,062,433	7.000%, 2/25/2036, Ser. 2006-1, Class 2CB1	801,390
1,752,365	1.482%, 2/25/2047, Ser. 2007-OA3, Class 2Ad	1,334,768
	Wells Fargo Mortgage Backed Securities Trust
1,334,562	3.270%, 7/25/2036, Ser. 2006-AR10, Class 2A1	1,317,038
184,392	1.916%, 5/25/2037, Ser. 2007-6, Class A2[d]	165,891

The accompanying Notes to Financial Statements are an integral part of this schedule.

20

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (50.6%)	Value
Collateralized Mortgage Obligations (11.2%) - continued
$432,195	6.000%, 7/25/2037, Ser. 2007-8, Class 1A16	$434,683
747,223	6.000%, 11/25/2037, Ser. 2007-15, Class A1	742,376

	Total	91,603,542

Commercial Mortgage-Backed Securities (0.2%)
	Greenwich Capital Commercial Funding Corporation
1,350,000	5.867%, 12/10/2049, Ser. 2007-GG11, Class AM	1,353,638

	Total	1,353,638

Communications Services (3.1%)
	Altice US Finance I Corporation
1,025,000	5.500%, 5/15/2026[f]	1,076,250
	AMC Networks, Inc.
1,525,000	5.000%, 4/1/2024	1,561,219
	American Tower Corporation
95,000	2.800%, 6/1/2020	96,284
152,000	3.450%, 9/15/2021	156,733
	AT&T, Inc.
176,000	5.875%, 10/1/2019	190,479
142,000	5.200%, 3/15/2020	152,573
95,000	2.226%, 6/30/2020[d]	96,243
370,000	2.800%, 2/17/2021	373,894
	British Sky Broadcasting Group plc
140,000	3.125%, 11/26/2022[f]	142,408
	CBS Corporation
216,000	2.500%, 2/15/2023[c]	213,458
	CenturyLink, Inc.
600,000	6.450%, 6/15/2021	648,000
	Charter Communications Operating, LLC
337,000	3.579%, 7/23/2020	348,221
47,000	4.464%, 7/23/2022	50,071
	Clear Channel Worldwide Holdings, Inc.
1,445,000	6.500%, 11/15/2022	1,485,026
	Columbus International, Inc.
1,400,000	7.375%, 3/30/2021[f]	1,485,750
	Comcast Corporation
284,000	1.625%, 1/15/2022	276,105
	Crown Castle International Corporation
175,000	3.400%, 2/15/2021	179,698
	CSC Holdings, LLC
110,000	5.500%, 4/15/2027[f]	116,325
	Digicel, Ltd.
1,400,000	6.000%, 4/15/2021*	1,342,250
	DISH Network Corporation, Convertible
1,100,000	3.375%, 8/15/2026[f]	1,333,750
	FairPoint Communications, Inc.
1,100,000	8.750%, 8/15/2019[f]	1,130,085
	Hughes Satellite Systems Corporation
774,000	6.500%, 6/15/2019	835,920
	Level 3 Communications, Inc.
670,000	5.375%, 1/15/2024	699,313
	Level 3 Escrow II, Inc.
600,000	5.375%, 8/15/2022	618,000
	Liberty Interactive, LLC, Convertible
1,095,000	1.750%, 9/30/2046[f]	1,251,722
	Liberty Media Corporation, Convertible
919,000	1.000%, 1/30/2023[f]	1,064,317
	Moody’s Corporation
142,000	2.750%, 12/15/2021	143,177
	Neptune Finco Corporation
645,000	10.875%, 10/15/2025[f]	776,419
	Nexstar Escrow Corporation
1,470,000	5.625%, 8/1/2024[f]	1,488,375
	Orange SA
245,000	1.625%, 11/3/2019	242,875
	SBA Tower Trust
300,000	3.598%, 4/15/2043[f]	300,096
	SFR Group SA
1,370,000	6.000%, 5/15/2022[f]	1,433,362
	Sprint Corporation
1,230,000	7.625%, 2/15/2025	1,416,038
	Telefonica Emisiones SAU
211,000	3.192%, 4/27/2018	213,234
	Time Warner, Inc.
141,000	4.875%, 3/15/2020	150,701
	T-Mobile USA, Inc.
1,230,000	6.125%, 1/15/2022	1,292,654
	Verizon Communications, Inc.
255,000	1.375%, 8/15/2019	252,748
152,000	4.500%, 9/15/2020	162,360
117,000	2.946%, 3/15/2022[f]	117,800
	Viacom, Inc.
284,000	4.250%, 9/1/2023	296,435

	Total	25,210,368

Consumer Cyclical (2.4%)
	Allison Transmission, Inc.
1,520,000	5.000%, 10/1/2024[f]	1,558,000
	American Honda Finance Corporation
214,000	2.000%, 2/14/2020	214,454
	BMW US Capital, LLC
185,000	1.500%, 4/11/2019[f]	184,277
	Brookfield Residential Properties, Inc.
990,000	6.125%, 7/1/2022[f]	1,024,650
	CVS Health Corporation
142,000	2.750%, 12/1/2022	142,160
	eBay, Inc.
120,000	2.500%, 3/9/2018	120,695
	Ford Motor Credit Company, LLC
284,000	2.262%, 3/28/2019	284,784
290,000	1.897%, 8/12/2019	287,794
155,000	2.597%, 11/4/2019	156,038
213,000	3.336%, 3/18/2021	217,094
	General Motors Financial Company, Inc.
290,000	3.150%, 1/15/2020	294,954
213,000	2.650%, 4/13/2020	213,975
213,000	4.375%, 9/25/2021	225,339
141,000	3.150%, 6/30/2022	140,401
	Home Depot, Inc.
140,000	2.000%, 4/1/2021	139,594
95,000	2.625%, 6/1/2022	96,425
	Hyundai Capital America
142,000	2.550%, 4/3/2020[f]	141,635
	Jaguar Land Rover Automotive plc
500,000	4.125%, 12/15/2018[f]	509,375
710,000	5.625%, 2/1/2023[f]	738,400

The accompanying Notes to Financial Statements are an integral part of this schedule.

21

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (50.6%)	Value
Consumer Cyclical (2.4%) - continued
	L Brands, Inc.
$860,000	5.625%, 2/15/2022	$920,200
	Lennar Corporation
1,475,000	4.500%, 4/30/2024	1,524,560
	Live Nation Entertainment, Inc.
250,000	5.375%, 6/15/2022[f]	259,395
640,000	4.875%, 11/1/2024[f]	649,600
	Macy’s Retail Holdings, Inc.
88,000	7.450%, 7/15/2017	88,100
	McDonald’s Corporation
284,000	2.625%, 1/15/2022	285,668
	MGM Resorts International
1,255,000	6.000%, 3/15/2023	1,383,637
	New Red Finance, Inc.
1,000,000	4.250%, 5/15/2024[f]	993,690
	Newell Rubbermaid, Inc.
120,000	3.150%, 4/1/2021	122,840
	Nissan Motor Acceptance Corporation
213,000	2.000%, 3/8/2019[f]	213,170
	Prime Security Services Borrower, LLC
1,300,000	9.250%, 5/15/2023[f]	1,412,658
	Ralph Lauren Corporation
95,000	2.625%, 8/18/2020	96,512
	Royal Caribbean Cruises, Ltd.
1,241,613	5.250%, 11/15/2022	1,375,608
	Six Flags Entertainment Corporation
970,000	4.875%, 7/31/2024[f]	975,936
	Starbucks Corporation
135,000	2.100%, 2/4/2021	135,831
	Toll Brothers Finance Corporation
208,000	4.000%, 12/31/2018	213,200
	Visa, Inc.
90,000	2.200%, 12/14/2020	90,745
	Volkswagen Group of America Finance, LLC
200,000	2.450%, 11/20/2019[f]	201,115
	West Corporation
690,000	5.375%, 7/15/2022[f]	696,900
	Yum! Brands, Inc.
1,545,000	5.000%, 6/1/2024[f]	1,610,662

	Total	19,940,071

Consumer Non-Cyclical (2.7%)
	Abbott Laboratories
284,000	2.550%, 3/15/2022	281,815
213,000	3.400%, 11/30/2023	218,013
	AbbVie, Inc.
284,000	2.500%, 5/14/2020	287,271
142,000	2.900%, 11/6/2022	143,318
	Amgen, Inc.
284,000	2.650%, 5/11/2022	284,916
	Anheuser-Busch InBev Finance, Inc.
145,000	2.430%, 2/1/2021[d]	150,172
375,000	2.650%, 2/1/2021	379,996
142,000	3.300%, 2/1/2023	146,204
	Anheuser-Busch InBev Worldwide, Inc.
75,000	6.500%, 7/15/2018	78,640
	BAT International Finance plc
95,000	1.756%, 6/15/2018[d,f]	95,258
	Bayer U.S. Finance, LLC
300,000	2.375%, 10/8/2019[f]	302,402
	Becton, Dickinson and Company
284,000	3.125%, 11/8/2021	289,250
	Biogen, Inc.
213,000	3.625%, 9/15/2022	222,742
	Boston Scientific Corporation
50,000	6.000%, 1/15/2020	54,414
	Bunge Limited Finance Corporation
90,000	3.500%, 11/24/2020	92,261
	Cardinal Health, Inc.
143,000	1.948%, 6/14/2019	143,148
143,000	2.616%, 6/15/2022	143,116
	Celgene Corporation
95,000	3.550%, 8/15/2022	98,885
	CHS/Community Health Systems, Inc.
965,000	6.250%, 3/31/2023	996,218
	Community Health Systems, Inc.
900,000	8.000%, 11/15/2019	904,500
	Constellation Brands, Inc.
142,000	2.700%, 5/9/2022	141,810
	Cott Beverages, Inc.
1,400,000	5.375%, 7/1/2022	1,450,750
	CVS Health Corporation
106,000	2.250%, 12/5/2018	106,658
	Envision Healthcare Corporation
1,400,000	5.125%, 7/1/2022[f]	1,436,750
	Express Scripts Holding Company
142,000	4.750%, 11/15/2021	153,436
115,000	3.000%, 7/15/2023	114,183
	Forest Laboratories, Inc.
41,000	4.375%, 2/1/2019[f]	42,284
	Forest Laboratories, LLC
70,000	4.875%, 2/15/2021[f]	75,307
	Gilead Sciences, Inc.
275,000	1.950%, 3/1/2022	269,478
	HCA, Inc.
505,000	5.250%, 6/15/2026	544,642
925,000	4.500%, 2/15/2027	951,594
	JBS USA, LLC
610,000	5.875%, 7/15/2024[f]	571,875
1,240,000	5.750%, 6/15/2025[f]	1,165,600
	Kraft Heinz Foods Company
280,000	5.375%, 2/10/2020	301,759
	Laboratory Corporation of America Holdings
40,000	2.625%, 2/1/2020	40,327
	Land O’Lakes, Inc.
445,000	7.250%, 4/4/2027[f,h]	475,594
	Mead Johnson Nutrition Company
90,000	3.000%, 11/15/2020	92,311
	Medtronic Global Holdings SCA
284,000	1.700%, 3/28/2019	284,190
	Molson Coors Brewing Company
255,000	1.450%, 7/15/2019	251,903
	Mondelez International Holdings Netherlands BV
212,000	2.000%, 10/28/2021[f]	206,534
	Mylan NV
284,000	3.150%, 6/15/2021	288,899
	PepsiCo, Inc.
285,000	1.680%, 10/6/2021[d]	288,701
	Pernod Ricard SA
250,000	5.750%, 4/7/2021[f]	278,372
	Pinnacle Foods, Inc.
800,000	5.875%, 1/15/2024	854,000
	Reynolds American, Inc.
52,000	3.250%, 6/12/2020	53,532

The accompanying Notes to Financial Statements are an integral part of this schedule.

22

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (50.6%)	Value
Consumer Non-Cyclical (2.7%) - continued
	Shire Acquisitions Investments Ireland Designated Activity Company
$275,000	1.900%, 9/23/2019	$273,735
282,000	2.400%, 9/23/2021	278,684
	Smithfield Foods, Inc.
213,000	2.700%, 1/31/2020[f]	214,109
	Teleflex, Inc.
1,015,000	4.875%, 6/1/2026	1,037,837
	Tenet Healthcare Corporation
1,435,000	8.125%, 4/1/2022	1,524,687
	Teva Pharmaceutical Finance Netherlands III BV
375,000	2.200%, 7/21/2021	368,086
	TreeHouse Foods, Inc.
850,000	4.875%, 3/15/2022	877,625
	Tyson Foods, Inc.
152,000	4.500%, 6/15/2022	164,782
	VPII Escrow Corporation
610,000	7.500%, 7/15/2021[f]	590,937
	VRX Escrow Corporation
1,140,000	6.125%, 4/15/2025[f]	964,725
	Zoetis, Inc.
211,000	3.450%, 11/13/2020	218,194

	Total	22,266,429

Energy (2.7%)
	Alliance Resource Operating Partners, LP
370,000	7.500%, 5/1/2025[f]	388,963
	Anadarko Petroleum Corporation
99,000	8.700%, 3/15/2019	109,192
42,000	4.850%, 3/15/2021	44,825
	Antero Resources Corporation
1,080,000	5.125%, 12/1/2022	1,082,354
	BP Capital Markets plc
230,000	1.676%, 5/3/2019	229,235
142,000	2.315%, 2/13/2020	143,293
	Buckeye Partners, LP
152,000	2.650%, 11/15/2018	152,813
	Canadian Natural Resources, Ltd.
143,000	2.950%, 1/15/2023	141,842
	Cenovus Energy, Inc.
142,000	3.800%, 9/15/2023	140,068
	Concho Resources, Inc.
860,000	5.500%, 10/1/2022	882,575
410,000	4.375%, 1/15/2025	418,200
	Continental Resources, Inc.
142,000	5.000%, 9/15/2022	139,337
	Crestwood Midstream Partners, LP
850,000	6.250%, 4/1/2023	869,125
	Devon Energy Corporation
281,000	3.250%, 5/15/2022	279,239
	Enbridge, Inc.
145,000	2.900%, 7/15/2022[c]	144,684
	Encana Corporation
174,000	3.900%, 11/15/2021	177,339
	Energy Transfer Equity, LP
1,240,000	5.500%, 6/1/2027	1,283,400
	Energy Transfer Partners, LP
220,000	4.150%, 10/1/2020	228,475
	Enterprise Products Operating, LLC
1,390,000	7.034%, 1/15/2068	1,423,360
	EOG Resources, Inc.
230,000	2.625%, 3/15/2023	226,983
	EQT Corporation
105,000	5.150%, 3/1/2018	106,916
104,000	8.125%, 6/1/2019	114,766
	Exxon Mobil Corporation
185,000	1.708%, 3/1/2019	185,527
	Kinder Morgan Energy Partners, LP
284,000	3.450%, 2/15/2023	285,701
	Marathon Oil Corporation
142,000	2.700%, 6/1/2020	140,736
275,000	2.800%, 11/1/2022	263,624
	Marathon Petroleum Corporation
90,000	3.400%, 12/15/2020	92,571
	MEG Energy Corporation
610,000	6.375%, 1/30/2023[f]	471,606
	MPLX, LP
213,000	4.500%, 7/15/2023	226,086
1,525,000	4.875%, 12/1/2024	1,626,034
	Nabors Industries, Inc., Convertible
360,000	0.750%, 1/15/2024[f]	286,425
	ONEOK, Inc.
213,000	7.500%, 9/1/2023	254,003
	PBF Holding Company, LLC
1,315,000	7.250%, 6/15/2025[f]	1,267,331
	Petrobras Global Finance BV
393,000	8.375%, 5/23/2021	439,916
108,000	7.375%, 1/17/2027	114,264
	Petroleos Mexicanos
142,000	6.375%, 2/4/2021	153,687
110,000	6.500%, 3/13/2027[f]	118,168
	Regency Energy Partners, LP
1,080,000	5.000%, 10/1/2022	1,158,180
	Sabine Pass Liquefaction, LLC
142,000	6.250%, 3/15/2022	160,781
142,000	5.625%, 4/15/2023	157,829
1,290,000	5.625%, 3/1/2025	1,424,405
	Schlumberger Holdings Corporation
90,000	3.000%, 12/21/2020[f]	91,630
	Sinopec Group Overseas Development, Ltd.
290,000	1.750%, 9/29/2019[f]	286,344
	Sunoco Logistics Partners Operations, LP
90,000	4.400%, 4/1/2021	94,558
	Tesoro Corporation
1,170,000	4.750%, 12/15/2023[f]	1,259,973
	TransCanada Trust
725,000	5.300%, 3/15/2077	745,300
725,000	5.875%, 8/15/2076	786,770
	Weatherford International, Ltd. Convertible
198,000	5.875%, 7/1/2021	200,351
	Western Gas Partners, LP
143,000	4.000%, 7/1/2022	146,572
	Whiting Petroleum Corporation, Convertible
785,000	1.250%, 4/1/2020	663,325
	Williams Partners, LP
280,000	4.500%, 11/15/2023	298,845

	Total	22,127,526

Financials (8.6%)
	ACE INA Holdings, Inc.
90,000	2.875%, 11/3/2022	91,544
	Aegon NV
1,080,000	2.326%, 10/15/2017[d,h]	918,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

23

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (50.6%)	Value
Financials (8.6%) - continued
	AIG Global Funding
$288,000	2.150%, 7/2/2020[c,f]	$287,772
	Air Lease Corporation
47,000	2.625%, 9/4/2018	47,350
	Ally Financial, Inc.
900,000	3.750%, 11/18/2019	920,250
500,000	4.125%, 3/30/2020	513,750
	American Express Credit Corporation
142,000	1.502%, 5/3/2019[d]	142,404
142,000	2.200%, 3/3/2020	142,666
95,000	2.292%, 9/14/2020[d]	96,664
	AMG Capital Trust II, Convertible
11,325	5.150%, 10/15/2037	669,591
	Australia & New Zealand Banking Group, Ltd.
750,000	6.750%, 6/15/2026[f,h]	829,235
	Banco de Brasil SA
800,000	9.000%, 6/18/2024[f,h]	810,000
	Banco Santander SA
800,000	6.375%, 5/19/2019[h]	819,000
	Bank of America Corporation
107,000	5.650%, 5/1/2018	110,361
255,000	5.625%, 7/1/2020	279,231
250,000	2.625%, 4/19/2021	251,086
284,000	5.700%, 1/24/2022	320,877
623,000	2.316%, 1/20/2023[d]	629,873
	Bank of Montreal
250,000	1.500%, 7/18/2019	247,662
214,000	2.100%, 6/15/2020	213,757
	Bank of New York Mellon Corporation
284,000	2.600%, 2/7/2022	285,955
	Bank of Nova Scotia
213,000	2.700%, 3/7/2022	214,170
	Barclays Bank plc
150,000	5.140%, 10/14/2020	160,530
	Barclays plc
290,000	3.200%, 8/10/2021	294,168
	Berkshire Hathaway Finance Corporation
285,000	1.700%, 3/15/2019	285,687
	Blackstone Mortgage Trust, Inc., Convertible
923,000	5.250%, 12/1/2018	1,068,373
	BNP Paribas SA
450,000	7.625%, 3/30/2021[f,h]	495,000
	BNZ International Funding, Ltd.
250,000	2.222%, 9/14/2021[d,f]	251,156
	Capital One Financial Corporation
142,000	2.500%, 5/12/2020	142,605
421,000	3.050%, 3/9/2022	424,262
	Capital One NA
290,000	2.400%, 9/5/2019	291,046
	CBOE Holdings, Inc.
214,000	1.950%, 6/28/2019	213,936
	Centene Escrow Corporation
1,555,000	5.625%, 2/15/2021	1,621,088
	Central Fidelity Capital Trust I
960,000	2.158%, 4/15/2027[d]	909,600
	CIT Group, Inc.
1,315,000	5.000%, 8/15/2022	1,416,912
	Citigroup, Inc.
225,000	2.050%, 6/7/2019	225,154
284,000	2.450%, 1/10/2020	285,689
284,000	2.650%, 10/26/2020	286,693
153,000	2.350%, 8/2/2021	151,596
$142,000	2.750%, 4/25/2022	142,007
	Citizens Bank NA
250,000	2.200%, 5/26/2020	249,552
	CNA Financial Corporation
350,000	5.750%, 8/15/2021	390,574
	Commonwealth Bank of Australia
284,000	2.250%, 3/10/2020[f]	284,592
	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA
282,000	3.950%, 11/9/2022	294,489
	Credit Agricole SA
142,000	3.375%, 1/10/2022[f]	145,782
265,000	8.125%, 12/23/2025[f,h]	307,851
	Credit Suisse Group AG
600,000	7.500%, 12/11/2023[f,h]	672,774
1,240,000	6.250%, 12/18/2024[f,h]	1,317,500
	Credit Suisse Group Funding Guernsey, Ltd.
426,000	3.800%, 9/15/2022	442,554
	Credit Suisse Group Funding, Ltd.
284,000	3.125%, 12/10/2020	289,316
	DDR Corporation
213,000	3.500%, 1/15/2021	215,651
	Deutsche Bank AG
426,000	4.250%, 10/14/2021	446,049
	Discover Bank
68,000	8.700%, 11/18/2019	76,838
	Fifth Third Bancorp
213,000	2.600%, 6/15/2022	211,880
	First Tennessee Bank NA
945	3.750%, 8/15/2017[d,f,h]	716,842
	Goldman Sachs Group, Inc.
144,000	2.625%, 1/31/2019	145,496
460,000	7.500%, 2/15/2019	498,979
282,000	5.375%, 5/10/2020[h]	296,326
213,000	2.600%, 12/27/2020	214,120
284,000	5.250%, 7/27/2021	311,249
220,000	2.352%, 11/15/2021[d]	222,041
284,000	3.000%, 4/26/2022	286,626
141,000	2.268%, 6/5/2023[d]	141,089
440,000	5.300%, 11/10/2026[h]	462,000
	Goldman Sachs Group, Inc., Convertible
3,800,000	0.500%, 9/24/2022	4,723,742
	Guardian Life Global Funding
250,000	2.000%, 4/26/2021[f]	246,332
	Hartford Financial Services Group, Inc.
185,000	6.000%, 1/15/2019	196,066
	HCP, Inc.
107,000	3.750%, 2/1/2019	109,249
	Hospitality Properties Trust
95,000	4.250%, 2/15/2021	99,052
	HSBC Holdings plc
426,000	3.400%, 3/8/2021	437,804
284,000	6.875%, 6/1/2021[h]	306,720
290,000	2.650%, 1/5/2022[d]	298,315
325,000	6.375%, 9/17/2024[h]	340,438
	Huntington Bancshares, Inc.
185,000	3.150%, 3/14/2021	188,633
	Huntington Capital Trust I
200,000	1.870%, 2/1/2027[d]	180,500
	Icahn Enterprises, LP
550,000	6.000%, 8/1/2020	566,156
415,000	6.750%, 2/1/2024	432,679

The accompanying Notes to Financial Statements are an integral part of this schedule.

24

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (50.6%)	Value
Financials (8.6%) - continued
	ILFC E-Capital Trust II
$1,525,000	4.590%, 12/21/2065[d,f]	$1,456,375
	ING Capital Funding Trust III
150,000	4.896%, 9/30/2017[d,h]	150,468
	ING Groep NV
350,000	6.500%, 4/16/2025[h]	367,780
1,000,000	6.875%, 12/29/2049[h]	1,068,744
	International Lease Finance Corporation
284,000	4.625%, 4/15/2021	302,248
284,000	5.875%, 8/15/2022	320,589
	Intesa Sanpaolo SPA
70,000	3.875%, 1/16/2018	70,648
	J.P. Morgan Chase & Company
144,000	6.300%, 4/23/2019	154,988
40,000	2.250%, 1/23/2020	40,121
255,000	4.950%, 3/25/2020	273,463
211,000	1.882%, 6/1/2021[d]	211,292
290,000	2.295%, 8/15/2021	288,285
213,000	2.776%, 4/25/2023	213,358
289,000	2.383%, 10/24/2023[d]	293,344
	J.P. Morgan Chase Bank NA
250,000	1.879%, 9/23/2019[d]	251,794
	J.P. Morgan Chase Capital XXIII
410,000	2.182%, 5/15/2047[d]	377,712
	KeyBank NA
250,000	1.600%, 8/22/2019	248,158
	Liberty Mutual Group, Inc.
975,000	10.750%, 6/15/2058*	1,545,375
42,000	5.000%, 6/1/2021[f]	45,642
	Lincoln National Corporation
250,000	6.250%, 2/15/2020	274,206
	Lloyds Bank plc
1,760,000	1.461%, 8/29/2049[d,h]	1,460,870
	Lloyds Banking Group plc
285,000	3.000%, 1/11/2022	287,784
1,200,000	6.413%, 1/29/2049[f,h]	1,344,000
	Macquarie Bank, Ltd.
250,000	6.125%, 3/8/2027[f,h]	255,625
	MetLife Capital Trust IV
1,422,000	7.875%, 12/15/2037[f]	1,919,842
	MetLife, Inc.
125,000	9.250%, 4/8/2038[f]	186,250
	MGIC Investment Corporation, Convertible
738,000	9.000%, 4/1/2063[f]	970,470
	Mitsubishi UFJ Financial Group, Inc.
250,000	2.296%, 9/13/2021[d]	253,244
142,000	2.998%, 2/22/2022	144,094
	Mizuho Financial Group, Inc.
250,000	2.376%, 9/13/2021[d]	253,511
	Morgan Stanley
50,000	2.310%, 1/27/2020[d]	50,757
290,000	2.800%, 6/16/2020	294,313
250,000	2.500%, 4/21/2021	249,785
287,000	2.336%, 1/20/2022[d]	289,872
141,000	2.750%, 5/19/2022	140,953
110,000	4.875%, 11/1/2022	119,418
	MPT Operating Partnership, LP
850,000	5.500%, 5/1/2024	888,250
	National City Corporation
136,000	6.875%, 5/15/2019	147,987
	New York Life Global Funding
90,000	1.550%, 11/2/2018[f]	89,847
	Nomura Holdings, Inc.
141,000	2.750%, 3/19/2019	142,416
	Park Aerospace Holdings, Ltd.
1,435,000	5.500%, 2/15/2024[f]	1,498,858
	PNC Bank NA
282,000	2.450%, 11/5/2020	284,375
	Prudential Financial, Inc.
1,225,000	5.625%, 6/15/2043	1,344,437
	Quicken Loans, Inc.
1,480,000	5.750%, 5/1/2025[f]	1,528,100
	Realty Income Corporation
213,000	5.750%, 1/15/2021	234,119
	Regions Bank
43,000	7.500%, 5/15/2018	45,016
	Regions Financial Corporation
115,000	3.200%, 2/8/2021	117,567
	Reinsurance Group of America, Inc.
212,000	4.700%, 9/15/2023	229,974
	Royal Bank of Canada
284,000	2.125%, 3/2/2020	284,470
	Royal Bank of Scotland Group plc
540,000	7.500%, 8/10/2020[h]	557,280
412,000	8.625%, 8/15/2021[h]	449,080
530,000	7.640%, 3/29/2049[h]	508,800
385,000	7.648%, 8/29/2049[h]	474,512
	Santander UK Group Holdings plc
290,000	2.875%, 8/5/2021	290,667
	Santander UK plc
110,000	3.050%, 8/23/2018	111,381
	Simon Property Group, LP
95,000	2.500%, 9/1/2020	95,852
145,000	2.500%, 7/15/2021	145,011
	Societe Generale SA
1,200,000	8.000%, 9/29/2025[f,h]	1,360,500
1,240,000	8.250%, 9/29/2049[h]	1,315,528
	Standard Chartered plc
290,000	2.308%, 8/19/2019[d,f]	292,714
1,140,000	2.680%, 1/29/2049[d,f,h]	969,000
	State Street Capital Trust IV
1,655,000	2.246%, 6/15/2047[d]	1,523,634
	State Street Corporation
95,000	2.081%, 8/18/2020[d]	97,020
	Sumitomo Mitsui Financial Group, Inc.
285,000	2.901%, 3/9/2021[d]	293,574
282,000	2.934%, 3/9/2021	286,457
	Sumitomo Mitsui Trust Bank, Ltd.
250,000	2.050%, 3/6/2019[f]	250,007
	SunTrust Banks, Inc.
120,000	2.900%, 3/3/2021	121,819
	Synchrony Financial
141,000	3.000%, 8/15/2019	142,994
35,000	2.402%, 2/3/2020[d]	35,264
156,000	3.750%, 8/15/2021	160,217
	Toronto-Dominion Bank
95,000	1.993%, 1/22/2019[d]	95,885
90,000	2.172%, 12/14/2020[d]	91,307
	UBS Group Funding Jersey, Ltd.
212,000	2.950%, 9/24/2020[f]	216,554
	UnitedHealth Group, Inc.
95,000	3.350%, 7/15/2022	99,170
	USB Realty Corporation
1,240,000	2.305%, 1/15/2022[d,f,h]	1,085,000
	Voya Financial, Inc.
204,000	2.900%, 2/15/2018	205,382

The accompanying Notes to Financial Statements are an integral part of this schedule.

25

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (50.6%)	Value
Financials (8.6%) - continued
	Wachovia Capital Trust II
$307,000	1.658%, 1/15/2027[d]	$285,510
	Wells Fargo & Company
50,000	1.852%, 1/30/2020[d]	50,325
290,000	2.150%, 1/30/2020	291,056
280,000	2.100%, 7/26/2021	276,262
287,000	2.263%, 1/24/2023[d]	290,039
335,000	2.402%, 10/31/2023[d]	340,947
	Welltower, Inc.
213,000	4.950%, 1/15/2021	228,910
	Westpac Banking Corporation
375,000	2.028%, 8/19/2021[d]	378,372

	Total	70,699,380

Foreign Government (3.6%)
	Argentina Government International Bond
577,000	6.875%, 4/22/2021	618,256
361,000	5.625%, 1/26/2022	369,664
708,000	7.500%, 4/22/2026	761,100
297,000	6.875%, 1/26/2027	307,098
652,499	8.280%, 12/31/2033	722,969
216,000	7.125%, 7/6/2036	214,056
542,206	2.500%, 12/31/2038[e]	354,332
252,000	7.625%, 4/22/2046	258,048
	Brazil Government International Bond
505,000	4.875%, 1/22/2021	529,240
754,000	2.625%, 1/5/2023	698,393
289,000	6.000%, 4/7/2026	311,831
365,000	7.125%, 1/20/2037	417,012
448,000	5.000%, 1/27/2045	392,000
180,000	5.625%, 2/21/2047	171,900
	Colombia Government International Bond
365,000	4.375%, 7/12/2021	388,360
253,000	2.625%, 3/15/2023	246,675
400,000	4.000%, 2/26/2024	415,200
140,000	7.375%, 9/18/2037	180,040
418,000	5.625%, 2/26/2044	456,874
498,000	5.000%, 6/15/2045	500,988
	Croatia Government International Bond
83,000	6.750%, 11/5/2019[f]	90,366
443,000	6.625%, 7/14/2020[f]	488,407
220,000	6.000%, 1/26/2024[f]	246,442
	Hungary Government International Bond
616,000	5.750%, 11/22/2023	704,361
614,000	5.375%, 3/25/2024	691,190
	Indonesia Government International Bond
475,000	4.875%, 5/5/2021[f]	510,154
105,000	3.750%, 4/25/2022[f]	107,855
364,000	3.375%, 4/15/2023[f]	365,492
464,000	5.875%, 1/15/2024[f]	528,882
84,000	4.125%, 1/15/2025[f]	86,611
312,000	4.750%, 1/8/2026[f]	334,886
365,000	8.500%, 10/12/2035[f]	525,423
184,000	6.750%, 1/15/2044[f]	236,769
730,000	5.125%, 1/15/2045[f]	781,510
	Mexico Government International Bond
80,000	5.750%, 10/12/2110	83,000
516,000	4.000%, 10/2/2023	539,504
514,000	3.600%, 1/30/2025	520,168
478,000	4.125%, 1/21/2026	496,881
225,000	4.150%, 3/28/2027	232,988
149,000	6.750%, 9/27/2034	190,090
240,000	6.050%, 1/11/2040	282,912
448,000	4.750%, 3/8/2044	448,448
292,000	5.550%, 1/21/2045	327,040
252,000	4.600%, 1/23/2046	246,091
240,000	4.350%, 1/15/2047	225,408
	Panama Government International Bond
249,000	4.000%, 9/22/2024	261,450
308,000	3.750%, 3/16/2025	317,240
303,000	6.700%, 1/26/2036	390,112
	Peru Government International Bond
145,000	5.625%, 11/18/2050	175,667
390,000	8.750%, 11/21/2033	597,675
	Philippines Government International Bond
275,000	4.000%, 1/15/2021	293,110
302,000	7.750%, 1/14/2031	435,612
186,000	6.375%, 10/23/2034	249,683
144,000	5.000%, 1/13/2037	170,880
288,000	3.950%, 1/20/2040	300,525
	Romania Government International Bond
314,000	4.375%, 8/22/2023[f]	333,075
164,000	4.875%, 1/22/2024[f]	178,760
74,000	6.125%, 1/22/2044[f]	93,906
	Russia Government International Bond
100,000	3.500%, 1/16/2019[f]	101,736
1,200,000	5.000%, 4/29/2020[f]	1,271,683
432,000	4.875%, 9/16/2023[f]	463,313
200,000	4.750%, 5/27/2026[f]	208,750
328,250	7.500%, 3/31/2030[f]	393,900
440,000	5.625%, 4/4/2042[f]	476,300
	South Africa Government International Bond
25,000	5.500%, 3/9/2020	26,497
340,000	5.875%, 5/30/2022	371,238
210,000	4.875%, 4/14/2026	210,420
444,000	4.300%, 10/12/2028	414,756
	Turkey Government International Bond
288,000	7.000%, 6/5/2020	314,908
605,000	5.125%, 3/25/2022	627,905
315,000	6.250%, 9/26/2022	342,229
426,000	5.750%, 3/22/2024	450,495
622,000	4.250%, 4/14/2026	590,365
310,000	4.875%, 10/9/2026	305,556
428,000	6.875%, 3/17/2036	481,158
282,000	6.750%, 5/30/2040	314,244
291,000	4.875%, 4/16/2043	258,059
436,000	6.625%, 2/17/2045	480,455

	Total	29,506,576

Mortgage-Backed Securities (4.8%)
	Federal Home Loan Mortgage Corporation Gold 15-Yr. Pass Through
4,175,000	3.000%, 7/1/2031[c]	4,286,551
	Federal Home Loan Mortgage Corporation Gold 30-Yr. Pass Through
7,400,000	4.000%, 7/1/2047[c]	7,781,273

The accompanying Notes to Financial Statements are an integral part of this schedule.

26

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 30, 2017

(unaudited)

Principal Amount	Long-Term Fixed Income (50.6%)	Value
Mortgage-Backed Securities (4.8%) - continued
	Federal National Mortgage Association Conventional 30-Yr. Pass Through
$8,175,000	3.000%, 7/1/2047[c]	$8,162,227
9,550,000	3.500%, 7/1/2047[c]	9,805,614
9,200,000	4.000%, 7/1/2047[c]	9,669,344

	Total	39,705,009

Technology (1.8%)
	Alliance Data Systems Corporation
650,000	5.375%, 8/1/2022[f]	656,500
	Apple, Inc.
284,000	2.850%, 5/6/2021	291,973
284,000	1.532%, 5/11/2022[d]	284,751
	Automatic Data Processing, Inc.
95,000	2.250%, 9/15/2020	96,211
	Baidu, Inc.
143,000	3.000%, 6/30/2020	144,919
	Broadcom Corporation
287,000	2.375%, 1/15/2020[f]	287,398
	CommScope Technologies Finance, LLC
905,000	6.000%, 6/15/2025[f]	966,088
	Cypress Semiconductor Corporation, Convertible
600,000	4.500%, 1/15/2022[f]	733,125
	Diamond 1 Finance Corporation
120,000	3.480%, 6/1/2019[f]	122,810
284,000	5.450%, 6/15/2023[f]	308,150
	Equinix, Inc.
950,000	5.750%, 1/1/2025	1,022,437
	Fidelity National Information Services, Inc.
90,000	3.625%, 10/15/2020	94,271
375,000	2.250%, 8/15/2021	370,928
	First Data Corporation
850,000	5.375%, 8/15/2023[f]	888,250
	Hewlett Packard Enterprise Company
365,000	3.600%, 10/15/2020	376,320
	Inception Merger Sub, Inc.
945,000	8.625%, 11/15/2024[f]	1,006,425
	Intel Corporation
205,000	1.700%, 5/19/2021	202,321
95,000	3.100%, 7/29/2022	98,408
	Intel Corporation, Convertible
800,000	3.493%, 12/15/2035[e]	1,045,500
	Microchip Technology, Inc., Convertible
700,000	1.625%, 2/15/2027[f]	735,875
	Micron Technology, Inc., Convertible
425,000	2.375%, 5/1/2032	1,325,469
600,000	3.000%, 11/15/2043	675,000
	Microsoft Corporation
284,000	2.400%, 2/6/2022	286,640
	NXP BV
755,000	3.875%, 9/1/2022[f]	786,144
	NXP Semiconductors NV, Convertible
780,000	1.000%, 12/1/2019	930,150
	Oracle Corporation
95,000	2.500%, 5/15/2022	95,891
	Sensata Technologies BV
1,200,000	4.875%, 10/15/2023[f]	1,224,000
	Texas Instruments, Inc.
95,000	1.750%, 5/1/2020	94,606

	Total	15,150,560

Transportation (0.3%)
	American Airlines Pass Through Trust
103,520	4.950%, 1/15/2023	110,249
	Avis Budget Car Rental, LLC
510,000	5.125%, 6/1/2022[f]	504,900
	Delta Air Lines, Inc.
63,585	4.950%, 5/23/2019	66,049
213,000	2.875%, 3/13/2020	215,770
	J.B. Hunt Transport Services, Inc.
95,000	3.300%, 8/15/2022	96,835
	Trinity Industries, Inc., Convertible
321,000	3.875%, 6/1/2036	402,253
	United Airlines Pass Through Trust
90,000	3.700%, 12/1/2022	92,250
	XPO Logistics, Inc.
850,000	6.500%, 6/15/2022[f]	893,563

	Total	2,381,869

Utilities (1.0%)
	Alabama Power Company
142,000	2.450%, 3/30/2022	142,470
	Ameren Corporation
90,000	2.700%, 11/15/2020	91,065
	Calpine Corporation
870,000	6.000%, 1/15/2022[f]	899,363
1,080,000	5.375%, 1/15/2023	1,053,000
	Consolidated Edison, Inc.
142,000	2.000%, 3/15/2020	141,939
	Dominion Energy, Inc.
275,000	1.600%, 8/15/2019	272,683
282,000	2.579%, 7/1/2020	283,435
	Dynegy, Inc.
1,200,000	7.375%, 11/1/2022	1,185,000
	Edison International
142,000	2.125%, 4/15/2020	142,146
	Electricite de France SA
540,000	5.250%, 1/29/2023[f,h]	554,040
	Emera U.S. Finance, LP
150,000	2.150%, 6/15/2019	149,866
	Exelon Generation Company, LLC
144,000	5.200%, 10/1/2019	152,958
213,000	2.950%, 1/15/2020	216,780
	FirstEnergy Corporation
214,000	2.850%, 7/15/2022	213,266
	Fortis, Inc.
250,000	2.100%, 10/4/2021[f]	244,836
	Great Plains Energy, Inc.
213,000	2.500%, 3/9/2020	214,973
	NextEra Energy Capital Holdings, Inc.
120,000	2.300%, 4/1/2019	120,555
	NiSource Finance Corporation
295,000	5.450%, 9/15/2020	321,405
	NRG Energy, Inc.
610,000	6.625%, 3/15/2023	626,775
	PPL Capital Funding, Inc.
350,000	3.500%, 12/1/2022	361,631
	PSEG Power, LLC
60,000	3.000%, 6/15/2021	60,916
	Southern Company
255,000	1.850%, 7/1/2019	254,022
141,000	2.350%, 7/1/2021	139,959

	Total	7,843,083

	Total Long-Term Fixed Income (cost $401,902,076)	414,269,954

The accompanying Notes to Financial Statements are an integral part of this schedule.

27

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (27.8%)	Value
Consumer Discretionary (3.6%)
6,010	Amazon.com, Inc.[j]	$5,817,680
47,910	American Axle & Manufacturing Holdings, Inc.[j]	747,396
8,400	Bandai Namco Holdings, Inc.	287,006
3,540	Bellway plc	137,371
11,640	Berkeley Group Holdings plc	489,459
19,400	Bridgestone Corporation	838,693
2,840	Bunzl plc	84,668
5,780	Burlington Stores, Inc.	531,702
1,000	Cie Generale des Etablissements Michelin	133,094
65,114	Comcast Corporation	2,534,237
16,200	Denso Corporation	687,498
9,008	Dollar Tree, Inc.[j]	629,839
22,334	Eutelsat Communications	569,851
11,980	General Motors Company	418,461
78,083	Harvey Norman Holdings, Ltd.[k]	229,289
12,000	Haseko Corporation	146,129
38,100	Honda Motor Company, Ltd.	1,043,867
22,200	Inchcape plc	218,224
1,777	Ipsos SA	66,673
20,464	Marks and Spencer Group plc	88,817
13,900	Newell Brands, Inc.	745,318
1,875	Nexity SA	108,824
3,152	Next plc	158,306
18,880	NIKE, Inc.	1,113,920
6,300	Nikon Corporation	100,984
14,680	Norwegian Cruise Line Holdings, Ltd.[j]	796,977
8,027	Nutrisystem, Inc.	417,805
1,060	Priceline Group, Inc.[j]	1,982,751
865	Publicis Groupe SA	64,471
865	Publicis Groupe SA Rights[j,l]	107
800	RTL Group SA	60,439
5,761	SES SA	134,963
19,800	Singapore Press Holdings, Ltd.	46,456
20,310	SSP Group plc	125,863
39,356	Starbucks Corporation	2,294,848
15,900	Subaru Corporation	539,138
16,900	Sumitomo Forestry Company, Ltd.	266,216
14,100	Sumitomo Rubber Industries, Ltd.	238,791
700	Swatch Group AG	51,137
34,850	Time, Inc.	500,098
18,130	Toll Brothers, Inc.	716,316
3,400	Toyoda Gosei Company, Ltd.	81,469
5,200	TV Asahi Holdings Corporation[k]	93,940
20,560	Walt Disney Company	2,184,500
12,746	Wolters Kluwer NV	539,067
5,600	Yokohama Rubber Company, Ltd.	112,891

	Total	29,175,549

Consumer Staples (1.5%)
12,940	Altria Group, Inc.	963,642
8,600	Axfood AB	143,597
19,280	Blue Buffalo Pet Products, Inc.[j]	439,777
49,534	Coca-Cola Amatil, Ltd.	351,500
12,950	Coca-Cola HBC AG	380,849
51,750	Cott Corporation	747,270
3,168	Ebro Foods SA	72,367
7,686	Grieg Seafood ASA	53,531
1,746	Henkel AG & Company KGaA	211,501
22,660	Imperial Brands plc	1,018,281
1,200	Kesko Oyj	61,042
7,200	Kewpie Corporation	189,069
4,100	Kirin Holdings Company, Ltd.	83,634
9	Lindt & Spruengli AG	52,185
2,205	Nestle SA	192,315
37,530	Philip Morris International, Inc.	4,407,899
1,859	SalMar ASA	46,079
2,200	Seven & I Holdings Company, Ltd.	90,782
3,700	Suedzucker AG	77,246
15,390	Tate & Lyle plc	132,637
14,498	Unilever plc	784,605
48,020	Whole Foods Market, Inc.	2,022,122

	Total	12,521,930

Energy (1.5%)
4,334	Arch Coal, Inc.	296,012
363,637	BP plc	2,098,987
12,410	Concho Resources, Inc.[j]	1,508,187
9,305	Contura Energy, Inc.	609,478
7,841	Crescent Point Energy Corporation	59,981
30,960	Devon Energy Corporation	989,791
27,126	Ensco plc	139,970
26,250	Halliburton Company	1,121,137
23,806	John Wood Group plc	198,905
13,763	OMV AG	714,888
44,436	Petrofac, Ltd.	255,507
10,430	Pioneer Natural Resources Company	1,664,419
12,184	Royal Dutch Shell plc	323,972
4,185	Royal Dutch Shell plc, Class A	111,191
28,631	Royal Dutch Shell plc, Class B	768,644
7,790	Statoil ASA	129,175
5,140	TGS Nopec Geophysical Company ASA	105,459
12,189	Total SA	605,149
10,500	U.S. Silica Holdings, Inc.	372,645
39,390	WPX Energy, Inc.[j]	380,507

	Total	12,454,004

Financials (4.7%)
11,418	ABN AMRO Group NVf	302,485
3,040	Affiliated Managers Group, Inc.	504,214
29,547	Ally Financial, Inc.	617,532
300,000	Apollo Investment Corporation	1,917,000
183,600	Ares Capital Corporation	3,007,368
8,440	ASX, Ltd.	347,736
27,333	Australia & New Zealand Banking Group, Ltd.	603,284
136,828	Bank of America Corporation	3,319,447
15,586	Bank of Nova Scotia	937,588
12,640	Bank of the Ozarks, Inc.	592,437
28,333	Bankia, SA	137,040
2,799	Canadian Imperial Bank of Commerce	227,473
13,000	Chiba Bank, Ltd.	94,606
7,248	CI Financial Corporation[k]	154,484
24,694	CNP Assurances	554,288
8,599	Danske Bank AS	330,830
4,800	DBS Group Holdings, Ltd.	72,244
66,534	Direct Line Insurance Group plc	308,089
31,600	Encore Capital Group, Inc.[j]	1,268,740
7,200	Erste Group Bank AG	275,795
81,470	FlexiGroup, Ltd.	114,203
114,000	Fukuoka Financial Group, Inc.	543,918
5,531	Genworth MI Canada, Inc.[k]	152,179
14,790	Goldman Sachs Group, Inc.	3,281,901
180,000	Golub Capital BDC, Inc.	3,441,600
5,172	Hannover Rueckversicherung SE	621,229
3,500	Hokuhoku Financial Group, Inc.	55,985
153,436	HSBC Holdings plc	1,424,195
9,303	ING Groep NV	160,596
3,023	Intact Financial Corporation	228,357
21,620	Intercontinental Exchange, Inc.	1,425,190
7,420	Janus Henderson Group plc[j,k]	245,676

The accompanying Notes to Financial Statements are an integral part of this schedule.

28

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (27.8%)	Value
Financials (4.7%) - continued
42,730	KeyCorp	$800,760
3,372	Macquarie Group, Ltd.	229,308
148,233	Mapfre SAk	518,848
8,950	Meta Financial Group, Inc.	796,550
21,128	MetLife, Inc.	1,160,772
3,575	MGIC Investment Corporation[j]	40,040
17,400	Mitsubishi UFJ Financial Group, Inc.	117,364
190,000	Mizuho Financial Group, Inc.	348,360
2,900	MS and AD Insurance Group Holdings, Inc.	97,813
586	Muenchener Rueckversicherungs-Gesellschaft AG	118,579
9,929	National Bank of Canada	417,511
22,026	Nordea Bank AB	280,533
3,196	Pargesa Holding SA	243,520
30,062	Poste Italiane SPA[f]	206,135
9,797	Power Corporation of Canada	223,470
34,300	Resona Holdings, Inc.	189,467
37,900	Senshu Ikeda Holdings, Inc.	160,332
6,110	Societe Generale	329,487
25,200	Sumitomo Mitsui Trust Holdings, Inc.	905,166
8,800	Swiss Re AG	806,456
63,310	Synchrony Financial	1,887,904
12,512	TD Ameritrade Holding Corporation	537,891
2,002	TMX Group, Ltd.	108,931
14,780	Zions Bancorporation	648,990
503	Zurich Insurance Group AG	146,800

	Total	38,588,696

Health Care (2.8%)
17,500	Acadia Healthcare Company, Inc.[j]	864,150
3,871	Ansell, Ltd.	70,592
6,375	Anthem, Inc.	1,199,329
13,638	CAE, Inc.	235,152
18,320	Celgene Corporation[j]	2,379,218
8,190	CIGNA Corporation	1,370,924
6,303	Danaher Corporation	531,910
2,474	GlaxoSmithKline plc	52,665
23,340	GlaxoSmithKline plc ADR	1,006,421
17,870	Hologic, Inc.[j]	810,941
463	Le Noble Age SA	31,687
667	Lonza Group AG	144,483
31,070	Medtronic plc	2,757,462
4,042	Merck KGaA	489,078
27,508	Novartis AG	2,297,650
16,016	Novo Nordisk AS	688,164
276	Roche Holding AG-Genusschein	70,522
3,750	Teleflex, Inc.	779,100
24,761	UnitedHealth Group, Inc.	4,591,185
4,860	Waters Corporation[j]	893,462
15,170	Zimmer Biomet Holdings, Inc.	1,947,828

	Total	23,211,923

Industrials (3.1%)
113	A P Moller - Maersk AS, Class A	215,615
191	A P Moller - Maersk AS, Class B	384,581
11,313	Adecco SA	861,849
1,300	Aica Kogyo Company, Ltd.	39,696
6,200	Asahi Glass Company, Ltd.	261,844
42,500	ComfortDelGro Corporation, Ltd	70,988
48,770	CSX Corporation	2,660,891
7,750	Cummins, Inc.	1,257,205
8,000	Dai Nippon Printing Company, Ltd.	89,120
23,410	Delta Air Lines, Inc.	1,258,053
5,082	Deutsche Lufthansa AG	115,817
28,860	Eaton Corporation plc	2,246,174
4,750	Equifax, Inc.	652,745
13,065	Finning International, Inc.	256,101
4,500	Fuji Machine Manufacturing Company, Ltd.	65,091
40,094	GWA Group, Ltd.	97,019
2,900	Hitachi Transport System, Ltd.	68,385
325	Hochtief AG	59,663
15,680	Illinois Tool Works, Inc.	2,246,160
4,700	Inaba Denki Sangyo Company, Ltd.	178,747
70,500	ITOCHU Corporation	1,049,669
2,644	Jardine Matheson Holdings, Ltd.	169,745
16,800	KITZ Corporation	157,023
16,105	KONE Oyj	819,345
4,115	Koninklijke Boskalis Westminster NV	133,639
2,185	Loomis AB	78,326
10,700	Marubeni Corporation	69,322
10,430	Masonite International Corporation[j]	787,465
26,116	Meggitt plc	162,279
4,790	Middleby Corporation[j]	582,033
9,900	MIRAIT Holdings Corporation	111,353
29,000	Mitsubishi Heavy Industries, Ltd.	119,398
8,000	Mitsuboshi Belting, Ltd.	88,823
9,828	Monadelphous Group, Ltd.	105,614
15,579	National Express Group plc	74,402
10,000	Nippon Express Company, Ltd.	62,752
13,800	Nitto Kogyo Corporation	218,334
4,751	Northgate plc	27,419
9,280	Oshkosh Corporation	639,206
4,179	Philips Lighting NVf	154,362
6,051	RELX NV	124,753
15,396	Rolls-Royce Holdings plc	178,573
1,093,116	Rolls-Royce Holdings plc Rights[j,l]	1,424
11,000	Ryobi, Ltd.	44,873
14,960	Saia, Inc.[j]	767,448
6,200	Sanwa Holdings Corporation	65,478
1,029	Schindler Holding AG, Participation Certificate	218,161
839	SFS Group AGj	95,196
6,845	Siemens AG	941,559
3,460	Skanska AB	82,161
34,210	SKF AB	694,682
10,300	Smiths Group plc	214,158
84,500	Sojitz Corporation	208,012
2,059	Spirax-Sarco Engineering plc	143,601
1,471	Sulzer, Ltd.	166,751
14,790	Team, Inc.[j]	346,825
10,800	Teijin, Ltd.	208,408
5,100	Toppan Forms Company, Ltd.	52,790
9,107	Vinci SA	776,842
5,550	WABCO Holdings, Inc.[j]	707,680
3,423	Wolseley plc	210,097
2,655	WSP Global, Inc.	110,168
10,939	YIT Oyj	91,495
2,100	Yuasa Trading Company, Ltd.	63,869

	Total	25,211,257

Information Technology (4.3%)
8,002	Advanced Micro Devices, Inc.[j]	99,865
3,240	Alliance Data Systems Corporation	831,676
2,810	Alphabet, Inc., Class Aj	2,612,401
2,047	Alphabet, Inc., Class Cj	1,860,170
422	Alten SA	34,805
41,723	Apple, Inc.	6,008,946
4,400	Azbil Corporation	167,507
898	BKW FMB Energie	52,787
6,900	Canon, Inc.	234,706
10,638	Cap Gemini SA	1,098,935
3,887	Capital Power Corporation	72,896

The accompanying Notes to Financial Statements are an integral part of this schedule.

29

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (27.8%)	Value
Information Technology (4.3%) - continued
36,660	Ciena Corporation[j]	$917,233
59,541	Cisco Systems, Inc.	1,863,633
32,820	Cognizant Technology Solutions Corporation	2,179,248
5,880	F5 Networks, Inc.[j]	747,113
20,460	Facebook, Inc.[j]	3,089,051
29,150	Finisar Corporation[j]	757,317
15,000	FUJIFILM Holdings NPV	540,862
24,170	Juniper Networks, Inc.	673,859
26,500	Konica Minolta Holdings, Inc.	221,086
3,225	Lam Research Corporation	456,112
1,985	Micron Technology, Inc.[j]	59,272
7,300	NEC Networks & System Integration Corporation	158,868
18,520	New Relic, Inc.[j]	796,545
7,275	NVIDIA Corporation	1,051,674
46,410	PayPal Holdings, Inc.[j]	2,490,825
2,400	Ryosan Company, Ltd.	87,767
12,520	Salesforce.com, Inc.[j]	1,084,232
3,640	Seagate Technology plc	141,050
2,010	SMA Solar Technology AG	60,409
1,992	Software AG	87,370
14,886	Telefonaktiebolaget LM Ericsson	107,032
1,100	Tokyo Electron, Ltd.	148,712
25,740	Twitter, Inc.[j]	459,974
33,690	Visa, Inc.	3,159,448
16,994	Xilinx, Inc.	1,093,054

	Total	35,506,440

Materials (1.3%)
3,600	Adeka Corporation	55,001
4,866	APERAM	225,957
1,940	Ashland Global Holdings, Inc.	127,865
64,493	BHP Billiton, Ltd.	1,149,515
9,626	BillerudKorsnas AB	152,130
39,036	BlueScope Steel, Ltd.	395,202
4,870	Crown Holdings, Inc.[j]	290,544
30,200	Daicel Corporation	377,463
32,000	DOWA Holdings Company, Ltd.	242,720
1,760	Eagle Materials, Inc.	162,659
18,266	Evonik Industries AG	584,618
3,620	FMC Corporation	264,441
13,109	Granges AB	120,606
5,400	JSR Corporation	93,481
26,000	Kuraray Company, Ltd.	473,435
13,100	Kyoei Steel, Ltd.	217,421
29,400	Mitsubishi Chemical Holdings Corporation	244,954
4,270	Neenah Paper, Inc.	342,667
800	Nippon Shokubai Company, Ltd.	51,675
82,353	Norsk Hydro ASA	455,742
8,747	Nufarm, Ltd.	64,723
50,000	Oji Holdings Corporation	258,875
22,527	Orora, Ltd.	49,505
4,050	Packaging Corporation of America	451,129
18,000	Rengo Company, Ltd.	104,503
2,568	Rio Tinto, Ltd.	124,801
4,970	Sensient Technologies Corporation	400,234
6,002	Solvay SA	805,537
1,800	Sumitomo Seika Chemicals Company, Ltd.	88,514
8,200	Toagosei Company, Ltd.	106,960
36,709	UPM-Kymmene Oyj	1,046,749
5,325	Valvoline, Inc.	126,309
30,774	Verso Corporation[j]	144,330
2,800	Yamato Kogyo Company, Ltd.	71,926
14,020	Yara International ASA	527,184

	Total	10,399,375

Real Estate (4.1%)
3,050	Acadia Realty Trust	84,790
2,000	Agree Realty Corporation	91,740
11,008	Alexandria Real Estate Equities, Inc.	1,326,134
1,300	American Assets Trust, Inc.	51,207
4,050	American Campus Communities, Inc.	191,565
6,400	American Homes 4 Rent	144,448
5,607	American Tower Corporation	741,918
6,150	Apartment Investment & Management Company	264,265
6,700	Apple Hospitality REIT, Inc.	125,357
900	Armada Hoffler Properties, Inc.	11,655
4,100	AvalonBay Communities, Inc.	787,897
2,269	Bluerock Residential Growth REIT, Inc.	29,247
6,732	Boston Properties, Inc.	828,171
5,200	Brandywine Realty Trust	91,156
10,796	Brixmor Property Group, Inc.	193,032
11,890	Camden Property Trust	1,016,714
2,775	Care Capital Properties, Inc.	74,093
1,638	Chesapeake Lodging Trust	40,082
900	City Office REIT, Inc.	11,430
2,600	Colony Starwood Homes	89,206
1,600	Columbia Property Trust, Inc.	35,808
9,729	Cominar Real Estate Investment Trust	95,354
3,200	CoreCivic, Inc.	88,256
1,050	CoreSite Realty Corporation	108,707
3,100	Corporate Office Properties Trust	108,593
10,861	Cousins Properties, Inc.	95,468
7,550	Crown Castle International Corporation	756,359
6,700	CubeSmart	161,068
3,350	CyrusOne, Inc.	186,763
600	Daito Trust Construction Company, Ltd.	93,477
3,100	DCT Industrial Trust, Inc.	165,664
9,700	DDR Corporation	87,979
65,601	DEXUS Property Group	477,613
5,575	DiamondRock Hospitality Company	61,046
4,872	Digital Realty Trust, Inc.	550,292
4,000	Douglas Emmett, Inc.	152,840
42,790	Duke Realty Corporation	1,195,980
2,250	DuPont Fabros Technology, Inc.	137,610
486	EastGroup Properties, Inc.	40,727
1,800	Education Realty Trust, Inc.	69,750
2,410	Empire State Realty Trust, Inc.	50,056
1,979	EPR Properties	142,231
3,083	Equinix, Inc.	1,323,100
3,700	Equity Commonwealth[j]	116,920
2,700	Equity Lifestyle Properties, Inc.	233,118
14,302	Equity Residential	941,501
2,100	Essex Property Trust, Inc.	540,267
3,950	Extra Space Storage, Inc.	308,100
2,200	Federal Realty Investment Trust	278,058
4,300	FelCor Lodging Trust, Inc.	31,003
4,350	First Industrial Realty Trust, Inc.	124,497
6,617	Forest City Realty Trust, Inc.	159,933
5,350	Gaming and Leisure Properties, Inc.	201,535
42,857	General Growth Properties, Inc.	1,009,711
3,850	GEO Group, Inc.	113,845
5,627	Gramercy Property Trust	167,178
17,797	H&R Real Estate Investment Trust	302,198
13,000	HCP, Inc.	415,480

The accompanying Notes to Financial Statements are an integral part of this schedule.

30

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Common Stock (27.8%)	Value
Real Estate (4.1%) - continued
3,900	Healthcare Realty Trust, Inc.	$133,185
5,650	Healthcare Trust of America, Inc.	175,772
4,400	Highwoods Properties, Inc.	223,124
4,900	Hospitality Properties Trust	142,835
22,752	Host Hotels & Resorts, Inc.	415,679
4,950	Hudson Pacific Properties, Inc.	169,241
75,000	Hysan Development Company, Ltd.	357,929
4,200	Invitation Homes, Inc.	90,846
6,800	Iron Mountain, Inc.	233,648
2,900	Kilroy Realty Corporation	217,935
11,659	Kimco Realty Corporation	213,943
1,900	Kite Realty Group Trust	35,967
2,070	Lamar Advertising Company	152,290
3,300	LaSalle Hotel Properties	98,340
4,400	Liberty Property Trust	179,124
1,364	Life Storage, Inc.	101,072
4,200	Macerich Company	243,852
2,650	Mack-Cali Realty Corporation	71,921
9,650	Medical Properties Trust, Inc.	124,196
3,266	Mid-America Apartment Communities, Inc.	344,171
1,800	National Health Investors, Inc.	142,560
5,800	National Retail Properties, Inc.	226,780
866	National Storage Affiliates Trust	20,013
111,514	New World Development Company, Ltd.	141,354
4,350	Omega Healthcare Investors, Inc.	143,637
3,800	Outfront Media, Inc.	87,856
1,020	Parkway, Inc.	23,348
1,800	Pebblebrook Hotel Trust	58,032
9,450	Physicians Realty Trust	190,323
1,300	Piedmont Office Realty Trust, Inc.	27,404
22,882	Prologis, Inc.	1,341,800
6,022	Public Storage, Inc.	1,255,768
1,408	QTS Realty Trust, Inc.	73,681
2,780	Quality Care Properties, Inc.[j]	50,902
2,200	Ramco-Gershenson Properties Trust	28,380
7,110	Realty Income Corporation	392,330
5,180	Regency Centers Corporation	324,475
3,150	Retail Opportunity Investments Corporation	60,449
5,300	Retail Properties of America, Inc.	64,713
4,881	RLJ Lodging Trust	96,985
23,000	Road King Infrastructure, Ltd.	28,391
1,352	Road King Infrastructure, Ltd., Rights[j,l]	0
1,300	Ryman Hospitality Properties	83,213
1,600	Sabra Health Care REIT, Inc.	38,560
4,926	Senior Housing Property Trust	100,687
12,426	Simon Property Group, Inc.	2,010,030
3,000	SL Green Realty Corporation	317,400
12,800	Spirit Realty Capital, Inc.	94,848
1,300	STAG Industrial, Inc.	35,880
110,220	Stockland	370,658
6,431	Store Capital Corporation	144,376
5,660	Summit Hotel Properties, Inc.	105,559
2,550	Sun Communities, Inc.	223,610
19,000	Sun Hung Kai Properties, Ltd.	279,113
6,387	Sunstone Hotel Investors, Inc.	102,958
2,383	Tanger Factory Outlet Centers, Inc.	61,910
1,900	Taubman Centers, Inc.	113,145
7,650	UDR, Inc.	298,120
300	Uniti Group, Inc.	7,542
2,700	Urban Edge Properties	64,071
900	Urstadt Biddle Properties, Inc.	17,820
10,400	Ventas, Inc.	722,592
29,128	VEREIT, Inc.	237,102
7,970	Vornado Realty Trust	748,383
3,100	Washington Prime Group, Inc.	25,947
800	Washington REIT	25,520
3,600	Weingarten Realty Investors	108,360
10,580	Welltower, Inc.	791,913
11,000	Wheelock and Company, Ltd.	82,969
67,900	Wing Tai Holdings, Ltd.	98,178
1,900	WP Carey, Inc.	125,419
3,200	Xenia Hotels & Resorts, Inc.	61,984

	Total	33,324,310

Telecommunications Services (0.4%)
10,673	Elisa Oyj	414,030
10,488	Freenet AG	334,595
38,695	Inmarsat plc	388,080
161,636	KCOM Group plc	187,366
16,100	Nippon Telegraph & Telephone
	Corporation	759,986
11,100	NTT DOCOMO, Inc.	262,523
212,949	PCCW, Ltd.	121,022
17,139	Proximus SA	599,856
20,826	TDC AS	121,111
15,900	Telefonica Deutschland Holding AG	79,516
10,214	Telenor ASA	169,453

	Total	3,437,538

Utilities (0.5%)
3,470	ATCO, Ltd.	135,691
3,578	Canadian Utilities, Ltd.	114,972
196,417	Centrica plc	512,111
132,369	Electricidade de Portugal SA	433,009
556	Elia System Operator SA	31,465
23,466	Endesa SAk	541,329
31,146	MDU Resources Group, Inc.	816,025
16,580	New Jersey Resources Corporation	658,226
120,000	Osaka Gas Company, Ltd.	491,381
45,884	Redes Energeticas Nacionais SGPS SA	143,746
2,871	Verbund AG	54,761

	Total	3,932,716

	Total Common Stock (cost $201,214,511)	227,763,738

Shares	Preferred Stock (2.4%)
Consumer Non-Cyclical (0.2%)
48,800	CHS, Inc., 7.100%[h]	1,435,696

	Total	1,435,696

Consumer Staples (0.2%)
6,602	Bunge, Ltd., Convertible, 4.875%[h]	688,258
31,000	CHS, Inc., 6.750%[h]	876,680
2,739	Henkel AG & Company KGaA, 1.470%	377,692

	Total	1,942,630

Energy (<0.1%)
6,912	Alpha Natural Resources, Inc., 0.000%[j]	129,600
6,912	ANR Holdings, Inc., 0.000%[j]	20,736

	Total	150,336

Financials (1.7%)
8,335	Agribank FCB, 6.875%[h]	910,599
54,977	Annaly Capital Management, Inc., 7.500%[h]	1,401,364
44,780	Citigroup, Inc., 6.875%[h]	1,325,040
35,980	Citigroup, Inc., 7.542%[d]	934,761

The accompanying Notes to Financial Statements are an integral part of this schedule.

31

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 30, 2017

(unaudited)

Shares	Preferred Stock (2.4%)	Value
Financials (1.7%) - continued
12,970	Cobank ACB, 6.250%*,h	$1,348,069
10,250	Federal National Mortgage Association, 0.000%[h,j]	59,040
60,150	GMAC Capital Trust I, 6.967%[d]	1,575,930
40,200	Goldman Sachs Group, Inc., 5.500%[h]	1,131,630
11,380	Morgan Stanley, 6.875%[h]	333,320
32,100	Morgan Stanley, 7.125%[h]	951,444
24,500	PNC Financial Services Group, Inc., 6.125%[h]	725,200
39,100	U.S. Bancorp, 6.500%[h]	1,160,879
1,445	Wells Fargo & Company, Convertible, 7.500%[h]	1,894,554

	Total	13,751,830

Health Care (0.2%)
1,280	Allergan plc, Convertible, 5.500%	1,107,200
9,768	Becton Dickinson and Company, Convertible, 6.125%	535,091

	Total	1,642,291

Industrials (0.1%)
4,915	Stanley Black & Decker, Inc.,
	Convertible, 5.375%	539,274

	Total	539,274
	Total Preferred Stock (cost $17,946,069)	19,462,057

Shares	Registered Investment Companies (1.7%)
Equity Funds/Exchange Traded Funds (1.5%)
418,500	Alerian MLP ETF	5,005,260
12,960	iShares MSCI EAFE Index Fund	844,992
61,060	Materials Select Sector SPDR Fund	3,285,639
10,360	Powershares S&P SmallCap Information Technology Portfolio	766,433
40,210	Utilities Select Sector SPDR Fund	2,089,311

	Total	11,991,635

Fixed Income Funds/Exchange Traded Funds (0.2%)
2,800	iShares S&P U.S. Preferred Stock Index Fund	109,676
16,755	Vanguard Short-Term Corporate Bond ETF	1,341,070

	Total	1,450,746

	Total Registered Investment Companies (cost $15,168,124)	13,442,381

Shares	Collateral Held for Securities Loaned (0.2%)
2,001,599	Thrivent Cash Management Trust	2,001,599

	Total Collateral Held for Securities Loaned (cost $2,001,599)	2,001,599

Shares or Principal Amount	Short-Term Investments (10.0%)[m]
	Federal Home Loan Bank Discount Notes
100,000	0.810%, 7/7/2017[n]	99,989
100,000	0.860%, 7/26/2017[n]	99,936
100,000	0.975%, 8/23/2017[n]	99,856
1,700,000	1.035%, 9/27/2017[n]	1,695,816
	Thrivent Core Short-Term Reserve Fund
7,993,406	1.240%	79,934,057

	Total Short-Term Investments (cost $81,929,539)	81,929,654

	Total Investments (cost $829,034,658) 105.9%	$867,088,826

	Other Assets and Liabilities, Net (5.9%)	(48,360,441)

	Total Net Assets 100.0%	$818,728,385

a	The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b	All or a portion of the loan is unfunded.
c	Denotes investments purchased on a when-issued or delayed delivery basis.
d	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of June 30, 2017.
e	Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of June 30, 2017.
f	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities may be resold to other dealers in the program or to other qualified institutional buyers. As of June 30, 2017, the value of these investments was $101,141,668 or 12.4% of total net assets.
g	All or a portion of the security is insured or guaranteed.
h	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest and have no contractual maturity date. Date shown, if applicable, is next call date.
i	Denotes interest only security. Interest only securities represent the right to receive monthly interest payments on an underlying pool of mortgages or assets. The principal shown is the outstanding par amount of the pool as of the end of the period. The actual effective yield of the security is different than the stated coupon rate.
j	Non-income producing security.
k	All or a portion of the security is on loan.
l	Security is valued at fair value. Market quotations or prices were not readily available or were determined to be unreliable. Fair value was determined in good faith pursuant to procedures adopted by the Board. Further information on fair valuation can be found in the Notes to Financial Statements.
m	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n	All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
*	Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Diversified Income Plus Fund as of June 30, 2017 was $32,583,309 or 4.0% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of June 30, 2017.

Security	Acquisition Date	Cost
AJAX Mortgage Loan Trust, 4/25/2057	5/19/2017	$1,299,607
ALM XI Ltd., 10/17/2026	4/28/2017	1,475,000

The accompanying Notes to Financial Statements are an integral part of this schedule.

32

DIVERSIFIED INCOME PLUS FUND

Schedule of Investments as of June 30, 2017

(unaudited)

Security	Acquisition Date	Cost
Angel Oak Mortgage Trust, 11/25/2045	12/10/2015	$487,712
Apidos CLO XVIII, 7/22/2026	4/4/2017	900,000
BlueMountain CLO, Ltd., 10/15/2026	4/10/2017	1,950,501
CLUB Credit Trust, 4/17/2023	6/14/2017	1,124,995
Cobank ACB, 6.250%, 10/1/2022	10/1/2012	1,311,220
COLT Mortgage Loan Trust, 9/25/2046	9/9/2016	978,767
Digicel, Ltd., 4/15/2021	6/9/2014	1,428,958
GCAT, LLC, 3/25/2047	3/22/2017	1,622,036
Liberty Mutual Group, Inc., 6/15/2058	1/12/2009	1,047,999
Madison Park Funding XIV, Ltd., 7/20/2026	4/13/2017	1,950,000
Mariner Finance Issuance Trust, 2/20/2029	2/16/2017	1,399,724
Marlette Funding Trust, 1/17/2023	7/20/2016	1,122,285
Murray Hill Marketplace Trust, 11/25/2022	10/6/2016	246,575
NCF Dealer Floorplan Master Trust, 3/21/2022	4/8/2016	1,081,315
NRZ Advance Receivables Trust Advance Receivables Backed, 6/15/2049	6/23/2016	999,998
Octagon Investment Partners XX, Ltd., 8/12/2026	4/21/2017	1,350,000
Preston Ridge Partners Mortgage Trust, LLC, 9/27/2021	9/23/2016	1,064,341
Preston Ridge Partners Mortgage Trust, LLC, 1/25/2022	1/24/2017	1,220,183
Pretium Mortgage Credit Partners I, LLC, 7/27/2031	6/17/2016	1,333,475
Pretium Mortgage Credit Partners, LLC, 4/29/2032	3/31/2017	1,440,631
Sunset Mortgage Loan Company, LLC, 9/18/2045	10/2/2015	577,993
Sunset Mortgage Loan Company, LLC, 6/16/2047	6/15/2017	1,050,000
Sunset Mortgage Loan Company, LLC, 7/16/2047	7/27/2016	336,736
US Residential Opportunity Fund Trust, 7/27/2036	7/20/2016	1,357,334
Vericrest Opportunity Loan Transferee, 2/25/2055	2/25/2015	267,078
Voya CLO 4, Ltd., 10/14/2026	6/16/2017	1,650,000

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus Fund as of June 30, 2017:

Securities Lending Transactions
Common Stock	$1,895,270

Total lending	$1,895,270
Gross amount payable upon return of collateral for securities loaned	$2,001,599

Net amounts due to counterparty	$106,329

Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
ETF	-	Exchange Traded Fund
REIT	-	Real Estate Investment Trust is a company that buys, develops, manages and/or sells real estate assets.
Ser.	-	Series
SPDR	-	S&P Depository Receipts, which are exchange-traded funds traded in the U.S., Europe, and Asia-Pacific and managed by State Street Global Advisors.

The accompanying Notes to Financial Statements are an integral part of this schedule.

33

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees.

Item 11.	Controls and Procedures

(a)(i) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12.	Exhibits

Certifications pursuant to Rules 30a-2(a) and 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: August 28, 2017	THRIVENT MUTUAL FUNDS

By:
/s/ David S. Royal
David S. Royal
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 28, 2017	By:
/s/ David S. Royal
David S. Royal
President

Date: August 28, 2017	By:
/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer